JOINT PROXY STATEMENT OF
MERRILL LYNCH ARIZONA MUNICIPAL BOND FUND,
MERRILL LYNCH CONNECTICUT MUNICIPAL BOND FUND,
MERRILL LYNCH MARYLAND MUNICIPAL BOND FUND,
MERRILL LYNCH MASSACHUSETTS MUNICIPAL BOND FUND,
MERRILL LYNCH MICHIGAN MUNICIPAL BOND FUND,
MERRILL LYNCH MINNESOTA MUNICIPAL BOND FUND,
MERRILL LYNCH NORTH CAROLINA MUNICIPAL BOND FUND,
MERRILL LYNCH OHIO MUNICIPAL BOND FUND, AND
MERRILL LYNCH TEXAS MUNICIPAL BOND FUND,
EACH A SERIES OF MERRILL LYNCH MULTI-STATE MUNICIPAL SERIES TRUST
FOR USE AT SPECIAL MEETINGS OF SHAREHOLDERS

TO BE HELD ON MARCH 18, 2002

PROSPECTUS OF
THE NATIONAL PORTFOLIO OF MERRILL LYNCH MUNICIPAL BOND FUND, INC.
P.O. Box 9011, Princeton, New Jersey 08543-9011
(609) 282-2800

        This Joint Proxy Statement and Prospectus (“Proxy Statement and Prospectus”) is furnished to you because you are a shareholder of one or more of the funds listed below (each, a “State Fund” and collectively, the “State Funds”), each a series of Merrill Lynch Multi-State Municipal Series Trust, a Massachusetts business trust (“Municipal Series Trust”), and you are being asked to consider:

(1) the election of the Board of Trustees of Municipal Series Trust; and

(2) the acquisition of your fund by the National Portfolio (the “National Portfolio”), a series of Merrill Lynch Municipal Bond Fund, Inc., a Maryland corporation (“Municipal Bond Fund”).

Legal Name	Referred to Herein As
Merrill Lynch Arizona Municipal Bond Fund	Arizona Fund
Merrill Lynch Connecticut Municipal Bond Fund	Connecticut Fund
Merrill Lynch Maryland Municipal Bond Fund	Maryland Fund
Merrill Lynch Massachusetts Municipal Bond Fund	Massachusetts Fund
Merrill Lynch Michigan Municipal Bond Fund	Michigan Fund
Merrill Lynch Minnesota Municipal Bond Fund	Minnesota Fund
Merrill Lynch North Carolina Municipal Bond Fund	North Carolina Fund
Merrill Lynch Ohio Municipal Bond Fund	Ohio Fund
Merrill Lynch Texas Municipal Bond Fund	Texas Fund

continued on next page

        The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Proxy Statement and Prospectus. Any representation to the contrary is a criminal offense.

The date of this Proxy Statement and Prospectus is February 9, 2002

        Proposal 2 will involve a two-step transaction:

        FIRST, the National Portfolio will acquire substantially all of the assets, and will assume substantially all of the liabilities, of your State Fund in return for an equal aggregate value of newly-issued shares of common stock of the National Portfolio.

SECOND, your State Fund will distribute the shares of common stock of the National Portfolio received in the reorganization to its shareholders.

        This two-step transaction with respect to a State Fund will be referred to in this Proxy Statement and Prospectus as a “State Fund Acquisition.” The State Fund Acquisitions are collectively referred to herein as the “Reorganization.” After a State Fund Acquisition is completed, that State Fund will be terminated as a separate series of Municipal Series Trust.

        On March 18, 2002, a Special Meeting of Shareholders of each State Fund will be held to elect the Board of Trustees of Municipal Series Trust and to obtain shareholder approval of the applicable State Fund Acquisition. On March 15, 2002, a Special Meeting of Shareholders of Merrill Lynch Florida Municipal Bond Fund (the “Florida Fund”), Merrill Lynch New Jersey Municipal Bond Fund (the “New Jersey Fund”), Merrill Lynch New York Municipal Bond Fund (the “New York Fund”), and Merrill Lynch Pennsylvania Municipal Bond Fund (the “Pennsylvania Fund”), the other series of Municipal Series Trust, will also be held to elect the Board of Trustees of Municipal Series Trust. The State Funds, the Florida Fund, the New Jersey Fund, the New York Fund, and the Pennsylvania Fund are referred to herein as the “Series” of Municipal Series Trust. The Special Meetings of Shareholders of the Series of Municipal Series Trust are referred to herein individually as a “Meeting” and collectively as the “Meetings,” as the context requires. Shareholders of the Florida Fund, the New Jersey Fund, the New York Fund, and the Pennsylvania Fund will receive a separate Notice of Special Meetings of Shareholders and a separate Proxy Statement with respect to the election of the Board of Trustees of Municipal Series Trust (Item 1 listed above). The vote of the shareholders of the Florida Fund, the New Jersey Fund, the New York Fund, and the Pennsylvania Fund is not required with respect to the acquisition of your fund by the National Portfolio (Item 2 listed above).

        This Proxy Statement and Prospectus sets forth concisely the information about the National Portfolio that a shareholder of each State Fund should know before considering the applicable State Fund Acquisition and should be retained for future reference. Municipal Series Trust has authorized the solicitation of proxies in connection with the election of the Board of Trustees of Municipal Series Trust and the Reorganization solely on the basis of this Proxy Statement and Prospectus and the accompanying documents.

        The Board of Trustees of Municipal Series Trust has fixed the close of business on January 22, 2002 as the record date (the “Record Date”) for the determination of shareholders entitled to notice of and to vote at each Meeting and at any adjournment(s) thereof. Shareholders on the Record Date will be entitled to one vote for each share held, with no share having cumulative voting rights. As of the Record Date, each State Fund had outstanding the number of shares of each class indicated below:

State Fund	Class A	Class B	Class C	Class D
Arizona Fund	1,085,660	2,780,258	198,235	1,099,009
Connecticut Fund	628,766	4,030,680	606,889	564,201
Maryland Fund	217,069	2,202,587	265,191	212,552
Massachusetts Fund	355,268	3,277,915	265,951	309,353
Michigan Fund	531,547	3,107,369	382,797	302,380
Minnesota Fund	376,761	2,973,074	259,066	219,310
North Carolina Fund	569,525	2,089,171	187,573	412,106
Ohio Fund	574,613	2,786,036	351,331	394,789
Texas Fund	408,701	1,821,739	139,417	800,340

        With this Proxy Statement and Prospectus you will also receive the following documents:

•	Prospectus of Municipal Bond Fund, dated October 5, 2001 (the “Municipal Bond Fund Prospectus”); and

•	Annual Report to Stockholders of Municipal Bond Fund (the “Municipal Bond Fund Annual Report”) for the fiscal year ended June 30, 2001.

        Both the Municipal Bond Fund Prospectus and the Municipal Bond Fund Annual Report are incorporated by reference into this Proxy Statement and Prospectus, which means that they are legally considered to be part of this Proxy Statement and Prospectus.

        Certain other documents containing information about each State Fund and Municipal Bond Fund have been filed with the Securities and Exchange Commission (the “Commission”) and may be obtained, without charge, by writing to each State Fund or Municipal Bond Fund at the address above, or by calling 1-800-995-6526. These documents are:

•	Statement of Additional Information of Municipal Bond Fund, dated October 5, 2001 (the “Municipal Bond Fund Statement”);

•	Prospectus of the Arizona Fund, dated November 14, 2001 (the “Arizona Prospectus”);

•	Prospectus of the Connecticut Fund, dated November 14, 2001 (the “Connecticut Prospectus”);

•	Prospectus of the Maryland Fund, dated November 14, 2001 (the “Maryland Prospectus”);

•	Prospectus of the Massachusetts Fund, dated November 14, 2001 (the “Massachusetts Prospectus”);

•	Prospectus of the Michigan Fund, dated November 14, 2001 (the “Michigan Prospectus”);

•	Prospectus of the Minnesota Fund, dated November 14, 2001 (the “Minnesota Prospectus”);

•	Prospectus of the North Carolina Fund, dated November 14, 2001 (the “North Carolina Prospectus”);

•	Prospectus of the Ohio Fund, dated November 14, 2001 (the “Ohio Prospectus”);

•	Prospectus of the Texas Fund, dated November 14, 2001 (the “Texas Prospectus”);

•	Statement of Additional Information relating to each State Fund, dated November 14, 2001 (the “State Fund Statement”); and

•	Statement of Additional Information relating to this Proxy Statement and Prospectus, dated February 9, 2002 (the “Statement of Additional Information”).

        The Arizona Prospectus, the Connecticut Prospectus, the Maryland Prospectus, the Massachusetts Prospectus, the Michigan Prospectus, the Minnesota Prospectus, the North Carolina Prospectus, the Ohio Prospectus, the Texas Prospectus, and the Statement of Additional Information are also incorporated by reference into this Proxy Statement and Prospectus. The Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, other material incorporated herein by reference, and other information regarding Municipal Series Trust, each State Fund, Municipal Bond Fund, and the National Portfolio.

        The investment objective of each State Fund and the National Portfolio are similar; however, they differ with respect to the tax-exempt nature of the income paid to shareholders. The investment objective of each State Fund is to provide shareholders with income exempt from Federal income taxes, the designated state’s personal income taxes (where applicable) and, in certain instances, the designated state’s corporate income tax, local personal income taxes, local personal property taxes and/or state intangible personal property taxes. The investment objective of the National Portfolio is to provide shareholders with as high a level of income exempt from Federal income taxes as is consistent with its investment policies.

        The address of the principal executive offices of Municipal Series Trust and Municipal Bond Fund is 800 Scudders Mill Road, Plainsboro, New Jersey 08536, and the telephone number is (609) 282-2800.
MERRILL LYNCH ARIZONA MUNICIPAL BOND FUND,
MERRILL LYNCH CONNECTICUT MUNICIPAL BOND FUND,
MERRILL LYNCH MARYLAND MUNICIPAL BOND FUND,
MERRILL LYNCH MASSACHUSETTS MUNICIPAL BOND FUND,
MERRILL LYNCH MICHIGAN MUNICIPAL BOND FUND,
MERRILL LYNCH MINNESOTA MUNICIPAL BOND FUND,
MERRILL LYNCH NORTH CAROLINA MUNICIPAL BOND FUND,
MERRILL LYNCH OHIO MUNICIPAL BOND FUND, AND
MERRILL LYNCH TEXAS MUNICIPAL BOND FUND,
EACH A SERIES OF MERRILL LYNCH MULTI-STATE MUNICIPAL SERIES TRUST
P.O. Box 9011
Princeton, New Jersey 08543-9011

NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS

TO BE HELD ON MARCH 18, 2002

To The Shareholders Of

Merrill Lynch Arizona Municipal Bond Fund
Merrill Lynch Connecticut Municipal Bond Fund
Merrill Lynch Maryland Municipal Bond Fund
Merrill Lynch Massachusetts Municipal Bond Fund
Merrill Lynch Michigan Municipal Bond Fund
Merrill Lynch Minnesota Municipal Bond Fund
Merrill Lynch North Carolina Municipal Bond Fund
Merrill Lynch Ohio Municipal Bond Fund and
Merrill Lynch Texas Municipal Bond Fund:

        NOTICE IS HEREBY GIVEN that Special Meetings of Shareholders (each, a “Meeting” and collectively, the “Meetings”) of the following funds (each, a “State Fund” and collectively, the “State Funds”), each a series of Merrill Lynch Multi-State Municipal Series Trust (“Municipal Series Trust”), will be held at the offices of Fund Asset Management, L.P., 800 Scudders Mill Road, Plainsboro, New Jersey, on Monday, March 18, 2002, at the times indicated below:

Legal Name	Referred to Herein As	Meeting Time
Merrill Lynch Arizona Municipal Bond Fund	Arizona Fund	9:30 a.m. Eastern time
Merrill Lynch Connecticut Municipal Bond Fund	Connecticut Fund	10:00 a.m. Eastern time
Merrill Lynch Maryland Municipal Bond Fund	Maryland Fund	10:30 a.m. Eastern time
Merrill Lynch Massachusetts Municipal Bond Fund	Massachusetts Fund	11:00 a.m. Eastern time
Merrill Lynch Michigan Municipal Bond Fund	Michigan Fund	11:30 a.m. Eastern time
Merrill Lynch Minnesota Municipal Bond Fund	Minnesota Fund	12:00 p.m. Eastern time
Merrill Lynch North Carolina Municipal Bond Fund	North Carolina Fund	12:30 p.m. Eastern time
Merrill Lynch Ohio Municipal Bond Fund	Ohio Fund	1:00 p.m. Eastern time
Merrill Lynch Texas Municipal Bond Fund	Texas Fund	1:30 p.m. Eastern time

        The Meetings will be held for the following purposes:

(1) To elect the Board of Trustees of Municipal Series Trust to serve until their successors have been duly elected and qualified or until their earlier resignation or removal;

        (2)  To approve or disapprove an Agreement and Plan of Reorganization (the “Agreement and Plan”) between Merrill Lynch Municipal Bond Fund, Inc. (“Municipal Bond Fund”) and Municipal Series Trust providing for the acquisition of substantially all of the assets, and the assumption of substantially all of the liabilities, the Arizona Fund, the Connecticut Fund, the Maryland Fund, the Massachusetts Fund, the Michigan Fund, the Minnesota Fund, the North Carolina Fund, the Ohio Fund, and the Texas Fund by the National Portfolio (the “National Portfolio”), a series of Municipal Bond Fund, and the simultaneous distribution to each State Fund of newly-issued shares of common stock of the National Portfolio having an aggregate net asset value equal to the value of the net assets of the applicable State Fund acquired by the National Portfolio. The Agreement and Plan also provides for the distribution, on a proportionate basis, of the shares of common stock of the National Portfolio received by each State Fund to the shareholders of such State Fund in liquidation of such Fund. A vote in favor of this proposal by the shareholders of a State Fund will constitute a vote in favor of: (a) the liquidation of the applicable State Fund, (b) the termination of such State Fund as a separate series of Municipal Series Trust, and (c) the termination of such State Fund’s registration under the Securities Act of 1933; and

(3) To transact such other business as properly may come before any Meeting or any adjournment thereof.

        This Notice of Special Meetings of Shareholders and the enclosed Joint Proxy Statement and Prospectus are being sent to shareholders of each State Fund. Shareholders of Merrill Lynch Florida Municipal Bond Fund (the “Florida Fund”), Merrill Lynch New Jersey Municipal Bond Fund (the “New Jersey Fund”), Merrill Lynch New York Municipal Bond Fund (the “New York Fund”), and Merrill Lynch Pennsylvania Municipal Bond Fund (the “Pennsylvania Fund”), the other series of Municipal Series Trust, will receive a separate Notice of Special Meetings of Shareholders and a separate Proxy Statement with respect to the election of the Board of Trustees of Municipal Series Trust (Item 1 listed above). The vote of the shareholders of the Florida Fund, the New Jersey Fund, the New York Fund, and the Pennsylvania Fund is not required with respect to the approval or disapproval of the Agreement and Plan (Item 2 listed above).

        Each acquisition of assets and assumption of liabilities of a State Fund by the National Portfolio is individually referred to herein as a “State Fund Acquisition,” and the State Fund Acquisitions are collectively referred to herein as the “Reorganization.” Under the Agreement and Plan, the failure of the shareholders of any State Fund to approve the Agreement and Plan will not affect the ability of the shareholders of any other State Fund to approve the Agreement and Plan. The consummation of any State Fund Acquisition is not contingent upon the consummation of any other State Fund Acquisition.

        Shareholders of a State Fund are not entitled to appraisal rights in connection with the applicable State Fund Acquisition.

        Regardless of whether the shareholders of a State Fund approve the Agreement and Plan as described herein, the Board of Trustees of Municipal Series Trust elected at the Meetings will continue to serve as the Trustees of Municipal Series Trust until their successors have been duly elected and qualified or until their earlier resignation or removal. If the shareholders of a State Fund approve the Agreement and Plan and the applicable State Fund Acquisition is consummated, they will become shareholders of the National Portfolio. The Board of Directors of Municipal Bond Fund is responsible for the overall supervision of the operations of the National Portfolio.

        The Board of Trustees of Municipal Series Trust has fixed the close of business on January 22, 2002 as the record date for the determination of shareholders entitled to notice of, and to vote at, each Meeting and at any adjournment(s) thereof.

        A complete list of the shareholders of each State Fund entitled to vote at the applicable Meeting will be available and open to the examination of any shareholder of such State Fund for any purpose germane to the applicable Meeting during ordinary business hours from and after March 4, 2002, at the offices of Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, New Jersey.

        You are cordially invited to attend the Meeting of any State Fund in which you owned shares on January 22, 2002. Shareholders who do not expect to attend in person the Meeting of any State Fund in which they owned shares on January 22, 2002 are requested to complete, date, and sign the enclosed form of proxy for their State Fund and return it promptly in the envelope provided for that purpose. If you have been provided with the opportunity on your proxy card or voting instruction form to provide voting instructions via telephone or the Internet, please take advantage of these prompt and efficient voting options. The enclosed proxy is being solicited on behalf of the Board of Trustees of Municipal Series Trust.

        If you have any questions regarding the enclosed proxy materials or need assistance in voting your shares, please contact our proxy solicitor, Georgeson Shareholder, at 1-866-515-0324.

By Order of the Board of Trustees,

ALICE A. PELLEGRINO
Secretary
Merrill Lynch Multi-State Municipal Series Trust

Plainsboro, New Jersey
Dated: February 9, 2002

INTRODUCTION

        This Proxy Statement and Prospectus is furnished in connection with the solicitation of proxies on behalf of the Board of Trustees of Municipal Series Trust on behalf of each State Fund for use at the applicable Meetings to be held at the offices of Fund Asset Management, L.P. (“FAM”), 800 Scudders Mill Road, Plainsboro, New Jersey, on Monday, March 18, 2002, at the following times:

State Fund	Meeting Time
Arizona Fund	9:30 a.m. Eastern time
Connecticut Fund	10:00 a.m. Eastern time
Maryland Fund	10:30 a.m. Eastern time
Massachusetts Fund	11:00 a.m. Eastern time
Michigan Fund	11:30 a.m. Eastern time
Minnesota Fund	12:00 p.m. Eastern time
North Carolina Fund	12:30 p.m. Eastern time
Ohio Fund	1:00 p.m. Eastern time
Texas Fund	1:30 p.m. Eastern time

        The mailing address for Municipal Series Trust is P.O. Box 9011, Princeton, New Jersey 08543-9011. The approximate mailing date of this Proxy Statement and Prospectus is February 15, 2002.

        Any person giving a proxy may revoke it at any time prior to its exercise by executing a superseding proxy, by giving written notice of the revocation to the Secretary of Municipal Series Trust at the address indicated above or by voting in person at the applicable Meeting. All properly executed proxies received prior to a Meeting will be voted at such Meeting in accordance with the instructions marked thereon or otherwise as provided therein. Unless instructions to the contrary are marked, properly executed proxies will be voted “FOR” each of the following Items: (1) to elect the Board of Trustees of Municipal Series Trust to serve until their successors have been duly elected and qualified or until their earlier resignation or removal; and (2) to approve the Agreement and Plan of Reorganization (the “Agreement and Plan”) between Municipal Series Trust and Municipal Bond Fund, a copy of which is attached hereto as Exhibit I.

        This Proxy Statement and Prospectus is being used to solicit the vote of the shareholders of each State Fund with respect to the election of the Board of Trustees of Municipal Series Trust and the approval of the Agreement and Plan. The vote of the shareholders of the Florida Fund, the New Jersey Fund, the New York Fund, and the Pennsylvania Fund with respect to the election of the Board of Trustees of Municipal Series Trust is being solicited by a separate Proxy Statement. The required shareholder votes with respect to the election of the Board of Trustees of Municipal Series Trust and the approval of the Agreement and Plan is described under the heading “Information Concerning the Special Meetings—Voting Rights and Required Vote.”

        Under the Agreement and Plan, the failure of the shareholders of a State Fund to approve the Agreement and Plan will not affect the ability of any other State Fund to proceed with its State Fund Acquisition. Consummation of each State Fund Acquisition is also conditioned upon, among other things, the receipt of certain regulatory approvals as well as an opinion of counsel relating to the tax-free treatment of the transaction. The consummation of any State Fund Acquisition is not contingent upon the consummation of any other State Fund Acquisition. The Board of Trustees of Municipal Series Trust and the Board of Directors of Municipal Bond Fund may amend the Agreement and Plan to change the terms of a State Fund Acquisition at any time prior to the approval thereof by the shareholders of the applicable State Fund.

        The Board of Trustees of Municipal Series Trust knows of no business other than that described above that will be presented for consideration at the Meetings. If any other matter is properly presented, it is the intention of the persons named in the enclosed proxy to vote in accordance with their best judgment.

        This Proxy Statement and Prospectus serves as a prospectus of Municipal Bond Fund under the Securities Act of 1933, as amended (the “Securities Act”), in connection with the issuance of shares of common stock of the National Portfolio pursuant to the terms of the Agreement and Plan.

Certain Defined Terms Used in this Proxy Statement and Prospectus

        Municipal Bond Fund is incorporated as a Maryland corporation while Municipal Series Trust is organized as a Massachusetts business trust. In each jurisdiction, nomenclature varies. For ease of reference and clarity of presentation, shares of common stock of the National Portfolio and shares of beneficial interest of each State Fund are referred to herein as “shares;” holders of shares are referred to herein as “shareholders;” the Trustees of Municipal Series Trust and the Directors of Municipal Bond Fund are referred to herein as “Board Members;” the Board of Trustees of Municipal Series Trust and the Board of Directors of Municipal Bond Fund are each referred to herein as a “Board” and collectively as the “Boards;” the Declaration of Trust of Municipal Series Trust and the Articles of Incorporation of Municipal Bond Fund, each as amended and supplemented, are each referred to herein as a “Charter;” FAM, in its capacity as Manager for each State Fund and in its capacity as Investment Adviser for Municipal Bond Fund, is referred to herein as the “Investment Adviser;” and the Management Agreements for Municipal Series Trust, on behalf of each State Fund, and the Investment Advisory Agreement for Municipal Bond Fund, each as amended, are each referred to herein as an “Investment Advisory Agreement.”

        The National Portfolio and each State Fund are referred to herein individually as a “Fund” and collectively as the “Funds,” as the context requires. The fund resulting from any State Fund Acquisition or the Reorganization is sometimes referred to herein as the “Combined Fund.”

ITEM 1:    ELECTION OF BOARD MEMBERS

        At the Meeting, the Board Member nominees of Municipal Series Trust will be elected to serve until their successors have been duly elected and qualified or until their earlier resignation or removal. Regardless of whether the shareholders of a State Fund approve the Agreement and Plan as described herein, the Board of Municipal Series Trust elected at the Meetings will continue to serve as the Board Members of Municipal Series Trust until their successors have been duly elected and qualified or until their earlier resignation or removal. If the shareholders of a State Fund approve the Agreement and Plan and the applicable State Fund Acquisition is consummated, they will become shareholders of the National Portfolio. The Board of Directors of Municipal Bond Fund is responsible for the overall supervision of the operations of the National Portfolio.

        Shareholders of the Florida Fund, the New Jersey Fund, the New York Fund, and the Pennsylvania Fund, the other series of Municipal Series Trust, will receive a separate Notice of Special Meetings of Shareholders and a separate Proxy Statement with respect to the election of the Board of Municipal Series Trust.

        It is intended that all properly executed proxies will be voted (unless such authority has been withheld in the proxy or revoked as described herein) “FOR” the following Board Member nominees: James H. Bodurtha, Terry K. Glenn, Joe Grills, Herbert I. London, André F. Perold, Roberta Cooper Ramo, Robert S. Salomon, Jr., Melvin R. Seiden, and Stephen B. Swensrud. Certain biographical and other information relating to the Board Member nominees is set forth in Exhibit II to this Proxy Statement and Prospectus.

        The Board of Municipal Series Trust knows of no reason why any of the Board Member nominees listed in Exhibit II will be unable to serve, but in the event of any such unavailability, the proxies received will be voted for such substitute nominee or nominees as the Board of Municipal Series Trust may recommend.

        Committee and Board Meetings.    The Board of Municipal Series Trust has a standing Audit and Nominating Committee (the “Committee”), which consists of Board Members who are not “interested persons” of Municipal Series Trust within the meaning of the Investment Company Act of 1940, as amended (the “Investment Company Act”). The principal responsibilities of the Committee are to: (i) recommend to the Board the selection, retention or termination of Municipal Series Trust’s independent auditors; (ii) review with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discuss with the independent auditors certain matters relating to Municipal Series Trust’s financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) ensure that the independent auditors submit on a periodic basis a formal written statement with respect to their independence, discuss with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of Municipal Series Trust’s independent auditors and recommend that the Board take appropriate action in response thereto to satisfy itself of the independent auditor’s independence; and (v) consider the comments of the independent auditors and management’s responses thereto with respect to the quality and adequacy of Municipal Series Trust’s accounting and financial reporting policies and practices and internal controls. The Board has adopted a written charter for the Committee. The Committee also reviews and nominates candidates to serve as non-interested Board Members. The Committee generally will not consider nominees recommended by shareholders of the State Funds. The non-interested Board Members have retained independent legal counsel to assist them in connection with these duties.

        During each State Fund’s most recently completed fiscal year, Municipal Series Trust held eight Board meetings and four Committee meetings. Each of the Board Members then in office attended at least 75% of the total number of meetings of the Board of Municipal Series Trust held during the fiscal year and, if a member, attended at least 75% of the total number of meetings of the Committee held during the period for which he or she served.

        Independent Auditors.    The Board of Municipal Series Trust, including a majority of the Board Members who are not interested persons of Municipal Series Trust within the meaning of the Investment Company Act, has selected Deloitte & Touche LLP (“D&T”) as each State Fund’s independent auditors to examine the financial statements of each State Fund for the fiscal year ending July 31, 2002. None of the State Funds knows of any direct or indirect financial interest of such auditors in any State Fund.

        Representatives of D&T are expected to be present at the Meetings and will have the opportunity to make a statement if they so desire and to respond to questions from shareholders.

        Interested Persons.    Municipal Series Trust considers Mr. Glenn to be an “interested person” of Municipal Series Trust within the meaning of Section 2(a)(19) of the Investment Company Act because of the positions he holds with FAM and its affiliates. Mr. Glenn is the President of Municipal Series Trust.

        Compensation of Board Members.    FAM pays all compensation to all officers of Municipal Series Trust and all Board Members of Municipal Series Trust who are affiliated with Merrill Lynch & Co., Inc. (“ML & Co.”) or its subsidiaries. Municipal Series Trust pays fees to each Board Member who is not affiliated with the FAM (each, a “non-affiliated Board Member”) for service to the Municipal Series Trust. Each non-affiliated Board Member receives an aggregate annual retainer of $100,000 for his or her services to multiple investment companies advised by FAM or its affiliate, MLIM (“MLIM/FAM-advised funds”). The portion of the annual retainer allocated to each MLIM/FAM-advised fund is determined quarterly based on the relative net assets of each such fund. In addition, each non-affiliated Board Member receives a fee per in-person Board meeting attended and a fee per in-person Committee meeting attended. The annual per meeting fees paid to each non-affiliated Board Member aggregate $60,000 for all MLIM/FAM-advised funds for which that Board Member serves and are allocated equally among those funds. Municipal Series Trust also reimburses the non-affiliated Board Members for actual out-of-pocket expenses relating to attendance at meetings.

        The following table shows the compensation earned by the non-affiliated Board Members of Municipal Series Trust from Municipal Series Trust for the fiscal year ended July 31, 2001, and the aggregate compensation paid to the Board Member nominees from all MLIM/FAM-advised funds, for the calendar year ended December 31, 2001.

Name	Position with Municipal Series Trust	Compensation From Municipal Series Trust	Pension or Retirement Benefits Accrued as Part of Municipal Series Trust Expense	Estimated Annual Benefits upon Retirement	Aggregate Compensation from Trust and Other MLIM/FAM- Advised Funds
James H. Bodurtha	Board Member	$32,962	None	None	$160,000
Joe Grills*	Nominee	N/A	N/A	N/A	$259,500
Herbert I. London	Board Member	$32,962	None	None	$160,000
Joseph L. May**	Board Member	$32,962	None	None	$160,000
Andre F. Perold	Board Member	$32,962	None	None	$160,000
Roberta Cooper Ramo	Board Member	$19,239	None	None	$160,000
Robert S. Salomon, Jr.*	Nominee	N/A	N/A	N/A	$220,000
Melvin R. Seiden*	Nominee	N/A	N/A	N/A	$220,000
Stephen B. Swensrud*	Nominee	N/A	N/A	N/A	$406,083

*	Not presently a Board Member of Municipal Series Trust but nominated to be elected a Board Member of Municipal Series Trust at the Meetings.
**	Joseph L. May retired as a Board Member on December 31, 2001.

        After all of the Board Member nominees are elected to the Board of Municipal Series Trust, Municipal Series Trust will pay each non-affiliated Board Member an annual fee for serving as a Board Member plus a fee for each Board meeting attended in person. Municipal Series Trust will also compensate each member of the Committee with an annual fee, plus a fee for each Committee meeting attended in person. Municipal Series Trust will continue to reimburse the non-affiliated Board Members for actual out-of-pocket expenses relating to attendance at meetings. The estimated aggregate compensation to be paid by Municipal Series Trust to the non-affiliated Board Members for a 12-month period under this compensation schedule is $45,000, assuming that (a) all of the Board Member nominees are elected to the Board of Municipal Series Trust, (b) Municipal Series Trust holds four Board meetings and four Committee meetings, and (c) each Board Member attends each such meeting in person.

        Independent Auditors’ Fees.    The following table sets forth the aggregate fees paid to the independent auditors for the fiscal year ended July 31, 2001 for professional services rendered for: (i) the audit of the State Fund’s annual financial statements and the review of financial statements included in the State Fund’s reports to shareholders; (ii) all other audit related services provided to the State Funds; and (iii) all other non-audit services provided to FAM, and entities controlling, controlled by or under common control with FAM. For the fiscal year end July 31, 2001, the independent auditors did not render any professional services for financial information systems design and implementation services provided to the State Funds, FAM and entities controlling, controlled by or under the common control with FAM. The Committee has determined that the provision of non-audit services under clauses (ii) and (iii) are compatible with maintaining the independence of the independent auditors.

Fund	Audit Fees Charged to the Funds	Other Audit Related Fees Charged to the Funds	Other Fees
Municipal Series Trust
Arizona Fund	$22,000	$6,600	$5,370,200
Connecticut Fund	21,700	6,600	5,370,200
Maryland Fund	21,200	6,600	5,370,200
Massachusetts Fund	21,900	6,600	5,370,200
Michigan Fund	22,100	6,600	5,370,200
Minnesota Fund	21,700	6,600	5,370,200
North Carolina Fund	21,700	6,600	5,370,200
Ohio Fund	21,700	6,600	5,370,200
Texas Fund	21,700	6,600	5,370,200

        Officers of Municipal Series Trust.     Information relating to the officers of Municipal Series Trust is set forth in Exhibit II to this Proxy Statement and Prospectus. Officers of Municipal Series Trust and Municipal Bond Fund are elected and appointed by the Board of Municipal Series Trust and Municipal Bond Fund, respectively, and hold office until they resign, are removed or are otherwise disqualified to serve.

        Share Ownership.    As of the Record date, none of the Board Member nominees held shares of any of the State Funds. Set forth in Exhibit II to this Proxy Statement and Prospectus is the following information for each Board Member nominee: (i) the aggregate dollar range of equity in each Series; and (ii) the aggregate dollar range of securities in all registered funds overseen by the Board Member nominee in the Merrill Lynch family of funds. Also set forth in Exhibit II is information for each Board Member nominee who is not an “interested person” of Municipal Series Trust within the meaning of the Investment Company Act, and his or her immediate family members, relating to securities owned beneficially or of record in ML & Co. As of the Record Date, the Board Members and officers of Municipal Series Trust as a group owned an aggregate of less than 1% of the common stock of each State Fund outstanding at such date. At such date, Mr. Glenn, President and a Board Member of Municipal Series Trust, and the other officers of Municipal Series Trust, owned an aggregate of less than 1% of the outstanding shares of common stock of ML & Co.

        The Board of Municipal Series Trust recommends that the shareholders of each State Fund vote FOR the election of the Board Member nominees.

ITEM 2.    THE REORGANIZATION

SUMMARY

        The following is a summary of certain information contained elsewhere in this Proxy Statement and Prospectus (including documents incorporated herein by reference) and is qualified in its entirety by reference to the more complete information contained in this Proxy Statement and Prospectus and in the Agreement and Plan, a copy of which is attached hereto as Exhibit I.

The Reorganization

        The Boards of Municipal Series Trust and Municipal Bond Fund each unanimously approved each State Fund Acquisition at Board meetings held on December 14, 2001 and November 29, 2001, respectively.

        The investment objectives of each State Fund and the National Portfolio are similar; however, they differ with respect to the tax-exempt nature of the income paid to their respective shareholders. The investment objective of each State Fund is to provide shareholders with income exempt from Federal income taxes, the designated state’s personal income taxes (where applicable) and, in certain instances, the designated state’s corporate income tax, local personal income taxes, local personal property taxes and/or state intangible personal property taxes (applicable state and local taxes are collectively referred to herein as “State Taxes”). The investment objective of the National Portfolio is to provide shareholders with as high a level of income exempt from Federal income taxes as is consistent with its investment policies. These investment objectives differ in that the income generated by each State Fund, in addition to being exempt from Federal income taxes, generally will be exempt from State Taxes. Each State Fund other than the Arizona Fund is a non-diversified fund, while the National Portfolio and the Arizona Fund are diversified funds.

        If a State Fund’s shareholders approve the Agreement and Plan as described herein, the National Portfolio will acquire substantially all of the assets, and will assume substantially all of the liabilities, of that State Fund and will simultaneously distribute shares of the National Portfolio to that State Fund. Such shares will then be distributed on a proportionate basis to shareholders of such State Fund in liquidation of such Fund. Following the consummation of a State Fund Acquisition, the Board of Municipal Series Trust will take action to: (a) terminate such State Fund as a separate series of Municipal Series Trust in accordance with the Charter of Municipal Series Trust, and (b) terminate such State Fund’s registration under the Securities Act.

What will Shareholders of each State Fund Receive in a State Fund Acquisition?

        If the Agreement and Plan is approved and a State Fund Acquisition involving your State Fund is consummated:

•	The National Portfolio will acquire the assets and assume the liabilities of your State Fund;

•	You will become a shareholder of the National Portfolio; and

•
You will receive shares of the National Portfolio that are the same class and that have the same aggregate net asset value as the shares of the applicable State Fund that you hold immediately prior to the State Fund Acquisition.

        Each State Fund Acquisition has been structured with the intention that it qualify as a tax-free reorganization for Federal income tax purposes. See “Summary—Tax Considerations” and “The Reorganization—Tax Consequences of each State Fund Acquisition.” You should consult your tax advisor regarding the tax effects of a State Fund Acquisition in light of your individual circumstances.

What are the Reasons for each State Fund Acquisition?

        The Board of Municipal Series Trust, including all of the Board Members who are not “interested persons” of Municipal Series Trust as defined in the Investment Company Act, has determined that each State Fund Acquisition is in the best interests of the applicable State Fund and the shareholders of such State Fund, and that the interests of such shareholders will not be diluted as a result of the applicable State Fund Acquisition. However, a shareholder of a State Fund will hold a lower ownership percentage in the Combined Fund after a State Fund Acquisition or the Reorganization than such shareholder currently holds in the applicable State Fund.

        In reaching their conclusion, the Board of Municipal Series Trust considered a number of factors, including the following:

•	After any State Fund Acquisition, it is expected that shareholders of the applicable State Fund will remain invested in an open-end fund with a substantially larger combined asset base;

•
After any State Fund Acquisition, although the account maintenance fees for Class D shares of the National Portfolio and the distribution fees for Class B and Class C shares of the National Portfolio are higher than the corresponding fees for the applicable class of shares of each State Fund, it is expected that such higher fees will be more than offset by the Combined Fund’s lower expected investment advisory fee rate and lower expected total operating expense ratio;

•
After any State Fund Acquisition, although shareholders of the applicable State Fund will no longer own shares that provide income that is exempt from State Taxes, it is expected that any tax benefits lost will be more than offset by the Combined Fund’s lower expected investment advisory fee rate and lower expected total operating expense ratio;

•	After any State Fund Acquisition, it is expected that shareholders of the applicable State Fund will benefit from greater flexibility in portfolio management as shareholders of the Combined Fund;

•	After any State Fund Acquisition, shareholders of the applicable State Fund will be invested in a diversified fund; and

•	After any State Fund Acquisition, shareholders of the applicable State Fund can still redeem their shares or exchange them into certain other Merrill Lynch mutual funds.

        See “Summary—Fee Tables” and “The Reorganization—Potential Benefits to Shareholders of each Fund as a Result of a State Fund Acquisition or the Reorganization.”

        If all of the requisite approvals are obtained with respect to a State Fund Acquisition, it is anticipated that the State Fund Acquisition will occur as soon as practicable after such approvals, provided that the Funds have obtained an opinion of counsel concerning the tax consequences of the Reorganization as set forth in the Agreement and Plan. Under the Agreement and Plan, a State Fund Acquisition may be abandoned at any time (whether before or after approval thereof by the shareholders of the applicable State Fund) prior to the applicable Closing Date (as defined below), or the Closing Dates may be postponed, (i) by mutual consent of the Board of Municipal Series Trust and the Board of Municipal Bond Fund; (ii) by the Board of Municipal Series Trust if any condition to the obligations of Municipal Series Trust has not been fulfilled or waived by such Board; or (iii) by the Board of Municipal Bond Fund if any condition to the obligations of Municipal Bond Fund has not been fulfilled or waived by such Board. In addition, under the Agreement and Plan, the failure of any State Fund’s shareholders to approve the Agreement and Plan will not affect the ability of the shareholders of any other State Fund to proceed with their State Fund Acquisition. The consummation of any State Fund Acquisition is not contingent upon the consummation of any other State Fund Acquisition. The Boards may amend the Agreement and Plan to change the terms of a State Fund Acquisition at any time prior to the approval thereof by the shareholders of the applicable State Fund.

Fee Tables

        The fee tables below provide information about the fees and expenses attributable to each class of shares of each State Fund and the National Portfolio and, assuming the Reorganization had taken place on June 30, 2001, the estimated pro forma annualized fees and expenses attributable to each class of shares of the Combined Fund. Future fees and expenses may be greater or less than those indicated below.

Fee Table for Class A Shareholders of each State Fund, the National Portfolio and the Pro Forma Combined Fund as of June 30, 2001* (unaudited)

	Class A Shares
	Actual																				Pro Forma
	Arizona Fund		Connecticut Fund		Maryland Fund		Massachusetts Fund		Michigan Fund		Minnesota Fund		North Carolina Fund		Ohio Fund		Texas Fund		National Portfolio		Combined Fund
Shareholder Fees (fees paid directly from your investment) (a):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00	%(b)	4.00	%(b)	4.00	%(b)	4.00	%(b)	4.00	%(b)	4.00	%(b)	4.00	%(b)	4.00	%(b)	4.00	%(b)	4.00	%(b)	4.00	%(b)
Maximum Sales Charge (Load) Imposed on Dividend Reinvestments	None		None		None		None		None		None		None		None		None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	(c)	None	(c)	None	(c)	None	(c)	None	(c)	None	(c)	None	(c)	None	(c)	None	(c)	None	(c)	None	(c)
Redemption Fee	None		None		None		None		None		None		None		None		None		None		None
Exchange Fee	None		None		None		None		None		None		None		None		None		None		None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Investment Advisory Fees	0.55	%(d)	0.55	%(d)	0.55	%(d)	0.55	%(d)	0.55	%(d)	0.55	%(d)	0.55	%(d)	0.55	%(d)	0.55	%(d)	0.48	%(e)	0.48	%(f)
12b-1 fees:
Account Maintenance Fees	None		None		None		None		None		None		None		None		None		None		None
Distribution Fees	None		None		None		None		None		None		None		None		None		None		None
Other Expenses (g)	0.45%		0.42%		0.81%		0.47%		0.49%		0.48%		0.56%		0.48%		0.58%		0.10%		0.09%

Total Fund Operating Expenses	1.00%		0.97	%(h)	1.36	%(h)	1.02%		1.04%		1.03%		1.11%		1.03%		1.13%		0.58%		0.57%

(footnotes begin on next page)
*
The expenses for the Combined Fund represent the estimated annualized expenses assuming the National Portfolio had acquired the assets and assumed the liabilities of each State Fund as of June 30, 2001.

(a)	In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated may charge clients a processing fee (currently $5.35) when a client buys or sells shares.
(b)	Some investors may qualify for reductions in the sales charge (load).
(c)	An investor may pay a deferred sales charge if such investor purchases $1 million or more and redeems within one year.
(d)
Each State Fund pays FAM a fee at the annual rate of 0.55% of its average daily net assets not exceeding $500 million, 0.525% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.50% of the average daily net assets in excess of $1 billion. For the fiscal year ended July 31, 2001, FAM voluntarily waived $55,743 of the investment advisory fee due from the Connecticut Fund and $74,992 of the investment advisory fee due from the Maryland Fund. The Total Annual Fund Operating Expenses in the table above have been restated for the Connecticut Fund and the Maryland Fund to assume the absence of any such waiver because FAM may discontinue or reduce such waiver of fees at any time without notice. See note (h) below.

(e)
The National Portfolio pays FAM investment advisory fees at annual rates that decrease as the aggregate total assets of Municipal Bond Fund’s three portfolios increase over certain levels. The fee rates are applied to the average daily net assets of the National Portfolio, with the reduced rates applicable to portions of the assets of the National Portfolio to the extent that the aggregate average daily net assets of Municipal Bond Fund’s three portfolios are $250 million or less (0.500%) and in excess of $250 million (0.475%). See “Summary—Comparison of the Funds—Investment Advisory Fees.”

(f)
After the Reorganization, the investment advisory fee paid by the Combined Fund will be at the National Portfolio’s contractual rate. Assuming the Reorganization had taken place on June 30, 2001, the Combined Fund would have paid, on a pro forma basis, an investment advisory fee at the annual rate of 0.48% of the average daily net assets of the Combined Fund.

(g)
Financial Data Services, Inc. (the “Transfer Agent”), an affiliate of FAM, provides transfer agency services to each Fund. Each Fund pays a fee for these services. FAM or its affiliates also provide certain accounting services to the Funds and the Funds reimburse FAM or its affiliates for such services.

(h)
FAM has voluntarily waived a portion of the investment advisory fees due from the Connecticut Fund and the Maryland Fund. The Total Fund Operating Expenses in the fee table above have been restated to assume the absence of any such waiver because FAM may discontinue or reduce such waiver of investment advisory fees at any time without notice. The actual Total Fund Operating Expenses, net of the waiver, are provided below as of June 30, 2001:

	Investment Advisory Fees Waived and Expenses Reimbursed	Total Operating Expenses After Waiver and Reimbursement
Connecticut Fund	0.10%	0.87%
Maryland Fund	0.30%	1.06%

Fee Table for Class B Shareholders of each State Fund, the National Portfolio and the Pro Forma Combined Fund as of June 30, 2001* (unaudited)

	Class B Shares (b)
	Actual																				Pro Forma
	Arizona Fund		Connecticut Fund		Maryland Fund		Massachusetts Fund		Michigan Fund		Minnesota Fund		North Carolina Fund		Ohio Fund		Texas Fund		National Portfolio		Combined Fund
Shareholder Fees (fees paid directly from your investment) (a):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None		None		None		None		None		None		None		None		None
Maximum Sales Charge (Load) Imposed on Dividend Reinvestments	None		None		None		None		None		None		None		None		None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	4.00	%(c)	4.00	%(c)	4.00	%(c)	4.00	%(c)	4.00	%(c)	4.00	%(c)	4.00	%(c)	4.00	%(c)	4.00	%(c)	4.00	%(c)	4.00	%(c)
Redemption Fee	None		None		None		None		None		None		None		None		None		None		None
Exchange Fee	None		None		None		None		None		None		None		None		None		None		None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Investment Advisory Fees	0.55	%(d)	0.55	%(d)	0.55	%(d)	0.55	%(d)	0.55	%(d)	0.55	%(d)	0.55	%(d)	0.55	%(d)	0.55	%(d)	0.48	%(e)	0.48	%(f)
12b-1 fees:
Account Maintenance Fees (g)	0.25%		0.25%		0.25%		0.25%		0.25%		0.25%		0.25%		0.25%		0.25%		0.25%		0.25%
Distribution Fees	0.25%		0.25%		0.25%		0.25%		0.25%		0.25%		0.25%		0.25%		0.25%		0.50%		0.50%
Other Expenses (h)	0.46%		0.43%		0.82%		0.48%		0.50%		0.48%		0.58%		0.49%		0.59%		0.11%		0.10%

Total Fund Operating Expenses	1.51%		1.48	%(i)	1.87	%(i)	1.53%		1.55%		1.53%		1.63%		1.54%		1.64%		1.34%		1.33%

(footnotes begin on next page)

*
The expenses for the Combined Fund represent the estimated annualized expenses assuming the National Portfolio had acquired the assets and assumed the liabilities of each State Fund as of June 30, 2001.

(a)	In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated may charge clients a processing fee (currently $5.35) when a client buys or sells shares.
(b)
Class B shares automatically convert to Class D shares about ten years after initial purchase. After such conversion, such shares will no longer be subject to distribution fees and will pay lower account maintenance fees.

(c)	Some investors may qualify for reductions in the sales charge (load).
(d)
Each State Fund pays FAM a fee at the annual rate of 0.55% of its average daily net assets not exceeding $500 million, 0.525% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.50% of the average daily net assets in excess of $1 billion. For the fiscal year ended July 31, 2001, FAM voluntarily waived $55,743 of the investment advisory fee due from the Connecticut Fund and $74,992 of the investment advisory fee due from the Maryland Fund. The Total Annual Fund Operating Expenses in the table above have been restated for the Connecticut Fund and the Maryland Fund to assume the absence of any such waiver because FAM may discontinue or reduce such waiver of fees at any time without notice. See note (i) below.

(e)
The National Portfolio pays FAM investment advisory fees at annual rates that decrease as the aggregate total assets of Municipal Bond Fund’s three portfolios increase over certain levels. The fee rates are applied to the average daily net assets of the National Portfolio, with the reduced rates applicable to portions of the assets of the National Portfolio to the extent that the aggregate average daily net assets of Municipal Bond Fund’s three portfolios are $250 million or less (0.500%) and in excess of $250 million (0.475%). See “Summary—Comparison of the Funds—Investment Advisory Fees.”

(f)
After the Reorganization, the investment advisory fee paid by the Combined Fund will be at the National Portfolio’s contractual rate. Assuming the Reorganization had taken place on June 30, 2001, the Combined Fund would have paid, on a pro forma basis, an investment advisory fee at the annual rate of 0.48% of the average daily net assets of the Combined Fund.

(g)
Each Fund calls the “Service Fee” an “Account Maintenance Fee.” Account Maintenance Fee is the term used in the prospectuses of each State Fund and the prospectus of Municipal Bond Fund and all other Fund materials. If an investor holds Class B or Class C shares over time, it may cost that shareholder more in distribution (12b-1) fees than the maximum sales charge that such shareholder would have paid if he or she had bought one of the other classes.

(h)
The Transfer Agent, an affiliate of FAM, provides transfer agency services to each Fund. Each Fund pays a fee for these services. FAM or its affiliates also provide certain accounting services to the Funds and the Funds reimburse FAM or its affiliates for such services.

(i)
FAM has voluntarily waived a portion of the investment advisory fees due from the Connecticut Fund and the Maryland Fund. The Total Fund Operating Expenses in the fee table above have been restated to assume the absence of any such waiver because FAM may discontinue or reduce such waiver of investment advisory fees at any time without notice. The actual Total Fund Operating Expenses, net of the waiver, are provided below as of June 30, 2001:

	Investment Advisory Fees Waived and Expenses Reimbursed	Total Operating Expenses After Waiver and Reimbursement
Connecticut Fund	0.10%	1.38%
Maryland Fund	0.30%	1.57%

Fee Table for Class C Shareholders of each State Fund, the National Portfolio and the Pro Forma Combined Fund as of June 30, 2001* (unaudited)

	Class C Shares
	Actual																				Pro Forma
	Arizona Fund		Connecticut Fund		Maryland Fund		Massachusetts Fund		Michigan Fund		Minnesota Fund		North Carolina Fund		Ohio Fund		Texas Fund		National Portfolio		Combined Fund
Shareholder Fees (fees paid directly from your investment) (a):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None		None		None		None		None		None		None		None		None
Maximum Sales Charge (Load) Imposed on Dividend Reinvestments	None		None		None		None		None		None		None		None		None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00	%(b)	1.00	%(b)	1.00	%(b)	1.00	%(b)	1.00	%(b)	1.00	%(b)	1.00	%(b)	1.00	%(b)	1.00	%(b)	1.00	%(b)	1.00	%(b)
Redemption Fee	None		None		None		None		None		None		None		None		None		None		None
Exchange Fee	None		None		None		None		None		None		None		None		None		None		None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Investment Advisory Fees	0.55	%(c)	0.55	%(c)	0.55	%(c)	0.55	%(c)	0.55	%(c)	0.55	%(c)	0.55	%(c)	0.55	%(c)	0.55	%(c)	0.48	%(d)	0.48	%(e)
12b-1 fees:
Account Maintenance Fees (f)	0.25%		0.25%		0.25%		0.25%		0.25%		0.25%		0.25%		0.25%		0.25%		0.25%		0.25%
Distribution Fees	0.35%		0.35%		0.35%		0.35%		0.35%		0.35%		0.35%		0.35%		0.35%		0.55%		0.55%
Other Expenses (g)	0.46%		0.42%		0.82%		0.48%		0.50%		0.49%		0.58%		0.50%		0.60%		0.11%		0.10%

Total Fund Operating Expenses	1.61%		1.57	%(h)	1.97	%(h)	1.63%		1.65%		1.64%		1.73%		1.65%		1.75%		1.39%		1.38%

(footnotes begin on next page)

*
The expenses for the Combined Fund represent the estimated annualized expenses assuming the National Portfolio had acquired the assets and assumed the liabilities of each State Fund as of June 30, 2001.

(a)	In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated may charge clients a processing fee (currently $5.35) when a client buys or sells shares.
(b)	Some investors may qualify for reductions in the sales charge (load).
(c)
Each State Fund pays FAM a fee at the annual rate of 0.55% of its average daily net assets not exceeding $500 million, 0.525% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.50% of the average daily net assets in excess of $1 billion. For the fiscal year ended July 31, 2001, FAM voluntarily waived $55,743 of the investment advisory fee due from the Connecticut Fund and $74,992 of the investment advisory fee due from the Maryland Fund. The Total Annual Fund Operating Expenses in the table above have been restated for the Connecticut Fund and the Maryland Fund to assume the absence of any such waiver because FAM may discontinue or reduce such waiver of fees at any time without notice. See note (h) below.

(d)
The National Portfolio pays FAM investment advisory fees at annual rates that decrease as the aggregate total assets of Municipal Bond Fund’s three portfolios increase over certain levels. The fee rates are applied to the average daily net assets of the National Portfolio, with the reduced rates applicable to portions of the assets of the National Portfolio to the extent that the aggregate average daily net assets of Municipal Bond Fund’s three portfolios are $250 million or less (0.500%) and in excess of $250 million (0.475%). See “Summary—Comparison of the Funds—Investment Advisory Fees.”

(e)
After the Reorganization, the investment advisory fee paid by the Combined Fund will be at the National Portfolio’s contractual rate. Assuming the Reorganization had taken place on June 30, 2001, the Combined Fund would have paid, on a pro forma basis, an investment advisory fee at the annual rate of 0.48% of the average daily net assets of the Combined Fund.

(f)
Each Fund calls the “Service Fee” an “Account Maintenance Fee.” Account Maintenance Fee is the term used in the prospectuses of each State Fund and the prospectus of Municipal Bond Fund and all other Fund materials. If an investor holds Class B or Class C shares over time, it may cost that shareholder more in distribution (12b-1) fees than the maximum sales charge that such shareholder would have paid if he or she had bought one of the other classes.

(g)
The Transfer Agent, an affiliate of FAM, provides transfer agency services to each Fund. Each Fund pays a fee for these services. FAM or its affiliates also provide certain accounting services to the Funds and the Funds reimburse FAM or its affiliates for such services.

(h)
FAM has voluntarily waived a portion of the investment advisory fees due from the Connecticut Fund and the Maryland Fund. The Total Fund Operating Expenses in the fee table above have been restated to assume the absence of any such waiver because FAM may discontinue or reduce such waiver of investment advisory fees at any time without notice. The actual Total Fund Operating Expenses, net of the waiver, are provided below as of June 30, 2001:

	Investment Advisory Fees Waived and Expenses Reimbursed	Total Operating Expenses After Waiver and Reimbursement
Connecticut Fund	0.10%	1.47%
Maryland Fund	0.30%	1.67%

Fee Table for Class D Shareholders of each State Fund, the National Portfolio and the Pro Forma Combined Fund as of June 30, 2001* (unaudited)

	Class D Shares
	Actual																				Pro Forma
	Arizona Fund		Connecticut Fund		Maryland Fund		Massachusetts Fund		Michigan Fund		Minnesota Fund		North Carolina Fund		Ohio Fund		Texas Fund		National Portfolio		Combined Fund
Shareholder Fees (fees paid directly from your investment) (a):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage ofoffering price)	4.00	%(b)	4.00	%(b)	4.00	%(b)	4.00	%(b)	4.00	%(b)	4.00	%(b)	4.00	%(b)	4.00	%(b)	4.00	%(b)	4.00	%(b)	4.00	%(b)
Maximum Sales Charge (Load) Imposed on Dividend Reinvestments	None		None		None		None		None		None		None		None		None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	(c)	None	(c)	None	(c)	None	(c)	None	(c)	None	(c)	None	(c)	None	(c)	None	(c)	None	(c)	None	(c)
Redemption Fee	None		None		None		None		None		None		None		None		None		None		None
Exchange Fee	None		None		None		None		None		None		None		None		None		None		None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Investment Advisory Fees	0.55	%(d)	0.55	%(d)	0.55	%(d)	0.55	%(d)	0.55	%(d)	0.55	%(d)	0.55	%(d)	0.55	%(d)	0.55	%(d)	0.48	%(e)	0.48	%(f)
12b-1 fees:
Account Maintenance Fees (g)	0.10%		0.10%		0.10%		0.10%		0.10%		0.10%		0.10%		0.10%		0.10%		0.25%		0.25%
Distribution Fees	None		None		None		None		None		None		None		None		None		None		None
Other Expenses (h)	0.45%		0.42%		0.82%		0.48%		0.49%		0.48%		0.59%		0.48%		0.60%		0.10%		0.09%

Total Fund Operating Expenses	1.10%		1.07	%(i)	1.47	%(i)	1.13%		1.14%		1.13%		1.24%		1.13%		1.25%		0.83%		0.82%

(footnotes begin on next page)
*
The expenses for the Combined Fund represent the estimated annualized expenses assuming the National Portfolio had acquired the assets and assumed the liabilities of each State Fund as of June 30, 2001.

(a)	In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated may charge clients a processing fee (currently $5.35) when a client buys or sells shares.
(b)	Some investors may qualify for reductions in the sales charge (load).
(c)	An investor may pay a deferred sales charge if such investor purchases $1 million or more and redeems within one year.
(d)
Each State Fund pays FAM a fee at the annual rate of 0.55% of its average daily net assets not exceeding $500 million, 0.525% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.50% of the average daily net assets in excess of $1 billion. For the fiscal year ended July 31, 2001, FAM voluntarily waived $55,743 of the investment advisory fee due from the Connecticut Fund and $74,992 of the investment advisory fee due from the Maryland Fund. The Total Annual Fund Operating Expenses in the table above have been restated for the Connecticut Fund and the Maryland Fund to assume the absence of any such waiver because FAM may discontinue or reduce such waiver of fees at any time without notice. See note (i) below.

(e)
The National Portfolio pays FAM investment advisory fees at annual rates that decrease as the aggregate total assets of Municipal Bond Fund’s three portfolios increase over certain levels. The fee rates are applied to the average daily net assets of the National Portfolio, with the reduced rates applicable to portions of the assets of the National Portfolio to the extent that the aggregate average daily net assets of Municipal Bond Fund’s three portfolios are $250 million or less (0.500%) and in excess of $250 million (0.475%). See “Summary—Comparison of the Funds—Investment Advisory Fees.”

(f)
After the Reorganization, the investment advisory fee paid by the Combined Fund will be at the National Portfolio’s contractual rate. Assuming the Reorganization had taken place on June 30, 2001, the Combined Fund would have paid, on a pro forma basis, an investment advisory fee at the annual rate of 0.48% of the average daily net assets of the Combined Fund.

(g)
Each Fund calls the “Service Fee” an “Account Maintenance Fee.” Account Maintenance Fee is the term used in the prospectuses of each State Fund and the prospectus of Municipal Bond Fund and all other Fund materials. If an investor holds Class B or Class C shares over time, it may cost that shareholder more in distribution (12b-1) fees than the maximum sales charge that such shareholder would have paid if he or she had bought one of the other classes.

(h)
The Transfer Agent, an affiliate of FAM, provides transfer agency services to each Fund. Each Fund pays a fee for these services. FAM or its affiliates also provide certain accounting services to the Funds and the Funds reimburse FAM or its affiliates for such services.

(i)
FAM has voluntarily waived a portion of the investment advisory fees due from the Connecticut Fund and the Maryland Fund. The Total Fund Operating Expenses in the fee table above have been restated to assume the absence of any such waiver because FAM may discontinue or reduce such waiver of investment advisory fees at any time without notice. The actual Total Fund Operating Expenses, net of the waiver, are provided below as of June 30, 2001:

	Investment Advisory Fees Waived and Expenses Reimbursed	Total Operating Expenses After Waiver and Reimbursement
Connecticut Fund	0.10%	0.97%
Maryland Fund	0.30%	1.17%

Examples:

        These examples assume that a shareholder invests $10,000 in the relevant Fund for the time periods indicated, that the investment has a 5% return each year, that the shareholder pays the sales charges, if any, that apply to the particular class and that each Fund’s operating expenses remain the same. Although a shareholder’s actual costs may be higher or lower, based on these assumptions the costs would be:

        EXPENSES IF YOU DID REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years
Class A
Arizona Fund	$498	$706	$ 930	$1,576
Connecticut Fund	495	697	915	1,542
Maryland Fund	533	814	1,115	1,970
Massachusetts Fund	500	712	941	1,598
Michigan Fund	502	718	951	1,620
Minnesota Fund	501	715	946	1,609
North Carolina Fund	509	739	987	1,698
Ohio Fund	501	715	946	1,609
Texas Fund	511	745	997	1,720
National Portfolio	457	578	711	1,097
Combined Fund*	456	575	706	1,085
Class B
Arizona Fund	$554	$677	$ 824	$1,802
Connecticut Fund	551	668	808	1,768
Maryland Fund	590	788	1,011	2,190
Massachusetts Fund	556	683	834	1,824
Michigan Fund	558	690	845	1,845
Minnesota Fund	556	683	834	1,824
North Carolina Fund	566	714	887	1,933
Ohio Fund	557	686	839	1,835
Texas Fund	567	717	892	1,944
National Portfolio	536	625	734	1,613
Combined Fund*	535	621	729	1,601
Class C
Arizona Fund	$264	$508	$ 876	$1,911
Connecticut Fund	260	496	855	1,867
Maryland Fund	300	618	1,062	2,296
Massachusetts Fund	266	514	887	1,933
Michigan Fund	268	520	897	1,955
Minnesota Fund	267	517	892	1,944
North Carolina Fund	276	545	939	2,041
Ohio Fund	268	520	897	1,955
Texas Fund	278	551	949	2,062
National Portfolio	242	440	761	1,669
Combined Fund*	241	437	755	1,657
Class D
Arizona Fund	$508	$736	$ 982	$1,687
Connecticut Fund	505	727	967	1,653
Maryland Fund	544	846	1,171	2,087
Massachusetts Fund	511	745	997	1,720
Michigan Fund	512	748	1,003	1,731
Minnesota Fund	511	745	997	1,720
North Carolina Fund	521	778	1,054	1,840
Ohio Fund	511	745	997	1,720
Texas Fund	522	781	1,059	1,851
National Portfolio	481	654	842	1,384
Combined Fund*	480	651	837	1,373

*	Assuming the Reorganization had taken place on June 30, 2001.

        EXPENSES IF YOU DID NOT REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years
Class A
Arizona Fund	$498	$706	$ 930	$1,576
Connecticut Fund	495	697	915	1,542
Maryland Fund	533	814	1,115	1,970
Massachusetts Fund	500	712	941	1,598
Michigan Fund	502	718	951	1,620
Minnesota Fund	501	715	946	1,609
North Carolina Fund	509	739	987	1,698
Ohio Fund	501	715	946	1,609
Texas Fund	511	745	997	1,720
National Portfolio	457	578	711	1,097
Combined Fund*	456	575	706	1,085
Class B
Arizona Fund	$154	$477	$ 824	$1,802
Connecticut Fund	151	468	808	1,768
Maryland Fund	190	588	1,011	2,190
Massachusetts Fund	156	483	834	1,824
Michigan Fund	158	490	845	1,845
Minnesota Fund	156	483	834	1,824
North Carolina Fund	166	514	887	1,933
Ohio Fund	157	486	839	1,835
Texas Fund	167	517	892	1,944
National Portfolio	136	425	734	1,613
Combined Fund*	135	421	729	1,601
Class C
Arizona Fund	$164	$508	$ 876	$1,911
Connecticut Fund	160	496	855	1,867
Maryland Fund	200	618	1,062	2,296
Massachusetts Fund	166	514	887	1,933
Michigan Fund	168	520	897	1,955
Minnesota Fund	167	517	892	1,944
North Carolina Fund	176	545	939	2,041
Ohio Fund	168	520	897	1,955
Texas Fund	178	551	949	2,062
National Portfolio	142	440	761	1,669
Combined Fund*	141	437	755	1,657
Class D
Arizona Fund	$508	$736	$ 982	$1,687
Connecticut Fund	505	727	967	1,653
Maryland Fund	544	846	1,171	2,087
Massachusetts Fund	511	745	997	1,720
Michigan Fund	512	748	1,003	1,731
Minnesota Fund	511	745	997	1,720
North Carolina Fund	521	778	1,054	1,840
Ohio Fund	511	745	997	1,720
Texas Fund	522	781	1,059	1,851
National Portfolio	481	654	842	1,384
Combined Fund*	480	651	837	1,373

*	Assuming the Reorganization had taken place on June 30, 2001.

        The foregoing Fee Tables and Examples are intended to assist investors in understanding the costs and expenses that a shareholder of a State Fund or the National Portfolio bears directly or indirectly as compared to the costs and expenses that would be borne by such investors taking into account the Reorganization. The Examples set forth above assume reinvestment of all dividends and utilize a 5% annual rate of return as mandated by Commission regulations. The Examples should not be considered a representation of past or future expenses or annual rates of return, and actual expenses or annual rates of return may be more or less than those assumed for purposes of the Examples. See “Summary,” “The Reorganization—Potential Benefits to Shareholders of each Fund as a Result of a State Fund Acquisition or the Reorganization” and “Comparison of the Funds—Management,” “—Purchase of Shares” and “—Redemption of Shares.”

Municipal Series Trust
Municipal Series Trust was organized under the laws of the Commonwealth of Massachusetts on August 2, 1985 and commenced operations on November 6, 1986. The State Funds commenced operations on the following dates:

State Fund	Commencement of Operations
Arizona Fund	November 29, 1991
Connecticut Fund	July 1, 1994
Maryland Fund	October 29, 1993
Massachusetts Fund	February 28, 1992
Michigan Fund	January 29, 1993
Minnesota Fund	March 27, 1992
North Carolina Fund	September 25, 1992
Ohio Fund	February 28, 1992
Texas Fund	August 30, 1991

Each State Fund other than the Arizona Fund is classified as a non-diversified fund under the Investment Company Act, while the Arizona Fund is classified as a diversified fund under the Investment Company Act.

As of December 31, 2001, the approximate net assets of each State Fund were as follows:

Arizona Fund	$54.4 million
Connecticut Fund	$60.4 million
Maryland Fund	$28.0 million
Massachusetts Fund	$44.0 million
Michigan Fund	$42.9 million
Minnesota Fund	$39.9 million
North Carolina Fund	$33.8 million
Ohio Fund	$41.6 million
Texas Fund	$31.4 million

Municipal Bond Fund
Municipal Bond Fund was incorporated under the laws of the State of Maryland on October 4, 1976 and commenced operations on October 21, 1977. The National Portfolio commenced operations on November 2, 1979. The National Portfolio is classified as a diversified fund under the Investment Company Act.

As of December 31, 2001, the three portfolios of Municipal Bond Fund had aggregate net assets of approximately $2.6 billion. As of that date, the National Portfolio had aggregate net assets of approximately $994.2 million.

Comparison of the Funds
Investment Objectives.    The investment objective of each State Fund and the National Portfolio are similar; however, they differ with respect to the tax-exempt nature of the income paid to shareholders. The investment objective of each State Fund is to provide shareholders with income exempt from Federal income taxes and State Taxes. The investment objective of the National Portfolio is to provide shareholders with as high a level of income exempt from Federal income taxes as is consistent with its investment policies.

Investment Policies.    Each State Fund will invest primarily in long-term investment grade municipal obligations that pay interest exempt from Federal income taxes and State Taxes (“State Municipal Bonds”). These obligations may be issued by or on behalf of the designated state, its political subdivisions, agencies or instrumentalities and obligations of other qualifying issuers, such as issuers located in Puerto Rico, the U.S. Virgin Islands and Guam. Each State Fund invests at least 80% of its net assets in State Municipal Bonds.

The National Portfolio will invest at least 80% of its net assets in obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from Federal income taxes (“Municipal Bonds”). The National Portfolio contemplates that it will not invest more than 25% of its total assets (taken at market value) in Municipal Bonds whose issuers are located in the same state.

Under normal conditions, the weighted average maturity of each State Fund’s investment portfolio is more than ten years. As of June 30, 2001, the weighted average maturity of the investment portfolio of each State Fund is set forth below:

Arizona Fund	14.42 years
Connecticut Fund	19.35 years
Maryland Fund	16.48 years
Massachusetts Fund	18.30 years
Michigan Fund	16.09 years
Minnesota Fund	18.06 years
North Carolina Fund	17.54 years
Ohio Fund	14.28 years
Texas Fund	19.93 years

The National Portfolio will usually invest in Municipal Bonds that have a maturity of five years or longer. As of June 30, 2001, the weighted average maturity of the National Portfolio’s investment portfolio was 17.87 years.

At least 80% of the assets of each State Fund is invested in Municipal Bonds rated at the time of purchase within the four highest rating categories as determined by either Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s (“S&P”) or Fitch, Inc. (“Fitch”) (referred to herein as “investment grade securities”) or in unrated Municipal Bonds that possess creditworthiness comparable, in the opinion of FAM, to investment grade securities. Each State Fund also may invest up to 20% of its assets in Municipal Bonds that are rated below investment grade (below BBB by S&P or Fitch or below Baa by Moody’s) or in comparable unrated securities (referred to herein as “high yield bonds” or “junk bonds”). No State Fund will invest in debt securities that are in default or that FAM believes will be in default. Each State Fund may invest in fixed rate or variable rate obligations.

The National Portfolio may invest in Municipal Bonds rated in any rating category, or in unrated Municipal Bonds. FAM will choose Municipal Bond investments that it believes offer a relatively high potential for total return relative to their total risk. Although the investment policies of the National Portfolio are not governed by specific rating categories, the National Portfolio does not presently intend to invest more than 35% of its assets in high yield bonds or unrated Municipal Bonds that FAM believes are of comparable quality. The 35% limitation on high yield bond investments reflects only the present intention of the National Portfolio, and may be changed by the Board of Municipal Bond Fund without shareholder approval. Therefore, if the Board of Municipal Bond Fund were to approve a change in the investment policies of the National Portfolio, it is possible that the National Portfolio could invest up to 100% of its assets in high yield bonds. The National Portfolio will not invest in debt securities in the lowest rating categories (those rated CC or lower by S&P or Fitch or Ca or lower by Moody’s) unless FAM believes those ratings do not accurately reflect the financial condition of the issuer or other factors affecting the creditworthiness of the securities. The National Portfolio does not intend to purchase debt securities that are in default or that FAM believes will be in default.

For temporary periods, each State Fund may invest up to 35% of its net assets in short term tax-exempt or taxable money market obligations, although each State Fund will generally not invest more than 20% of its net assets in taxable money market obligations. As a temporary measure for defensive purposes, each State Fund may invest without limitation in short term tax-exempt or taxable money market obligations.

While the National Portfolio does not intend to realize taxable investment income, it may invest as much as 20% of its net assets on a temporary basis in taxable money market securities with remaining maturities of one year or less for liquidity purposes or as a temporary investment of cash pending investment of such cash in Municipal Bonds. In addition, as a temporary measure for defensive purposes, the National Portfolio may invest without limitation in taxable money market securities.

Portfolio Management.    Municipal Series Trust and Municipal Bond Fund are each advised by FAM. The current portfolio manager for each Fund and the expected portfolio manager for the Combined Fund are set forth below.

Fund	Portfolio Manager
Arizona Fund	Walter O’Connor
Connecticut Fund	William R. Bock
Maryland Fund	Robert D. Sneeden
Massachusetts Fund	Theodore R. Jaeckel, Jr.
Michigan Fund	Fred K. Steube
Minnesota Fund	Michael A. Kalinoski
North Carolina Fund	Michael A. Kalinoski
Ohio Fund	Theodore R. Jaeckel, Jr.
Texas Fund	Theodore R. Jaeckel, Jr.
National Portfolio	Walter O’Connor
Combined Fund	Walter O’Connor

FAM was organized as an investment adviser in 1977 and offers investment advisory services to more than 50 registered investment companies. FAM and its affiliates had approximately $529 billion in investment company and other portfolio assets under management as of November 2001. See “Comparison of the Funds—Management.”

Investment Advisory Fees.    Pursuant to separate Investment Advisory Agreements between Municipal Series Trust, on behalf of each State Fund, and FAM, each State Fund pays FAM a monthly investment advisory fee based upon the annual rate and breakpoints set forth below:

Average Daily Net Assets	Investment Advisory Fee Rate
Not exceeding $500 million	0.550%
In excess of $500 million but not exceeding $1 billion	0.525
In excess of $1 billion	0.500

For the fiscal year ended July 31, 2001, the investment advisory fee payable by each State Fund to FAM was equal to 0.55% of the average daily net assets of the applicable State Fund. However, during that period, FAM voluntarily waived a portion of the investment advisory fee payable by the Connecticut Fund and the Maryland Fund. FAM may discontinue or reduce such waivers of investment advisory fees at any time without notice.

As compensation for FAM’s services to the three portfolios of Municipal Bond Fund, FAM receives at the end of each month a fee with respect to each of the three portfolios. The fee for the National Portfolio is determined based on the annual advisory fee rates set forth in the table below. These annual advisory fee rates are applied with respect to the aggregate average daily net assets of the three portfolios of Municipal Bond Fund. The advisory fee rates for the National Portfolio are subject to reduction to the extent that the aggregate average daily net assets of the three portfolios of Municipal Bond Fund are $250 million or less or exceed $250 million (each such amount being a “breakpoint level”). The portion of the assets of the National Portfolio to which a fee rate applies will be determined on a “uniform percentage” basis for each breakpoint level. The uniform percentage for a breakpoint level is determined by dividing the aggregate average daily net assets of the three portfolios of Municipal Bond Fund that fall within that breakpoint level by the aggregate average daily net assets of the three portfolios of Municipal Bond Fund. The amount of the fee for the National Portfolio at each breakpoint level is determined by multiplying the average daily net assets of the National Portfolio by the uniform percentage applicable to that breakpoint level and multiplying the product by the applicable advisory fee rate.

Aggregate Average Daily Net Assets of the Three Portfolios	National Portfolio Advisory Fee Rate
Not exceeding $250 million	0.500%
In excess of $250 million	0.475

As of June 30, 2001, the aggregate net assets of the three portfolios of Municipal Bond Fund were approximately $2.608 billion. As of that date, the aggregate net assets of the National Portfolio were approximately $1.037 billion and the advisory fee rate payable by the National Portfolio was 0.48%.

Assuming the Reorganization had taken place on June 30, 2001, the Combined Fund would have paid, on a pro forma basis, a monthly advisory fee at the annual rate of 0.48% of the average daily net assets of the Combined Fund. See “Summary—Fee Tables” and “Comparison of the Funds—Management.”

12b-1 Fees.    Under separate class-specific plans adopted pursuant to Rule 12b-1 under the Investment Company Act, each State Fund and the National Portfolio pay fees in connection with account maintenance for each of Class B, Class C, and Class D shares and in connection with the distribution of each of Class B and Class C shares (together, “12b-1 fees”). Set forth below is a comparison of the 12b-1 fees for the State Funds and the National Portfolio:

12b-1 Annual Fee Rates (as a percentage of average daily net assets of the applicable share class)

	Account Maintenance Fee		Distribution Fee
Share Class	State Funds	National Portfolio	State Funds	National Portfolio
Class B	0.25%	0.25%	0.25%	0.50%
Class C	0.25%	0.25%	0.35%	0.55%
Class D	0.10%	0.25%	N/A	N/A

Class Structure.    Each Fund offers four classes of shares under the Merrill Lynch Select Pricing SM System. The Class A, Class B, Class C and Class D shares issued by the National Portfolio are substantially similar to the Class A, Class B, Class C and Class D shares issued by each State Fund, except that (i) the shares of the National Portfolio are common stock in a series of a Maryland corporation and the shares of a State Fund are beneficial interests in a series of a Massachusetts business trust, (ii) the account maintenance fees for Class D shares of the National Portfolio are higher than the account maintenance fees for Class D shares of each State Fund, and (iii) the distribution fees for Class B and Class C shares of the National Portfolio are higher than the distribution fees for Class B and Class C shares of each State Fund. See “Comparison of the Funds—Purchase of Shares,” “—Redemption of Shares” and “Additional Information—Shareholder Services.” Although the account maintenance fees for Class D shares of the National Portfolio and the distribution fees for Class B and Class C shares of the National Portfolio are higher than the corresponding fees for the applicable class of shares of each State Fund, it is expected that such higher fees will be more than offset by the Combined Fund’s lower expected total operating expense ratio. See “Summary—Fee Tables.”

Overall Annual Expense Ratio.    The tables below show the total operating expense ratio for each class of shares for each State Fund and the National Portfolio as of June 30, 2001 and, assuming the applicable State Fund Acquisition and the Reorganization had taken place on June 30, 2001, the estimated pro forma operating expense ratio for each class of shares of the Combined Fund (in each case, including class specific distribution fees and account maintenance fees with respect to all Funds, and without giving effect to the waiver of a portion of the investment advisory fees due from the Connecticut Fund and the Maryland Fund).

Total Operating Expense Ratios

Fund	Class A	Class B	Class C	Class D
Arizona Fund	1.00%	1.51%	1.61%	1.10%
Connecticut Fund*	0.97%	1.48%	1.57%	1.07%
Maryland Fund*	1.36%	1.87%	1.97%	1.47%
Massachusetts Fund	1.02%	1.53%	1.63%	1.13%
Michigan Fund	1.04%	1.55%	1.65%	1.14%
Minnesota Fund	1.03%	1.53%	1.64%	1.13%
North Carolina Fund	1.11%	1.63%	1.73%	1.24%
Ohio Fund	1.03%	1.54%	1.65%	1.13%
Texas Fund	1.13%	1.64%	1.75%	1.25%

National Portfolio	0.58%	1.34%	1.39%	0.83%

*
In the past, FAM voluntarily waived a portion of the investment advisory fees due from the Connecticut Fund and the Maryland Fund. The Total Operating Expense Ratio does not give effect to such waivers because FAM may discontinue or reduce such waivers of investment advisory fees at any time without notice.

Combined Fund Pro Forma Total Operating Expense Ratios*

	Class A	Class B	Class C	Class D
Assuming Only Arizona Fund Acquired	0.58%	1.34%	1.39%	0.83%
Assuming Only Connecticut Fund Acquired	0.58%	1.34%	1.39%	0.83%
Assuming Only Maryland Fund Acquired	0.58%	1.34%	1.39%	0.83%
Assuming Only Massachusetts Fund Acquired	0.58%	1.34%	1.39%	0.83%
Assuming Only Michigan Fund Acquired	0.58%	1.34%	1.39%	0.83%
Assuming Only Minnesota Fund Acquired	0.58%	1.34%	1.39%	0.83%
Assuming Only North Carolina Fund Acquired	0.58%	1.34%	1.39%	0.83%
Assuming Only Ohio Fund Acquired	0.58%	1.34%	1.39%	0.83%
Assuming Only Texas Fund Acquired	0.58%	1.34%	1.39%	0.83%

Assuming All State Funds Acquired	0.57%	1.33%	1.38%	0.82%

*	Assumes the applicable State Fund Acquisition and the Reorganization had taken place on June 30, 2001. Future fees and expenses may be higher or lower than those indicated above.

Purchase of Shares. Shares of the National Portfolio are offered continuously for sale to the public in the same manner as shares of each State Fund. See “Comparison of the Funds—Purchase of Shares.”

Redemption of Shares.    The redemption procedures for shares of the National Portfolio are the same as the redemption procedures for shares of each State Fund. For purposes of computing any contingent deferred sales charge (“CDSC”) that may be payable upon disposition of shares of the National Portfolio distributed to the State Fund’s shareholders in a State Fund Acquisition, the holding period for the shares of each State Fund that are outstanding on the date of a State Fund Acquisition will be tacked onto the holding period of the shares of the National Portfolio that are distributed in such State Fund Acquisition. See “Comparison of the Funds—Redemption of Shares.”

Ratings of Municipal Obligations.    Each State Fund will invest at least 80% of its assets in obligations that, at the time of purchase, are considered to be investment grade securities. The National Portfolio may invest in Municipal Bonds rated in any category but currently intends to invest at least 65% of its assets in investment grade securities. See Exhibit II—“Ratings of Municipal Obligations and Commercial Paper.”

Dividends. The policies of each State Fund with respect to dividends and distributions are identical to those of the National Portfolio. See “Comparison of the Funds—Dividends.”

Net Asset Value.    The State Funds and the National Portfolio each determines the net asset value of each class of its shares once daily Monday through Friday as of the close of business on the New York Stock Exchange (the “NYSE”) on each day the NYSE is open for trading based on prices at the time of closing. The NYSE generally closes at 4:00 p.m., Eastern time. Each Fund computes net asset value per share in the same manner. See “Comparison of the Funds—Additional Information—Net Asset Value.”

Voting Rights.    The corresponding voting rights of the shareholders of the State Funds and the shareholders of the National Portfolio are substantially similar. See “Comparison of the Funds—Additional Information—Capital Stock.”

Other Significant Considerations.    Shareholder services available to shareholders of each State Fund, such as the providing of annual and semi-annual reports, are substantially the same as those available to the shareholders of the National Portfolio. See “Comparison of the Funds—Additional Information—Shareholder Services.” An automatic dividend reinvestment plan is available to shareholders of each Fund. Such plans are identical. See “Comparison of the Funds—Automatic Dividend Reinvestment Plan” and “Comparison of the Funds—Additional Information—Shareholder Services.”

Tax Considerations
Each State Fund and the National Portfolio will receive an opinion of counsel with respect to each State Fund Acquisition to the effect that, among other things, neither the National Portfolio nor any State Fund will recognize any gain or loss on the transaction, and no shareholder of a State Fund will recognize any gain or loss upon receipt of shares of the National Portfolio in a State Fund Acquisition. Consummation of a State Fund Acquisition is subject to the receipt of such opinion of counsel. After a State Fund Acquisition, dividends received by the shareholders of the Combined Fund will not be exempt from State Taxes. See “The Reorganization—Tax Consequences of each State Fund Acquisition.”

RISK FACTORS AND SPECIAL CONSIDERATIONS

        The principal investment risks associated with an investment in the National Portfolio are substantially similar to the principal investment risks associated with an investment in each State Fund. Such principal risks include bond market and selection risk, credit risk, interest rate risk, call and redemption risk and borrowing and leverage risk. The principal differences in risk are: (i) each State Fund is more exposed to the risks affecting issuers of its State Municipal Bonds and is more subject to risks associated with regional or state specific economic factors than the National Portfolio; (ii) to the extent a State Fund that is a non-diversified fund may concentrate its investments among fewer issuers than the National Portfolio, such State Fund’s exposure to credit and market risks associated with a single issuer may be greater than that of the National Portfolio; and (iii) the National Portfolio may be more exposed to the risks of investing in high yield bonds. The risk factors associated with an investment in the National Portfolio are set forth below and in the Municipal Bond Fund Prospectus that accompanies this Proxy Statement and Prospectus under the caption “Details about the Fund—Investment Risks.”

        Each Fund is subject to the following principal risks:

        Bond Market and Selection Risk—Bond market risk is the risk that the bond market will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that the securities that FAM selects will underperform the market, the relevant indices or other funds with similar investment objectives and investment strategies.

        Credit Risk—Credit risk is the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Issuers of high yield bonds generally are more subject to credit risk than issuers of investment grade securities. Because the National Portfolio can invest a higher percentage of its assets in high yield bonds than each State Fund, it may be more exposed to the risks of investing in such bonds. See “Junk Bonds” below.

        Interest Rate Risk—Interest rate risk is the risk that prices of municipal bonds generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities.

        Call and Redemption Risk—A bond’s issuer may call a bond for redemption before it matures. If this happens to a bond a Fund holds, that Fund may lose income and may have to invest the proceeds in bonds with lower yields.

        Borrowing and Leverage Risk—Each Fund may borrow for temporary emergency purposes including to meet redemptions. Borrowing may exaggerate changes in the net asset value of a Fund’s shares and in the yield on that Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Certain securities that a Fund buys may create leverage including, for example, inverse floating rate securities, when issued securities, forward commitments and options.

        Each State Fund is subject to the following additional principal risks:

        State Specific Risk—Each Fund will invest primarily in the State Municipal Bonds of its designated state. As a result, each Fund is more exposed to risks affecting issuers of its State Municipal Bonds than is a municipal bond fund that invests more widely. As set forth above, the National Portfolio contemplates that it will not invest more than 25% of its total assets (taken at market value) in Municipal Bonds whose issuers are located in the same state.

        Non-Diversification Risk—As set forth above, each State Fund other than the Arizona Fund is a non-diversified fund. To the extent a State Fund that is a non-diversified fund may invest in fewer issuers than the National Portfolio, such State Fund may be more exposed to credit and market risks associated with individual issuers than the National Portfolio.

        Except where noted, each Fund may be subject, to a lesser extent, to risks associated with the following investment strategies:

        General Obligation Bonds—The faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

        Revenue Bonds—Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities. Industrial development bonds are one type of revenue bond.

        Junk Bonds—Although the investment policies of the National Portfolio are not governed by specific rating categories, the National Portfolio does not presently intend to invest more than 35% of its assets in high yield bonds or unrated Municipal Bonds that FAM believes are of comparable quality. The 35% limitation on high yield bond investments reflects only the present intention of the National Portfolio, and may be changed by the Board of Municipal Bond Fund without shareholder approval. Therefore, if the Board of Municipal Bond Fund were to approve a change in the investment policies of the National Portfolio, it is possible that the National Portfolio could invest up to 100% of its assets in high yield bonds. Each State Fund may only invest up to 20% of its total assets in high yield bonds. Because the National Portfolio may invest a higher percentage of its assets in junk bonds, an investment in the National Portfolio may be more subject to the risks associated with investments in junk bonds. Although junk bonds generally pay higher rates of interest than investment grade securities, they are high risk investments that may cause income and principal losses for that Fund. Junk bonds generally are less liquid and experience more price volatility than higher rated debt securities. The issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders. See “Comparison of the Funds—Description of Municipal Bonds.”

        Industrial Development Bonds—Each Fund may invest in industrial development bonds. Municipalities and other public authorities issue industrial development bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, a Fund may not receive any income or get its money back from the investment.

        Insured Municipal Bonds—Bonds purchased by a Fund may be covered by insurance that guarantees timely interest payments and repayment of principal at maturity. If a bond’s insurer fails to fulfill its obligations or loses its credit rating, the value of the bond could drop. Insured bonds are protected against credit risk, but remain subject to the other risks associated with investments in municipal bonds.

        Moral Obligation Bonds—Each Fund may invest in moral obligation bonds. Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

        Municipal Notes—Each Fund may invest in municipal notes. Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Funds may lose money.

        Municipal Lease Obligations—Each Fund may invest in municipal lease obligations. In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, it may be difficult to sell the property and the proceeds of a sale may not cover a Fund’s loss.

        Variable Rate Demand Obligations—Each Fund may invest in variable rate demand obligations. Variable rate demand obligations are floating rate securities that combine an interest in a long term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay a Fund may lose money.

        When Issued Securities, Delayed Delivery Securities and Forward Commitments—Each Fund may invest in when issued securities and delayed delivery securities and enter into forward commitments. When issued and delayed delivery securities and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery to that Fund. There also is the risk that the security will not be issued or that the other party will not meet its obligation, in which case a Fund loses the investment opportunity for the assets it has set aside to pay for the security and any gain in the security’s price.

        Swap Agreements — Swap agreements are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified bond, basket of bonds, or index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different bond, basket of bonds, or index. Swap agreements may be used to obtain exposure to a bond or market without owning or taking physical custody of securities. Swap agreements are derivative securities and may increase a Fund’s exposure to the risks associated with such securities.

        Derivatives—Each Fund may use derivative instruments, including indexed and inverse securities, options on portfolio positions, options on securities or other financial indices, financial futures and options on such futures and swap agreements. Derivatives allow a Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives are volatile and involve significant risks, including:

Credit Risk—the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

        Leverage Risk—the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

Liquidity Risk—the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

        Each Fund may use derivatives for hedging purposes including anticipatory hedges. Hedging is a strategy in which a fund uses a derivative to offset the risks associated with other holdings of that Fund. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a different manner than anticipated by a Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by a Fund, in which case any losses on the holdings being hedged may not be reduced. No assurance can be given that a Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. None of the Funds are required to use hedging and each may choose not to do so.

        Indexed and Inverse Floating Rate Securities—Each Fund may invest in securities whose potential returns are directly related to changes in an underlying index or interest rate, known as indexed securities. The return on indexed securities will rise when the underlying index or interest rate rises and fall when the index or interest rate falls. Each Fund may also invest in securities whose return is inversely related to changes in an interest rate (inverse floaters). In general, income on inverse floaters will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Investments in inverse floaters may subject a Fund to the risks of reduced or eliminated interest payments and losses of principal. In addition, certain indexed securities and inverse floaters may increase or decrease in value at a greater rate than the underlying interest rate, which effectively leverages the Fund’s investment. As a result, the market value of such securities will generally be more volatile than that of fixed rate, tax-exempt securities. Indexed securities and inverse floaters are derivative securities and can be considered speculative.

        Illiquid Securities—Each Fund may invest up to 15% of its assets in illiquid securities that it cannot easily sell within seven days at current value or that have contractual or legal restrictions on resale. If a Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.

COMPARISON OF THE FUNDS

Financial Highlights

        National Portfolio.    The Financial Highlights table is intended to help you understand the National Portfolio’s financial performance for each of the past five fiscal years. Certain information reflects financial results for a single National Portfolio share. The total returns in the table represent the rate an investor would have earned or lost on an investment in shares of the National Portfolio (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP whose report, along with the National Portfolio’s financial statements, is included in Municipal Bond Fund’s annual report to shareholders that accompanies this Proxy Statement and Prospectus.

        The following per share data and ratios have been derived from information provided in the financial statements:

	Class A					Class B
	For the Year Ended June 30,					For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:	2001	2000	1999	1998	1997	2001	2000	1999	1998	1997
Per Share Operating Performance:
Net asset value, beginning of year	$ 9.70	$ 10.22	$ 10.64	$ 10.38	$ 10.11	$ 9.70	$ 10.21	$ 10.63	$ 10.37	$ 10.11

Investment income—net	.54	.56	.56	.59	.60	.46	.49	.48	.51	.52

Realized and unrealized gain (loss) on investments—net	.44	(.52)	(.42)	.26	.27	.44	(.51)	(.42)	.26	.26

Total from investment operations	.98	.04	.14	.85	.87	.90	(.02)	.06	.77	.78

Less dividends and distributions:
Investment income—net	(.54)	(.56)	(.56)	(.59)	(.60)	(.46)	(.49)	(.48)	(.51)	(.52)
In excess of realized gain on investments—net	—	—	— †	—	—	—	—	— †	—	—

Total dividends and distributions	(.54)	(.56)	(.56)	(.59)	(.60)	(.46)	(.49)	(.48)	(.51)	(.52)

Net asset value, end of year	$ 10.14	$ 9.70	$ 10.22	$ 10.64	$ 10.38	$ 10.14	$ 9.70	$ 10.21	$ 10.63	$ 10.37

Total Investment Return:*
Based on net asset value per share	10.32%	.58%	1.28%	8.36%	8.84%	9.49%	(.09)%	.51%	7.55%	7.92%

Ratios to Average Net Assets:
Expenses	.58%	.56%	.55%	.55%	.55%	1.34%	1.32%	1.31%	1.31%	1.31%

Investment income—net	5.42%	5.74%	5.26%	5.58%	5.86%	4.67%	4.98%	4.50%	4.82%	5.10%

Supplemental Data:
Net assets, end of year (in thousands)	$653,685	$682,553	$877,841	$964,940	$983,650	$227,592	$254,860	$374,642	$406,798	$415,103

Portfolio turnover	80.88%	108.43%	125.75%	142.02%	99.52%	80.88%	108.43%	125.75%	142.02%	99.52%

†	Amount is less than $.01 per share.
*	Total investment returns exclude the effects of sales charges.

National Portfolio—Financial Highlights (concluded)

	Class C					Class D
	For the Year Ended June 30,					For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:	2001	2000	1999	1998	1997	2001	2000	1999	1998	1997
Per Share Operating Performance:
Net asset value, beginning of year	$ 9.71	$ 10.22	$ 10.64	$ 10.38	$ 10.11	$ 9.71	$ 10.22	$ 10.64	$ 10.39	$ 10.12

Investment income—net	.46	.48	.47	.50	.52	.52	.54	.53	.56	.58
Realized and unrealized gain (loss) on investments—net	.43	(.51)	(.42)	.26	.27	.44	(.51)	(.42)	.25	.27

Total from investment operations	.89	(.03)	.05	.76	.79	.96	.03	.11	.81	.85

Less dividends and distributions:
Investment income—net	(.46)	(.48)	(.47)	(.50)	(.52)	(.52)	(.54)	(.53)	(.56)	(.58)
In excess of realized gain on investments—net	—	—	— †	—	—	—	—	— †	—	—

Total dividends and distributions	(.46)	(.48)	(.47)	(.50)	(.52)	(.52)	(.54)	(.53)	(.56)	(.58)

Net asset value, end of year	$ 10.14	$ 9.71	$ 10.22	$ 10.64	$ 10.38	$ 10.15	$ 9.71	$ 10.22	$ 10.64	$ 10.39

Total Investment Return:*
Based on net asset value per share	9.33%	(.13)%	.47%	7.49%	7.97%	10.04%	.43%	1.03%	7.99%	8.57%

Ratios to Average Net Assets:
Expenses	1.39%	1.37%	1.36%	1.36%	1.36%	.83%	.81%	.81%	.80%	.80%

Investment income—net	4.61%	4.92%	4.45%	4.76%	5.04%	5.16%	5.50%	5.01%	5.32%	5.60%

Supplemental Data:
Net assets, end of year (in thousands)	$31,880	$30,303	$47,901	$41,087	$28,096	$124,082	$86,701	$93,201	$68,162	$51,038

Portfolio turnover	80.88%	108.43%	125.75%	142.02%	99.52%	80.88%	108.43%	125.75%	142.02%	99.52%

†	Amount is less than $.01 per share.
*	Total investment returns exclude the effects of sales charges.

        Arizona Fund.    The Financial Highlights table is intended to help you understand the Arizona Fund’s financial performance for each of the past five fiscal years. Certain information reflects financial results for a single Arizona Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in shares of the Arizona Fund (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP whose report, along with the Arizona Fund’s financial statements, is included in the Arizona Fund’s annual report to shareholders which is available upon request.

        The following per share data and ratios have been derived from information provided in the financial statements:

	Class A					Class B
	For the Year Ended July 31,					For the Year Ended July 31,
Increase (Decrease) in Net Asset Value:	2001	2000	1999	1998	1997	2001	2000	1999	1998	1997
Per Share Operating Performance:
Net asset value, beginning of year	$ 10.26	$ 10.53	$ 10.88	$ 10.87	$ 10.54	$ 10.26	$ 10.53	$ 10.88	$ 10.87	$ 10.54

Investment income—net	.52	.54	.52	.55	.55	.47	.49	.46	.49	.50
Realized and unrealized gain (loss) on investments—net	.37	(.26)	(.24)	.01	.33	.37	(.26)	(.24)	.01	.33

Total from investment operations	.89	.28	.28	.56	.88	.84	.23	.22	.50	.83

Less dividends and distributions:
Investment income—net	(.52)	(.54)	(.52)	(.55)	(.55)	(.47)	(.49)	(.46)	(.49)	(.50)
In excess of realized gain on investments—net	— †	(.01)	(.11)	—	—	— †	(.01)	(.11)	—	—

Total dividends and distributions	(.52)	(.55)	(.63)	(.55)	(.55)	(.47)	(.50)	(.57)	(.49)	(.50)

Net asset value, end of year	$ 10.63	$ 10.26	$ 10.53	$ 10.88	$ 10.87	$ 10.63	$ 10.26	$ 10.53	$ 10.88	$ 10.87

Total Investment Return:*
Based on net asset value per share	8.93%	2.82%	2.52%	5.25%	8.63%	8.38%	2.30%	2.01%	4.71%	8.08%

Ratios to Average Net Assets:
Expenses	1.00%	.86%	.94%	.82%	.79%	1.51%	1.37%	1.44%	1.32%	1.30%

Investment income—net	5.00%	5.31%	4.77%	5.01%	5.21%	4.50%	4.80%	4.26%	4.50%	4.70%

Supplemental Data:
Net assets, end of year (in thousands)	$11,413	$11,525	$12,975	$13,875	$14,012	$33,972	$34,565	$42,758	$51,503	$58,282

Portfolio turnover	41.00%	41.15%	25.16%	53.75%	29.68%	41.00%	41.15%	25.16%	53.75%	29.68%

†	Amount is less than $.01 per share.
*	Total investment returns exclude the effects of sales charges.

Arizona Fund—Financial Highlights (concluded)

	Class C					Class D
	For the Year Ended July 31,					For the Year Ended July 31,
Increase (Decrease) in Net Asset Value:	2001	2000	1999	1998	1997	2001	2000	1999	1998	1997
Per Share Operating Performance:
Net asset value, beginning of year	$10.25	$10.52	$10.88	$10.87	$10.54	$10.25	$10.52	$10.87	$10.86	$10.53

Investment income—net	.46	.48	.45	.48	.49	.51	.53	.51	.54	.54
Realized and unrealized gain (loss) on investments—net	.37	(.26)	(.25)	.01	.33	.37	(.26)	(.24)	.01	.33

Total from investment operations	.83	.22	.20	.49	.82	.88	.27	.27	.55	.87

Less dividends and distributions:
Investment income—net	(.46)	(.48)	(.45)	(.48)	(.49)	(.51)	(.53)	(.51)	(.54)	(.54)
In excess of realized gain on investments—net	— †	(.01)	(.11)	—	—	— †	(.01)	(.11)	—	—

Total dividends and distributions	(.46)	(.49)	(.56)	(.48)	(.49)	(.51)	(.54)	(.62)	(.54)	(.54)

Net asset value, end of year	$10.62	$10.25	$10.52	$10.88	$10.87	$10.62	$10.25	$10.52	$10.87	$10.86

Total Investment Return:*
Based on net asset value per share	8.28%	2.20%	1.81%	4.61%	7.97%	8.82%	2.72%	2.42%	5.14%	8.52%

Ratios to Average Net Assets:
Expenses	1.61%	1.47%	1.54%	1.42%	1.40%	1.10%	.96%	1.05%	.92%	.89%

Investment income—net	4.40%	4.71%	4.16%	4.39%	4.59%	4.90%	5.20%	4.67%	4.90%	5.11%

Supplemental Data:
Net assets, end of year (in thousands)	$1,723	$1,244	$ 996	$1,233	$ 957	$6,086	$4,406	$4,053	$2,740	$2,188

Portfolio turnover	41.00%	41.15%	25.16%	53.75%	29.68%	41.00%	41.15%	25.16%	53.75%	29.68%

†	Amount is less than $.01 per share.
*	Total investment returns exclude the effects of sales charges.

        Connecticut Fund.    The Financial Highlights table is intended to help you understand the Connecticut Fund’s financial performance for each of the past five fiscal years. Certain information reflects financial results for a single Connecticut Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in shares of the Connecticut Fund (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP whose report, along with the Connecticut Fund’s financial statements, is included in the Connecticut Fund’s annual report to shareholders which is available upon request.

        The following per share data and ratios have been derived from information provided in the financial statements:

	Class A					Class B
	For the Year Ended July 31,					For the Year Ended July 31,
Increase (Decrease) in Net Asset Value:	2001	2000	1999	1998	1997	2001	2000	1999	1998	1997
Per Share Operating Performance:
Net asset value, beginning of year	$10.21	$10.53	$10.79	$10.68	$10.29	$ 10.21	$ 10.53	$ 10.79	$ 10.68	$ 10.29

Investment income—net	.50	.50	.48	.52	.56	.45	.45	.43	.46	.51
Realized and unrealized gain (loss) on investments—net	.43	(.32)	(.21)	.11	.39	.43	(.32)	(.21)	.11	.39

Total from investment operations	.93	.18	.27	.63	.95	.88	.13	.22	.57	.90

Less dividends and distributions:
Investment income—net	(.50)	(.50)	(.48)	(.52)	(.56)	(.45)	(.45)	(.43)	(.46)	(.51)
In excess of realized gain on investments—net	—	— †	(.05)	—	—	—	— †	(.05)	—	—

Total dividends and distributions	(.50)	(.50)	(.53)	(.52)	(.56)	(.45)	(.45)	(.48)	(.46)	(.51)

Net asset value, end of year	$10.64	$10.21	$10.53	$10.79	$10.68	$ 10.64	$ 10.21	$ 10.53	$ 10.79	$ 10.68

Total Investment Return:*
Based on net asset value per share	9.32%	1.96%	2.50%	6.00%	9.51%	8.77%	1.45%	1.99%	5.47%	8.96%

Ratios to Average Net Assets:
Expenses, net of reimbursement	.87%	.77%	.84%	.77%	.52%	1.38%	1.27%	1.35%	1.27%	1.02%

Expenses	.97%	.87%	.94%	.89%	.92%	1.48%	1.37%	1.45%	1.40%	1.43%

Investment income—net	4.80%	4.98%	4.43%	4.79%	5.38%	4.29%	4.48%	3.93%	4.28%	4.87%

Supplemental Data:
Net assets, end of year (in thousands)	$6,951	$6,905	$9,013	$8,855	$8,380	$41,669	$34,989	$41,835	$41,964	$35,563

Portfolio turnover	57.42%	85.68%	47.62%	53.99%	32.46%	57.42%	85.68%	47.62%	53.99%	32.46%

†  Amount is less than $.01 per share.
*  Total investment returns exclude the effects of sales charges.

Connecticut Fund—Financial Highlights (concluded)

	Class C					Class D
	For the Year Ended July 31,					For the Year Ended July 31,
Increase (Decrease) in Net Asset Value:	2001	2000	1999	1998	1997	2001	2000	1999	1998	1997
Per Share Operating Performance:
Net asset value, beginning of year	$10.22	$10.53	$10.80	$10.69	$10.30	$10.21	$10.53	$10.79	$10.68	$10.29

Investment income—net	.44	.44	.41	.45	.50	.49	.49	.47	.51	.55
Realized and unrealized gain (loss) on investments—net	.42	(.31)	(.22)	.11	.39	.43	(.32)	(.21)	.11	.39

Total from investment operations	.86	.13	.19	.56	.89	.92	.17	.26	.62	.94

Less dividends and distributions:
Investment income—net	(.44)	(.44)	(.41)	(.45)	(.50)	(.49)	(.49)	(.47)	(.51)	(.55)
In excess of realized gain on investments—net	—	— †	(.05)	—	—	—	— †	(.05)	—	—

Total dividends and distributions	(.44)	(.44)	(.46)	(.45)	(.50)	(.49)	(.49)	(.52)	(.51)	(.55)

Net asset value, end of year	$10.64	$10.22	$10.53	$10.80	$10.69	$10.64	$10.21	$10.53	$10.79	$10.68

Total Investment Return:*
Based on net asset value per share	8.56%	1.45%	1.79%	5.36%	8.84%	9.21%	1.86%	2.40%	5.90%	9.40%

Ratios to Average Net Assets:
Expenses, net of reimbursement	1.47%	1.37%	1.45%	1.37%	1.12%	.97%	.87%	.95%	.87%	.62%

Expenses	1.57%	1.47%	1.55%	1.50%	1.53%	1.07%	.97%	1.05%	.99%	1.03%

Investment income—net	4.20%	4.38%	3.82%	4.17%	4.77%	4.71%	4.88%	4.32%	4.67%	5.27%

Supplemental Data:
Net assets, end of year (in thousands)	$5,690	$5,085	$6,837	$4,399	$2,016	$5,778	$5,723	$7,182	$4,634	$3,440

Portfolio turnover	57.42%	85.68%	47.62%	53.99%	32.46%	57.42%	85.68%	47.62%	53.99%	32.46%

†	Amount is less than $.01 per share.
*	Total investment returns exclude the effects of sales charges.

        Maryland Fund.    The Financial Highlights table is intended to help you understand the Maryland Fund’s financial performance for each of the past five fiscal years. Certain information reflects financial results for a single Maryland Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in shares of the Maryland Fund (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP whose report, along with the Maryland Fund’s financial statements, is included in the Maryland Fund’s annual report to shareholders which is available upon request.

        The following per share data and ratios have been derived from information provided in the financial statements:

	Class A					Class B
	For the Year Ended July 31,					For the Year Ended July 31,
Increase (Decrease) in Net Asset Value:	2001	2000	1999	1998	1997	2001	2000	1999	1998	1997
Per Share Operating Performance:
Net asset value, beginning of year	$ 9.40	$ 9.56	$ 9.80	$ 9.66	$ 9.21	$ 9.40	$ 9.56	$ 9.80	$ 9.66	$ 9.21

Investment income—net	.44	.45	.43	.47	.48	.39	.40	.38	.42	.43
Realized and unrealized gain (loss) on investments—net	.43	(.16)	(.24)	.14	.45	.43	(.16)	(.24)	.14	.45

Total from investment operations	.87	.29	.19	.61	.93	.82	.24	.14	.56	.88

Less dividends from investment income—net	(.44)	(.45)	(.43)	(.47)	(.48)	(.39)	(.40)	(.38)	(.42)	(.43)

Net asset value, end of year	$ 9.83	$ 9.40	$ 9.56	$ 9.80	$ 9.66	$ 9.83	$ 9.40	$ 9.56	$ 9.80	$ 9.66

Total Investment Return:*
Based on net asset value per share	9.43%	3.19%	1.87%	6.46%	10.35%	8.88%	2.67%	1.36%	5.92%	9.79%

Ratios to Average Net Assets:
Expenses, net of reimbursement	1.06%	.91%	.94%	.73%	.47%	1.57%	1.42%	1.45%	1.23%	.97%

Expenses	1.36%	1.21%	1.26%	1.21%	1.32%	1.87%	1.72%	1.77%	1.72%	1.82%

Investment income—net	4.56%	4.82%	4.35%	4.80%	5.11%	4.04%	4.31%	3.84%	4.29%	4.59%

Supplemental Data:
Net assets, end of year (in thousands)	$1,788	$1,771	$2,309	$2,303	$1,928	$21,655	$19,257	$24,775	$23,306	$21,851

Portfolio turnover	37.69%	35.57%	30.98%	88.89%	94.90%	37.69%	35.57%	30.98%	88.89%	94.90%

*	Total investment returns exclude the effects of sales charges.

Maryland Fund—Financial Highlights (concluded)

	Class C					Class D
	For the Year Ended July 31,					For the Year Ended July 31,
Increase (Decrease) in Net Asset Value:	2001	2000	1999	1998	1997	2001	2000	1999	1998	1997
Per Share Operating Performance:
Net asset value, beginning of year	$ 9.40	$ 9.56	$ 9.80	$ 9.67	$ 9.22	$ 9.39	$ 9.55	$ 9.80	$ 9.66	$ 9.21

Investment income—net	.38	.39	.37	.41	.42	.43	.44	.42	.46	.47
Realized and unrealized gain (loss) on investments—net	.44	(.16)	(.24)	.13	.45	.44	(.16)	(.25)	.14	.45

Total from investment operations	.82	.23	.13	.54	.87	.87	.28	.17	.60	.92

Less dividends from investment income—net	(.38)	(.39)	(.37)	(.41)	(.42)	(.43)	(.44)	(.42)	(.46)	(.47)

Net asset value, end of year	$ 9.84	$ 9.40	$ 9.56	$ 9.80	$ 9.67	$ 9.83	$ 9.39	$ 9.55	$ 9.80	$ 9.66

Total Investment Return:*
Based on net asset value per share	8.87%	2.57%	1.26%	5.70%	9.67%	9.44%	3.09%	1.67%	6.35%	10.24%

Ratios to Average Net Assets:
Expenses, net of reimbursement	1.67%	1.52%	1.56%	1.34%	1.07%	1.17%	1.01%	1.04%	.83%	.56%

Expenses	1.97%	1.82%	1.88%	1.82%	1.92%	1.47%	1.31%	1.36%	1.31%	1.41%

Investment income—net	3.94%	4.19%	3.73%	4.19%	4.47%	4.42%	4.73%	4.25%	4.70%	5.00%

Supplemental Data:
Net assets, end of year (in thousands)	$2,204	$2,002	$2,762	$2,307	$2,038	$1,726	$ 978	$1,091	$1,107	$ 883

Portfolio turnover	37.69%	35.57%	30.98%	88.89%	94.90%	37.69%	35.57%	30.98%	88.89%	94.90%

*	Total investment returns exclude the effects of sales charges.

        Massachusetts Fund.    The Financial Highlights table is intended to help you understand the Massachusetts Fund’s financial performance for each of the past five fiscal years. Certain information reflects financial results for a single Massachusetts Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in shares of the Massachusetts Fund (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP whose report, along with the Massachusetts Fund’s financial statements, is included in the Massachusetts Fund’s annual report to shareholders which is available upon request.

        The following per share data and ratios have been derived from information provided in the financial statements:

	Class A					Class B
	For the Year Ended July 31,					For the Year Ended July 31,
Increase (Decrease) in Net Asset Value:	2001	2000	1999	1998	1997	2001	2000	1999	1998	1997
Per Share Operating Performance:
Net asset value, beginning of year	$10.17	$10.63	$11.15	$11.07	$10.60	$ 10.17	$ 10.63	$ 11.15	$ 11.07	$ 10.60

Investment income—net	.50	.51	.51	.56	.56	.44	.46	.45	.50	.51
Realized and unrealized gain (loss) on investments—net	.50	(.39)	(.52)	.08	.47	.50	(.39)	(.52)	.08	.47

Total from investment operations	1.00	.12	(.01)	.64	1.03	.94	.07	(.07)	.58	.98

Less dividends and distributions:
Investment income—net	(.50)	(.51)	(.51)	(.56)	(.56)	(.44)	(.46)	(.45)	(.50)	(.51)
In excess of realized gain on investments—net	—	(.07)	—	—	—	—	(.07)	—	—	—

Total dividends and distributions	(.50)	(.58)	(.51)	(.56)	(.56)	(.44)	(.53)	(.45)	(.50)	(.51)

Net asset value, end of year	$10.67	$10.17	$10.63	$11.15	$11.07	$ 10.67	$ 10.17	$ 10.63	$ 11.15	$ 11.07

Total Investment Return:*
Based on net asset value per share	9.99%	1.38%	(.21)%	5.92%	10.02%	9.44%	.86%	(.71)%	5.38%	9.46%

Ratios to Average Net Assets:
Expenses	1.02%	1.00%	.95%	.86%	.83%	1.53%	1.50%	1.46%	1.37%	1.34%

Investment income—net	4.75%	5.07%	4.58%	5.02%	5.22%	4.24%	4.56%	4.07%	4.51%	4.71%

Supplemental Data:
Net assets, end of year (in thousands)	$3,928	$3,930	$5,080	$5,705	$5,757	$35,952	$37,035	$45,988	$51,255	$53,336

Portfolio turnover	32.60%	25.66%	89.30%	23.32%	24.64%	32.60%	25.66%	89.30%	23.32%	24.64%

* Total investment returns exclude the effects of sales charges.

Massachusetts Fund—Financial Highlights (concluded)

	Class C					Class D
	For the Year Ended July 31,					For the Year Ended July 31,
Increase (Decrease) in Net Asset Value:	2001	2000	1999	1998	1997	2001	2000	1999	1998	1997
Per Share Operating Performance:
Net asset value, beginning of year	$10.16	$10.62	$11.14	$11.06	$10.60	$10.17	$10.63	$11.15	$11.07	$10.61

Investment income—net	.43	.45	.44	.49	.49	.49	.50	.50	.55	.55
Realized and unrealized gain (loss) on investments—net	.50	(.39)	(.52)	.08	.46	.50	(.39)	(.52)	.08	.46

Total from investment operations	.93	.06	(.08)	.57	.95	.99	.11	(.02)	.63	1.01

Less dividends and distributions:
Investment income—net	(.43)	(.45)	(.44)	(.49)	(.49)	(.49)	(.50)	(.50)	(.55)	(.55)
In excess of realized gain on investments—net	—	(.07)	—	—	—	—	(.07)	—	—	—

Total dividends and distributions	(.43)	(.52)	(.44)	(.49)	(.49)	(.49)	(.57)	(.50)	(.55)	(.55)

Net asset value, end of year	$10.66	$10.16	$10.62	$11.14	$11.06	$10.67	$10.17	$10.63	$11.15	$11.07

Total Investment Return:*
Based on net asset value per share	9.34%	.76%	(.81)%	5.28%	9.25%	9.88%	1.28%	(.30)%	5.82%	9.80%

Ratios to Average Net Assets:
Expenses	1.63%	1.60%	1.57%	1.47%	1.43%	1.13%	1.09%	1.06%	.96%	.93%

Investment income—net	4.13%	4.46%	3.96%	4.40%	4.63%	4.65%	4.97%	4.47%	4.91%	5.13%

Supplemental Data:
Net assets, end of year (in thousands)	$2,565	$2,664	$3,814	$1,835	$1,495	$3,326	$2,931	$3,647	$2,837	$1,602

Portfolio turnover	32.60%	25.66%	89.30%	23.32%	24.64%	32.60%	25.66%	89.30%	23.32%	24.64%

*	Total investment returns exclude the effects of sales charges.

        Michigan Fund.    The Financial Highlights table is intended to help you understand the Michigan Fund’s financial performance for each of the past five fiscal years. Certain information reflects financial results for a single Michigan Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in shares of the Michigan Fund (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP whose report, along with the Michigan Fund’s financial statements, is included in the Michigan Fund’s annual report to shareholders which is available upon request.

        The following per share data and ratios have been derived from information provided in the financial statements:

	Class A					Class B
	For the Year Ended July 31,					For the Year Ended July 31,
Increase (Decrease) in Net Asset Value:	2001	2000	1999	1998	1997	2001	2000	1999	1998	1997
Per Share Operating Performance:
Net asset value, beginning of year	$ 9.53	$ 9.91	$10.33	$ 10.34	$ 9.92	$ 9.53	$ 9.91	$ 10.33	$ 10.34	$ 9.92

Investment income—net	.46	.48	.46	.50	.52	.41	.43	.41	.45	.47
Realized and unrealized gain (loss) on investments—net	.44	(.38)	(.42)	(.01)	.42	.44	(.38)	(.42)	(.01)	.42

Total from investment operations	.90	.10	.04	.49	.94	.85	.05	(.01)	.44	.89

Less dividends from investment income—net	(.46)	(.48)	(.46)	(.50)	(.52)	(.41)	(.43)	(.41)	(.45)	(.47)

Net asset value, end of year	$ 9.97	$ 9.53	$ 9.91	$ 10.33	$ 10.34	$ 9.97	$ 9.53	$ 9.91	$ 10.33	$ 10.34

Total Investment Return:*
Based on net asset value per share	9.61%	1.21%	.34%	4.84%	9.79%	9.06%	.70%	(.17)%	4.31%	9.23%

Ratios to Average Net Assets:
Expenses, net of reimbursement	1.04%	.79%	.93%	.80%	.57%	1.55%	1.30%	1.44%	1.31%	1.08%

Expenses	1.04%	.79%	.93%	.83%	.80%	1.55%	1.30%	1.44%	1.34%	1.31%

Investment income—net	4.68%	5.10%	4.51%	4.81%	5.21%	4.17%	4.59%	4.00%	4.30%	4.70%

Supplemental Data:
Net assets, end of year (in thousands)	$7,860	$9,310	$9,384	$11,762	$11,841	$33,220	$37,514	$54,259	$61,918	$65,166

Portfolio turnover	59.61%	85.25%	129.08%	65.39%	35.09%	59.61%	85.25%	129.08%	65.39%	35.09%

*	Total investment returns exclude the effects of sales charges.

Michigan Fund—Financial Highlights (concluded)

	Class C					Class D
	For the Year Ended July 31,					For the Year Ended July 31,
Increase (Decrease) in Net Asset Value:	2001	2000	1999	1998	1997	2001	2000	1999	1998	1997
Per Share Operating Performance:
Net asset value, beginning of year	$ 9.53	$ 9.91	$10.32	$10.33	$ 9.92	$ 9.52	$ 9.91	$10.32	$10.33	$ 9.91

Investment income—net	.40	.42	.40	.43	.46	.45	.47	.45	.49	.51
Realized and unrealized gain (loss) on investments—net	.44	(.38)	(.41)	(.01)	.41	.44	(.39)	(.41)	(.01)	.42

Total from investment operations	.84	.04	(.01)	.42	.87	.89	.08	.04	.48	.93

Less dividends from investment income—net	(.40)	(.42)	(.40)	(.43)	(.46)	(.45)	(.47)	(.45)	(.49)	(.51)

Net asset value, end of year	$ 9.97	$ 9.53	$ 9.91	$10.32	$10.33	$ 9.96	$ 9.52	$ 9.91	$10.32	$10.33

Total Investment Return:*
Based on net asset value per share	8.95%	.60%	(.17)%	4.20%	9.01%	9.51%	1.00%	.34%	4.74%	9.69%

Ratios to Average Net Assets:
Expenses, net of reimbursement	1.65%	1.40%	1.55%	1.42%	1.18%	1.14%	.90%	1.04%	.90%	.68%

Expenses	1.65%	1.40%	1.55%	1.45%	1.41%	1.14%	.90%	1.04%	.93%	.90%

Investment income—net	4.07%	4.49%	3.89%	4.18%	4.60%	4.58%	4.98%	4.40%	4.71%	5.11%

Supplemental Data:
Net assets, end of year (in thousands)	$3,473	$3,440	$3,950	$2,802	$1,319	$2,582	$2,230	$4,312	$3,806	$3,494

Portfolio turnover	59.61%	85.25%	129.08%	65.39%	35.09%	59.61%	85.25%	129.08%	65.39%	35.09%

*	Total investment returns exclude the effects of sales charges.

        Minnesota Fund.    The Financial Highlights table is intended to help you understand the Minnesota Fund’s financial performance for each of the past five fiscal years. Certain information reflects financial results for a single Minnesota Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in shares of the Minnesota Fund (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP whose report, along with the Minnesota Fund’s financial statements, is included in the Minnesota Fund’s annual report to shareholders which is available upon request.

        The following per share data and ratios have been derived from information provided in the financial statements:

	Class A					Class B
	For the Year Ended July 31,					For the Year Ended July 31,
Increase (Decrease) in Net Asset Value:	2001	2000	1999	1998	1997	2001	2000	1999	1998	1997
Per Share Operating Performance:
Net asset value, beginning of year	$10.32	$10.50	$10.79	$10.72	$10.28	$ 10.33	$ 10.50	$ 10.79	$ 10.72	$ 10.28

Investment income—net	.51	.52	.52	.54	.53	.45	.47	.46	.48	.48
Realized and unrealized gain (loss) on investments—net	.40	(.18)	(.29)	.07	.44	.39	(.17)	(.29)	.07	.44

Total from investment operations	.91	.34	.23	.61	.97	.84	.30	.17	.55	.92

Less dividends and distributions:
Investment income—net	(.51)	(.52)	(.52)	(.54)	(.53)	(.45)	(.47)	(.46)	(.48)	(.48)
In excess of realized gain on investments—net	—	—	—	— †	—	—	—	—	— †	—

Total dividends and distributions	(.51)	(.52)	(.52)	(.54)	(.53)	(.45)	(.47)	(.46)	(.48)	(.48)

Net asset value, end of year	$10.72	$10.32	$10.50	$10.79	$10.72	$ 10.72	$ 10.33	$ 10.50	$ 10.79	$ 10.72

Total Investment Return:*
Based on net asset value per share	8.95%	3.45%	2.08%	5.85%	9.71%	8.30%	3.03%	1.56%	5.31%	9.15%

Ratios to Average Net Assets:
Expenses	1.03%	.97%	1.02%	.91%	.92%	1.53%	1.47%	1.53%	1.42%	1.43%

Investment income—net	4.79%	5.12%	4.80%	4.98%	5.09%	4.28%	4.61%	4.29%	4.47%	4.58%

Supplemental Data:
Net assets, end of year (in thousands)	$4,110	$4,141	$6,067	$6,993	$5,390	$32,135	$32,524	$37,507	$38,585	$41,274

Portfolio turnover	45.63%	$43.42%	26.09%	56.43%	28.42%	45.63%	43.42%	26.09%	56.43%	28.42%

†	Amount is less than $.01 per share.
*	Total investment returns exclude the effects of sales charges.

Minnesota Fund—Financial Highlights (concluded)

	Class C					Class D
	For the Year Ended July 31,					For the Year Ended July 31,
Increase (Decrease) in Net Asset Value:	2001	2000	1999	1998	1997	2001	2000	1999	1998	1997
Per Share Operating Performance:
Net asset value, beginning of year	$10.33	$10.50	$10.80	$10.72	$10.28	$10.33	$10.50	$10.80	$10.73	$10.28

Investment income—net	.44	.46	.45	.47	.47	.50	.51	.51	.53	.52
Realized and unrealized gain (loss) on investments—net	.39	(.17)	(.30)	.08	.44	.40	(.17)	(.30)	.07	.45

Total from investment operations	.83	.29	.15	.55	.91	.90	.34	.21	.60	.97

Less dividends and distributions:
Investment income—net	(.44)	(.46)	(.45)	(.47)	(.47)	(.50)	(.51)	(.51)	(.53)	(.52)
In excess of realized gain on investments—net	—	—	—	— †	—	—	—	—	— †	—

Total dividends and distributions	(.44)	(.46)	(.45)	(.47)	(.47)	(.50)	(.51)	(.51)	(.53)	(.52)

Net asset value, end of year	$10.72	$10.33	$10.50	$10.80	$10.72	$10.73	$10.33	$10.50	$10.80	$10.73

Total Investment Return:*
Based on net asset value per share	8.19%	2.92%	1.37%	5.30%	9.04%	8.84%	3.45%	1.88%	5.74%	9.70%

Ratios to Average Net Assets:
Expenses	1.64%	1.57%	1.63%	1.52%	1.53%	1.13%	1.07%	1.13%	1.01%	1.02%

Investment income—net	4.17%	4.52%	4.19%	4.37%	4.48%	4.68%	5.02%	4.69%	4.88%	4.99%

Supplemental Data:
Net assets, end of year (in thousands)	$2,410	$1,672	$1,721	$1,437	$1,201	$2,108	$1,598	$1,950	$1,141	$ 924

Portfolio turnover	45.63%	43.42%	26.09%	56.43%	28.42%	45.63%	43.42%	26.09%	56.43%	28.42%

†	Amount is less than $.01 per share.
*	Total investment returns exclude the effects of sales charges.

        North Carolina Fund.    The Financial Highlights table is intended to help you understand the North Carolina Fund’s financial performance for each of the past five fiscal years. Certain information reflects financial results for a single North Carolina Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in shares of the North Carolina Fund (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP whose report, along with the North Carolina Fund’s financial statements, is included in the North Carolina Fund’s annual report to shareholders which is available upon request.

        The following per share data and ratios have been derived from information provided in the financial statements:

	Class A					Class B
	For the Year Ended July 31,					For the Year Ended July 31,
Increase (Decrease) in Net Asset Value:	2001	2000	1999	1998	1997	2001	2000	1999	1998	1997
Per Share Operating Performance:
Net asset value, beginning of year	$10.14	$10.35	$11.00	$10.87	$10.36	$ 10.14	$ 10.35	$ 11.01	$ 10.88	$ 10.36

Investment income—net	.48	.49	.47	.50	.51	.42	.44	.42	.45	.46
Realized and unrealized gain (loss) on investments—net	.43	(.21)	(.35)	.13	.51	.43	(.21)	(.36)	.13	.52

Total from investment operations	.91	.28	.12	.63	1.02	.85	.23	.06	.58	.98

Less dividends and distributions:
Investment income—net	(.48)	(.49)	(.47)	(.50)	(.51)	(.42)	(.44)	(.42)	(.45)	(.46)
Realized gain on investments—net	—	—	(.20)	— †	—	—	—	(.20)	— †	—
In excess of realized gain on investments—net	—	—	(.10)	—	—	—	—	(.10)	—	—

Total dividends and distributions	(.48)	(.49)	(.77)	(.50)	(.51)	(.42)	(.44)	(.72)	(.45)	(.46)

Net asset value, end of year	$10.57	$10.14	$10.35	$11.00	$10.87	$ 10.57	$ 10.14	$ 10.35	$ 11.01	$ 10.88

Total Investment Return:*
Based on net asset value per share	9.13%	2.90%	1.02%	5.99%	10.17%	8.58%	2.38%	.41%	5.45%	9.71%

Ratios to Average Net Assets:
Expenses, net of reimbursement	1.11%	.96%	1.03%	.90%	.80%	1.63%	1.46%	1.54%	1.41%	1.31%

Expenses	1.11%	.96%	1.03%	.90%	.88%	1.63%	1.46%	1.54%	1.41%	1.39%

Investment income—net	4.61%	4.90%	4.39%	4.59%	4.89%	4.09%	4.39%	3.88%	4.08%	4.39%

Supplemental Data:
Net assets, end of year (in thousands)	$6,441	$7,177	$9,094	$8,753	$8,542	$23,157	$25,533	$32,886	$37,204	$41,137

Portfolio turnover	28.58%	$58.02%	47.52%	125.23%	94.59%	28.58%	58.02%	47.52%	125.23%	94.59%

*	Total investment returns exclude the effects of sales charges.
†	Amount is less than $.01 per share.

North Carolina Fund—Financial Highlights (concluded)

	Class C					Class D
	For the Year Ended July 31,					For the Year Ended July 31,
Increase (Decrease) in Net Asset Value:	2001	2000	1999	1998	1997	2001	2000	1999	1998	1997
Per Share Operating Performance:
Net asset value, beginning of period	$10.13	$10.35	$11.00	$10.87	$10.36	$10.14	$10.36	$11.01	$10.88	$10.37

Investment income—net	.41	.43	.41	.44	.45	.47	.48	.46	.49	.50
Realized and unrealized gain (loss) on investments—net	.44	(.22)	(.35)	.13	.51	.43	(.22)	(.35)	.13	.51

Total from investment operations	.85	.21	.06	.57	.96	.90	.26	.11	.62	1.01

Less dividends and distributions:
Investment income—net	(.41)	(.43)	(.41)	(.44)	(.45)	(.47)	(.48)	(.46)	(.49)	(.50)
Realized gain on investments—net	—	—	(.20)	— †	—	—	—	(.20)	— †	—
In excess of realized gain on investments—net	—	—	(.10)	—	—	—	—	(.10)	—	—

Total dividends and distributions	(.41)	(.43)	(.71)	(.44)	(.45)	(.47)	(.48)	(.76)	(.49)	(.50)

Net asset value, end of year	$10.57	$10.13	$10.35	$11.00	$10.87	$10.57	$10.14	$10.36	$11.01	$10.88

Total Investment Return:*
Based on net asset value per share	8.58%	2.18%	.41%	5.35%	9.50%	9.02%	2.70%	.92%	5.88%	10.05%

Ratios to Average Net Assets:
Expenses, net of reimbursement	1.73%	1.56%	1.64%	1.51%	1.41%	1.24%	1.05%	1.14%	1.00%	.90%

Expenses	1.73%	1.56%	1.64%	1.51%	1.49%	1.24%	1.05%	1.14%	1.00%	.98%

Investment income—net	4.00%	4.29%	3.78%	3.98%	4.28%	4.47%	4.81%	4.28%	4.49%	4.79%

Supplemental Data:
Net assets, end of year (in thousands)	$1,743	$1,868	$2,404	$2,527	$2,052	$4,040	$2,812	$3,057	$2,534	$2,132

Portfolio turnover	28.58%	58.02%	47.52%	125.23%	94.59%	28.58%	58.02%	47.52%	125.23%	94.59%

*	Amount is less than $.01 per share.
†	Total investment returns exclude the effects of sales charges.

        Ohio Fund.    The Financial Highlights table is intended to help you understand the Ohio Fund’s financial performance for each of the past five fiscal years. Certain information reflects financial results for a single Ohio Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in shares of the Ohio Fund (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP whose report, along with the Ohio Fund’s financial statements, is included in the Ohio Fund’s annual report to shareholders which is available upon request.

        The following per share data and ratios have been derived from information provided in the financial statements:

	Class A					Class B
	For the Year Ended July 31,					For the Year Ended July 31,
Increase (Decrease) in Net Asset Value:	2001	2000	1999	1998	1997	2001	2000	1999	1998	1997
Per Share Operating Performance:
Net asset value, beginning of year	$10.13	$10.77	$11.21	$11.17	$10.70	$ 10.13	$ 10.77	$ 11.21	$ 11.17	$ 10.70

Investment income—net	.49	.51	.52	.55	.55	.44	.46	.47	.50	.49
Realized and unrealized gain (loss) on investments—net	.25	(.40)	(.34)	.04	.47	.25	(.40)	(.34)	.04	.47

Total from investment operations	.74	.11	.18	.59	1.02	.69	.06	.13	.54	.96

Less dividends and distributions:
Investment income—net	(.49)	(.51)	(.52)	(.55)	(.55)	(.44)	(.46)	(.47)	(.50)	(.49)
Realized gain on investments—net	—	—	(.10)	—	—	—	—	(.10)	—	—
In excess of realized gain on investments—net	—	(.24)	—	—	—	—	(.24)	—	—	—

Total dividends and distributions	(.49)	(.75)	(.62)	(.55)	(.55)	(.44)	(.70)	(.57)	(.50)	(.49)

Net asset value, end of year	$10.38	$10.13	$10.77	$11.21	$11.17	$ 10.38	$ 10.13	$ 10.77	$ 11.21	$ 11.17

Total Investment Return:*
Based on net asset value per share	7.51%	1.28%	1.59%	5.43%	9.80%	6.96%	.77%	1.08%	4.90%	9.25%

Ratios to Average Net Assets:
Expenses	1.03%	.87%	.92%	.83%	.80%	1.54%	1.38%	1.43%	1.34%	1.31%

Investment income—net	4.83%	5.00%	4.70%	4.92%	5.07%	4.31%	4.49%	4.19%	4.41%	4.56%

Supplemental Data:
Net assets, end of year (in thousands)	$6,109	$6,060	$9,161	$9,252	$8,506	$32,138	$37,864	$50,892	$55,554	$60,072

Portfolio turnover	38.01%	57.46%	82.55%	35.46%	52.57%	38.01%	57.46%	82.55%	35.46%	52.57%

*	Total investment returns exclude the effects of sales charges.

Ohio Fund—Financial Highlights (concluded)

	Class C					Class D
	For the Year Ended July 31,					For the Year Ended July 31,
Increase (Decrease) in Net Asset Value:	2001	2000	1999	1998	1997	2001	2000	1999	1998	1997
Per Share Operating Performance:
Net asset value, beginning of year	$10.13	$10.77	$11.21	$11.17	$10.70	$10.13	$10.77	$11.21	$11.16	$10.70

Investment income—net	.43	.44	.46	.48	.48	.48	.50	.51	.54	.54
Realized and unrealized gain (loss) on investments—net	.25	(.40)	(.34)	.04	.47	.25	(.40)	(.34)	.05	.46

Total from investment operations	.68	.04	.12	.52	.95	.73	.10	.17	.59	1.00

Less dividends and distributions:
Investment income—net	(.43)	(.44)	(.46)	(.48)	(.48)	(.48)	(.50)	(.51)	(.54)	(.54)
Realized gain on investments—net	—	—	(.10)	—	—	—	—	(.10)	—	—
In excess of realized gain on investments—net	—	(.24)	—	—	—	—	(.24)	—	—	—

Total dividends and distributions	(.43)	(.68)	(.56)	(.48)	(.48)	(.48)	(.74)	(.61)	(.54)	(.54)

Net asset value, end of year	$10.38	$10.13	$10.77	$11.21	$11.17	$10.38	$10.13	$10.77	$11.21	$11.16

Total Investment Return:*
Based on net asset value per share	6.86%	.67%	.98%	4.79%	9.14%	7.40%	1.18%	1.49%	5.42%	9.60%

Ratios to Average Net Assets:
Expenses	1.65%	1.48%	1.53%	1.44%	1.41%	1.13%	.97%	1.02%	.93%	.90%

Investment income—net	4.18%	4.39%	4.08%	4.31%	4.46%	4.72%	4.90%	4.59%	4.82%	4.97%

Supplemental Data:
Net assets, end of year (in thousands)	$3,308	$2,057	$2,713	$2,526	$2,412	$4,162	$4,115	$5,867	$5,267	$4,310

Portfolio turnover	38.01%	57.46%	82.55%	35.46%	52.57%	38.01%	57.46%	82.55%	35.46%	52.57%

*	Total investment returns exclude the effects of sales charges.

        Texas Fund.    The Financial Highlights table is intended to help you understand the Texas Fund’s financial performance for each of the past five fiscal years. Certain information reflects financial results for a single Texas Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in shares of the Texas Fund (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP whose report, along with the Texas Fund’s financial statements, is included in the Texas Fund’s annual report to shareholders which is available upon request.

        The following per share data and ratios have been derived from information provided in the financial statements:

	Class A					Class B
	For the Year Ended July 31,					For the Year Ended July 31,
Increase (Decrease) in Net Asset Value:	2001	2000	1999	1998	1997	2001	2000	1999	1998	1997
Per Share Operating Performance:
Net asset value, beginning of year	$ 9.74	$10.45	$10.90	$10.96	$ 10.57	$ 9.74	$ 10.45	$ 10.90	$ 10.96	$ 10.57

Investment income—net	.48	.50	.51	.58	.57	.43	.45	.45	.52	.52
Realized and unrealized gain (loss) on investments—net	.47	(.41)	(.45)	(.06)	.39	.47	(.41)	(.45)	(.06)	.39

Total from investment operations	.95	.09	.06	.52	.96	.90	.04	—	.46	.91

Less dividends and distributions:
Investment income—net	(.48)	(.50)	(.51)	(.58)	(.57)	(.43)	(.45)	(.45)	(.52)	(.52)
In excess of realized gain on investments—net	—	(.30)	—	—	—	—	(.30)	—	—	—

Total dividends and distributions	(.48)	(.80)	(.51)	(.58)	(.57)	(.43)	(.75)	(.45)	(.52)	(.52)

Net asset value, end of year	$10.21	$ 9.74	$10.45	$10.90	$ 10.96	$ 10.21	$ 9.74	$ 10.45	$ 10.90	$ 10.96

Total Investment Return:*
Based on net asset value per share	9.98%	1.19%	.43%	4.83%	9.39%	9.43%	.68%	(.08)%	4.30%	8.84%

Ratios to Average Net Assets:
Expenses	1.13%	.96%	.98%	.87%	.83%	1.64%	1.47%	1.49%	1.38%	1.34%

Investment income—net	4.83%	5.12%	4.67%	5.25%	5.37%	4.31%	4.61%	4.15%	4.74%	4.86%

Supplemental Data:
Net assets, end of year (in thousands)	$4,316	$5,924	$8,545	$9,842	$10,707	$26,642	$30,090	$44,502	$48,887	$56,115

Portfolio turnover	26.93%	97.91%	129.23%	24.61%	47.83%	26.93%	97.91%	129.23%	24.61%	47.83%

*	Total investment returns exclude the effects of sales charges.

Texas Fund—Financial Highlights (concluded)

	Class C					Class D
	For the Year Ended July 31,					For the Year Ended July 31,
Increase (Decrease) in Net Asset Value:	2001	2000	1999	1998	1997	2001	2000	1999	1998	1997
Per Share Operating Performance:
Net asset value, beginning of year	$ 9.75	$10.46	$10.91	$10.97	$10.58	$ 9.75	$10.46	$10.92	$10.98	$10.58

Investment income—net	.42	.44	.44	.51	.51	.47	.49	.50	.57	.56
Realized and unrealized gain (loss) on investments—net	.47	(.41)	(.45)	(.06)	.39	.48	(.41)	(.46)	(.06)	.40

Total from investment operations	.89	.03	(.01)	.45	.90	.95	.08	.04	.51	.96

Less dividends and distributions:
Investment income—net	(.42)	(.44)	(.44)	(.51)	(.51)	(.47)	(.49)	(.50)	(.57)	(.56)
In excess of realized gain on investments—net	—	(.30)	—	—	—	—	(.30)	—	—	—

Total dividends and distributions	(.42)	(.74)	(.44)	(.51)	(.51)	(.47)	(.79)	(.50)	(.57)	(.56)

Net asset value, end of year	$10.22	$ 9.75	$10.46	$10.91	$10.97	$10.23	$ 9.75	$10.46	$10.92	$10.98

Total Investment Return:*
Based on net asset value per share	9.30%	.58%	(.18)%	4.18%	8.71%	9.97%	1.10%	.24%	4.72%	9.38%

Ratios to Average Net Assets:
Expenses	1.75%	1.58%	1.59%	1.48%	1.45%	1.25%	1.06%	1.11%	.97%	.93%

Investment income—net	4.20%	4.51%	4.06%	4.63%	4.75%	4.71%	5.03%	4.49%	5.15%	5.27%

Supplemental Data:
Net assets, end of year (in thousands)	$ 705	$ 733	$ 836	$1,304	$ 917	$1,396	$ 944	$1,166	$ 338	$ 335

Portfolio turnover	26.93%	97.91%	129.23%	24.61%	47.83%	26.93%	97.91%	129.23%	24.61%	47.83%

*	Total investment returns exclude the effects of sales charges.

INVESTMENT OBJECTIVES AND POLICIES

        The investment objective of each State Fund and the National Portfolio are similar; however, they differ with respect to the tax-exempt nature of the income paid to their respective shareholders. The investment objective of each State Fund is to provide shareholders with income exempt from Federal income taxes and State Taxes. The investment objective of the National Portfolio is to provide shareholders with as high a level of income exempt from Federal income taxes as is consistent with its investment policies. The investment objective of each State Fund and the National Portfolio is a fundamental policy that may not be changed without a vote of a majority of that Fund’s outstanding voting securities (which for this purpose under the Investment Company Act means the lesser of (i) 67% of the respective Fund’s shares present at a meeting at which more than 50% of the outstanding shares of the respective Fund are represented or (ii) more than 50% of the respective Fund’s outstanding shares). No assurance can be given that the National Portfolio or a State Fund will achieve its investment objective, or that the Combined Fund will achieve its investment objective after any State Fund Acquisition or the Reorganization.

        As set forth above, each State Fund will invest primarily in long-term investment grade obligations issued by or on behalf of the designated state, its political subdivisions, agencies or instrumentalities and obligations of other qualifying issuers, such as issuers located in Puerto Rico, the U.S. Virgin Islands and Guam. Each State Fund invests at least 80% of its net assets in State Municipal Bonds. Under normal circumstances, the National Portfolio will invest at least 80% of its net assets in Municipal Bonds. The National Portfolio contemplates that it will not invest more than 25% of its total assets (taken at market value) in Municipal Bonds whose issuers are located in the same state.

        Under normal circumstances, at least 80% of the assets of each State Fund is invested in investment grade securities or in unrated Municipal Bonds that possess creditworthiness comparable, in the opinion of FAM, to investment grade securities. Each State Fund also may invest up to 20% of its assets in high yield bonds. None of the State Funds intends to purchase debt securities that are in default or which FAM believes will be in default. Under normal conditions, the weighted average maturity of each State Fund’s investment portfolio is more than ten years. The weighted average maturity of the investment portfolio of each State Fund as of June 30, 2001 is set forth below:

State Fund	Weighted Average Maturity
Arizona Fund	14.42 years
Connecticut Fund	19.35 years
Maryland Fund	16.48 years
Massachusetts Fund	18.30 years
Michigan Fund	16.09 years
Minnesota Fund	18.06 years
North Carolina Fund	17.54 years
Ohio Fund	14.28 years
Texas Fund	19.93 years

        The National Portfolio may invest in Municipal Bonds rated in any rating category or unrated Municipal Bonds. Although the investment policies of the National Portfolio are not restricted to specific rating categories, the National Portfolio does not presently intend to invest more than 35% of its assets in bonds rated below investment grade or in unrated bonds that Fund management believes are of comparable quality. The 35% limitation on high yield bond investments reflects only the present intention of the National Portfolio, and may be changed by the Board of Municipal Bond Fund without shareholder approval. Therefore, if the Board of Municipal Bond Fund were to approve a change in the investment policies of the National Portfolio, it is theoretically possible that the National Portfolio could invest up to 100% of its assets in high yield bonds. The National Portfolio does not intend to purchase debt securities that are in default or which FAM believes will be in default. The National Portfolio will usually invest in Municipal Bonds that have a maturity of five years or longer. As of June 30, 2001, the weighted average maturity of the National Portfolio’s investment portfolio was 17.87 years.

        For temporary periods, each State Fund may invest up to 35% of its assets in short term tax-exempt or taxable money market obligations, although each State Fund will generally not invest more than 20% of its net assets in taxable money market obligations. As a temporary measure for defensive purposes, each State Fund may invest without limitation in short term tax-exempt or taxable money market obligations. While the National Portfolio does not intend to realize taxable investment income, it has the authority to invest as much as 20% of its assets on a temporary basis in taxable money market securities with remaining maturities of no more than one year for liquidity purposes or as a temporary investment of cash pending investment of such cash in Municipal Bonds. In addition, as a temporary measure for defensive purposes, the National Portfolio may invest a greater portion of its assets in taxable money market securities with remaining maturities of no more than one year, when, in the judgment of FAM, market conditions warrant.

        Each Fund may invest in fixed rate or variable obligations. Each may also invest in derivative securities, including futures, options, indexed securities, inverse securities, and swap agreements. At times, each Fund may seek to hedge its portfolio through the use of futures contracts and options transactions thereon to reduce volatility in the net asset value of its shares.

        Each State Fund other than the Arizona Fund is classified as a non-diversified fund within the meaning of the Investment Company Act, which means that it is not limited by the Investment Company Act in the proportion of its total assets that it may invest in the securities of a single issuer. The National Portfolio and the Arizona Fund are classified as diversified funds within the meaning of the Investment Company Act. The investments of each State Fund and the National Portfolio are limited so as to qualify the applicable Fund for the special tax treatment afforded to regulated investment companies (“RICs”) under the Code. See “The Reorganization—Tax Consequences of each State Fund Acquisition.” To qualify as a RIC, among other requirements, each State Fund and the National Portfolio limits investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Fund’s total assets are invested in the securities (other than U.S. Government securities) of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets are invested in the securities (other than U.S. Government securities) of a single issuer and it will not own more than 10% of the outstanding voting securities of a single issuer. A fund that elects to be classified as “diversified” under the Investment Company Act must satisfy the foregoing 5% and 10% requirements with respect to 75% of its total assets. To the extent a State Fund that is a non-diversified fund may concentrate its investments among fewer issuers than the National Portfolio, such State Fund’s exposure to credit and market risks associated with such issuers may be greater than that of the National Portfolio.

Description of Municipal Bonds

        Municipal Bonds include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of industrial development bonds (“IDBs”) are issued by or on behalf of public authorities to finance various privately operated facilities, including pollution control facilities. Such obligations are included within the term Municipal Bonds if the interest paid thereon is exempt from Federal income tax. Municipal Bonds also include short term tax-exempt municipal obligations such as tax anticipation notes, bond anticipation notes, revenue anticipation notes, variable rate demand notes and Public Housing Authority notes that are fully secured by a pledge of the full faith and credit of the United States.

        The two principal classifications of Municipal Bonds are “general obligation” bonds and “revenue” or “special obligation” bonds. General obligation bonds are secured by the issuer’s pledge of faith, credit and taxing power for the payment of principal and interest. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds from a special excise tax or other specific revenue source such as from the user of the facility being financed. Municipal Bonds also may include “moral obligation” bonds, which normally are issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of such bonds becomes a moral commitment but not a legal obligation of the state or municipality in question.

        Each Fund may purchase IDBs and private activity bonds. IDBs and private activity bonds are, in most cases, tax-exempt securities issued by states, municipalities or public authorities to provide funds, usually through a loan or lease arrangement, to a private entity for the purpose of financing construction or improvement of a facility to be used by the entity. Such bonds are secured primarily by revenues derived from loan repayments or lease payments due from the entity which may or may not be guaranteed by a parent company or otherwise secured. IDBs and private activity bonds generally are not secured by a pledge of the taxing power of the issuer of such bonds. Therefore, an investor should be aware that repayment of such bonds generally depends on the revenues of a private entity and be aware of the risks that such an investment may entail. Continued ability of an entity to generate sufficient revenues for the payment of principal and interest on such bonds will be affected by many factors, including the size of the entity, capital structure, demand for its products or services, competition, general economic conditions, government regulation and the entity’s dependence on revenues for the operation of the particular facility being financed. Interest received on private activity bonds may subject certain investors in a Fund to a Federal alternative minimum tax.

        As set forth above, each Fund may invest in variable rate demand obligations (“VRDOs”). VRDOs are floating rate securities that combine an interest in a long-term Municipal Bond with the right to demand payment before maturity from a bank or other financial institution containing a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period not to exceed seven days. The interest rates are adjustable at intervals ranging from daily to up to six months based on some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDOs at approximately the par value of the VRDOs upon the adjustment date. The adjustments are typically based upon the prime rate of a bank or some other appropriate interest rate adjustment index.

        Each Fund also may invest in VRDOs in the form of participation interests (“Participating VRDOs”) in variable rate tax-exempt obligations held by a financial institution, typically a commercial bank (“institution”). Participating VRDOs provide a Fund with a specified undivided interest (up to 100%) in the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the Participating VRDOs from the institution upon a specified number of days’ notice, not to exceed seven days. In addition, the Participating VRDO is backed by an irrevocable letter of credit or guaranty of the institution. A Fund has an undivided interest in the underlying obligation and thus participates on the same basis as the institution in such obligation except that the institution typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit and issuing the repurchase commitment.

        Each Fund has been advised by its counsel that the interest received on Participating VRDOs will be treated as interest from tax-exempt obligations as long as the Fund does not invest more than a limited amount (not more than 20%) of its total assets in such investments and certain other conditions are met. It is contemplated that the Funds will not invest more than a limited amount of its total assets in Participating VRDOs.

        Also included within the general category of Municipal Bonds are participation certificates in a lease, an installment purchase contract or a conditional sales contract (hereinafter collectively called “municipal lease obligations”) entered into by a state or political subdivision to finance the acquisition, development or construction of equipment, land or facilities. Although municipal lease obligations do not constitute general obligations of the issuer for which the lessee’s unlimited taxing power is pledged, a municipal lease obligation is frequently backed by the lessee’s covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain municipal lease obligations contain “non-appropriation” clauses which provide that the lessee has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” municipal lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional securities. Certain investments in municipal lease obligations may be illiquid. None of the Funds may invest in illiquid municipal lease obligations if such investment, together with all other illiquid investments, would exceed 15% of the Fund’s net assets. Each Fund may, however, invest without regard to such limitation in municipal lease obligations which FAM, pursuant to guidelines which have been adopted by the applicable Board and subject to the supervision of the applicable Board, determines to be liquid. FAM will deem municipal lease obligations liquid if they are publicly offered and have received an investment grade rating of BBB or better by S&P or Fitch, or Baa or better by Moody’s. Unrated municipal lease obligations, or those rated below investment grade, will be considered liquid if the obligations come to the market through an underwritten public offering and at least two dealers are willing to give competitive bids. In reference to the latter, FAM must, among other things, also review the creditworthiness of the entity obligated to make payment under the municipal lease obligation and make certain specified determinations based on such factors as the existence of a rating or credit enhancement such as insurance, the frequency of trades or quotes for the obligation and the willingness of dealers to make a market in the obligation.

        As set forth above, each State Fund may invest up to 20% of its assets in high yield bonds. Although the investment policies of the National Portfolio are not governed by specific rating categories, the National Portfolio does not presently intend to invest more than 35% of its assets in high yield bonds or unrated Municipal Bonds that FAM believes are of comparable quality. The 35% limitation on high yield bond investments reflects only the present intention of the National Portfolio, and may be changed by the Board of Municipal Bond Fund without shareholder approval. Therefore, if the Board of Municipal Bond Fund were to approve a change in the investment policies of the National Portfolio, it is possible that the National Portfolio could invest up to 100% of its assets in high yield bonds. Issuers of junk bonds may be highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high-yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During an economic downturn or recession, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer’s ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer’s inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of junk bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer.

        Junk bonds frequently have call or redemption features that would permit an issuer to repurchase the security from a Fund. If a call were exercised by the issuer during a period of declining interest rates, a Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Fund and dividends to its shareholders.

        A Fund may have difficulty disposing of certain junk bonds because there may be a thin trading market for such securities. Because not all dealers maintain markets in all junk bonds, there is no established secondary market for many of these securities, and each Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent that a secondary trading market for junk bonds does exist, it is generally not as liquid as the secondary market for higher rated securities. Reduced secondary market liquidity may have an adverse impact on market price and a Fund’s ability to dispose of particular issues when necessary to meet its liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain securities also may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing its portfolio. Market quotations are generally available on many junk bonds only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

        It is expected that a significant portion of the junk bonds acquired by the National Portfolio will be purchased upon issuance, which may involve special risks because the securities so acquired are new issues. In such instances, the National Portfolio may be a substantial purchaser of the issue and therefore have the opportunity to participate in structuring the terms of the offering. Although this may enable the National Portfolio to seek to protect itself against certain of such risks, the considerations discussed above would nevertheless remain applicable.

        Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of junk bonds, particularly in a thinly traded market. Factors adversely affecting the market value of such securities are likely to adversely affect a Fund’s net asset value. In addition, a Fund may incur additional expenses to the extent that it is required to seek recovery upon a default on a portfolio holding or participate in the restructuring of the obligation.

        For more information about junk bonds and the risks associated with investing in junk bonds, see “Merrill Lynch Municipal Bond Fund at a Glance,” “How Each Portfolio Invests—National Portfolio” and “Investment Risks” in the Municipal Bond Fund Prospectus and “Investment Policies of the Portfolios—National Portfolio” in the Municipal Bond Fund Statement.

        Yields on Municipal Bonds depend upon a variety of factors, including the general condition of the money market and of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ability of a Fund to achieve its investment objective is also dependent on the continuing ability of the issuers of the Municipal Bonds in which the Fund invests to meet their obligations for the payment of interest and principal when due. There are variations in the risks involved in holding Municipal Bonds, within a particular classification and between classifications, depending on numerous factors. Furthermore, the rights of holders of Municipal Bonds and the obligations of the issuers of such Municipal Bonds may be subject to applicable bankruptcy, insolvency and similar laws and court decisions affecting the rights of creditors generally and such laws, if any, that may be enacted by Congress or state legislatures imposing a moratorium on the payment of principal and interest or imposing other constraints or conditions on the payment of principal and interest on Municipal Bonds.

        From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Bonds. It may be expected that similar proposals may be introduced in the future. If such a proposal were enacted, the ability of a Fund to pay “exempt-interest” dividends might be adversely affected and such Fund would re-evaluate its investment objective and policies and consider changes in its structure. See “Dividends and Taxes.”

Other Investment Policies

        When-Issued Securities, Delayed Delivery Securities and Forward Commitments.    Each Fund may purchase or sell securities on a delayed delivery basis or on a when-issued basis or purchase or sell securities through a forward commitment. For a description of when-issued securities, delayed delivery transactions and forward commitments, including the risks associated therewith, see “Investment Risks” in the Municipal Bond Fund Prospectus, and “Investment Policies of the Portfolios—Description of Municipal Bonds” and “—Forward Commitments” in the Municipal Bond Fund Statement.

        Hedging Techniques.    Each Fund may engage in various portfolio strategies to hedge their respective portfolios against investment risk, interest rate risk and other risks. For a description of hedging instruments and the risks associated with investment in such instruments, see “Investment Risks” in the Municipal Bond Fund Prospectus, and “Investment Policies of the Portfolios—Financial Futures Contracts and Derivatives” and “—Description of Financial Futures Contracts” in the Municipal Bond Fund Statement.

        Indexed and Inverse Floating Obligations.    Each Fund may invest in indexed and inverse floating obligations. For a description of indexed and inverse floating obligations and the risks associated with investment in such instruments, see “Investment Risks” in the Municipal Bond Fund Prospectus and “Investment Policies of the Portfolios—Indexed and Inverse Floating Obligations” in the Municipal Bond Fund Statement.

        Swap Agreements.    Each Fund may invest in swap agreements. For a description of swap agreements and the risks associated with investment in such instruments, see “Investment Risks” in the Municipal Bond Fund Prospectus and “Investment Policies of the Portfolios—Swaps” in the Municipal Bond Fund Statement.

        Temporary Investments.    Each Fund may invest in certain short-term securities on a temporary basis for liquidity purposes or defensive purposes. For a description of such short-term securities, please see “Investment Objective and Policies” in the Municipal Bond Fund Statement and “Investment Policies of the Portfolios—Description of Temporary Investments” in the Municipal Bond Fund Statement and “Investment Objectives and Policies—Description of Temporary Investments” in the State Fund Statement.

Investment Restrictions

        Other than as noted below, the National Portfolio and each State Fund have substantially similar investment restrictions. As an additional fundamental restriction, each of the National Portfolio and the Arizona Fund will not make any investment inconsistent with its classification as a diversified fund under the Investment Company Act. A fund that elects to be classified as a “diversified” fund under the Investment Company Act, such as the National Portfolio, must satisfy the requirements that (i) with respect to 75% of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer, and (ii) with respect to 75% of its total assets, it will not own more than 10% of the outstanding voting securities of a single issuer. For purposes of this restriction, the National Portfolio will regard each state and each political subdivision, agency or instrumentality of such state and each multi-state agency of which such state is a member and each public authority that issues securities on behalf of a private entity as a separate issuer. If the security is backed only by the assets and revenues of a non-governmental entity, then the entity with the ultimate responsibility for payment of interest and principal may be regarded as the sole issuer. See “Investment Restrictions” in the Municipal Bond Fund Statement. Each State Fund other than the Arizona Fund is classified as a “non-diversified” fund within the meaning of the Investment Company Act, which means that each State Fund other than the Arizona Fund is not limited by the Investment Company Act in the proportion of its assets that such State Fund may invest in securities of a single issuer. To the extent that a State Fund assumes a large position in securities of a small number of issuers, a State Fund’s respective net asset value may fluctuate to a greater extent than that of a diversified fund as a result of changes in the financial condition or in the market’s assessment of the issuers, and such State Fund may be more susceptible to any single, economic, political or regulatory occurrence than a diversified fund such as the National Portfolio or the Arizona Fund.

Management

        Board Members and Officers.    The Board of Municipal Bond Fund consists of eight individuals, seven of whom are not “interested persons” of Municipal Bond Fund as defined in the Investment Company Act. The Board of Municipal Series Trust currently consists of five individuals, four of whom are not “interested persons” of Municipal Series Trust as defined by the Investment Company Act. See “Item 1: Election of Board Members.” Terry K. Glenn is a Board Member and an “interested person” of both Municipal Bond Fund and Municipal Series Trust. Mr. Glenn is also the President of Municipal Series Trust and Municipal Bond Fund. The Board Members are responsible for the overall supervision of the operation of each Fund and perform the various duties imposed on the Board Members of investment companies by the Investment Company Act.

        Information about the Board Members and officers of Municipal Bond Fund, including their ages and their principal occupations for at least the last five years, is set forth below. Unless otherwise noted, the address of each Board Member is P.O. Box 9011, Princeton, New Jersey 08543-9011.

        TERRY K. GLENN (61)—President and Director(1)(2)—Chairman (Americas Region) of Merrill Lynch Investment Managers, L.P. (“MLIM”) since 2001 and Executive Vice President of FAM and its affiliate, MLIM (which terms as used herein include their corporate predecessors) since 1983; President, Merrill Lynch Mutual Funds since 1999; President of FAM Distributors, Inc. (“FAMD”) since 1986 and Director thereof since 1991; Executive Vice President and Director of Princeton Services, Inc. (“Princeton Services”) since 1993; President of Princeton Administrators, L.P. since 1988; Director of Financial Data Services Inc. since 1985.

        RONALD W. FORBES (61)—Director(2)(3)—1400 Washington Avenue, Albany, New York 12222. Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000 and Professor thereof from 1989 to 2000; International Consultant, Urban Institute, Washington, D.C. from 1995 to 1999.

        CYNTHIA A. MONTGOMERY (49)—Director(2)(3)—Harvard Business School, Soldiers Field Road, Boston, Massachusetts 02163. Professor, Harvard Business School since 1989; Associate Professor, J.L. Kellogg Graduate School of Management, Northwestern University from 1985 to 1989; Associate Professor, Graduate School of Business Administration, The University of Michigan from 1979 to 1985; Director, UnumProvident Corporation since 1990 and Director, Newell Rubbermaid Inc. since 1995.

        CHARLES C. REILLY (70)—Director(2)(3)—9 Hampton Harbor Road, Hampton Bays, New York 11946. Self-employed financial consultant since 1990; President and Chief Investment Officer of Verus Capital, Inc. from 1979 to 1990; Senior Vice President of Arnhold and S. Bleichroeder, Inc. from 1973 to 1990; Adjunct Professor, Columbia University Graduate School of Business from 1990 to 1991; Adjunct Professor, Wharton School, University of Pennsylvania from 1989 to 1990; Partner, Small Cities Cable Television from 1986 to 1997.

        KEVIN A. RYAN (69)—Director(2)(3)—127 Commonwealth Avenue, Chestnut Hill, Massachusetts 02467. Founder and currently Director Emeritus of the Boston University Center for the Advancement of Ethics and Character and Director thereof from 1989 to 1999; Professor from 1982 to 1999 and currently Professor Emeritus of Education at Boston University; formerly taught on the faculties of The University of Chicago, Stanford University and Ohio State University.

        ROSCOE S. SUDDARTH (66)—Director(2)(3)—7403 MacKenzie Court, Bethesda, Maryland 20817. Former President, Middle East Institute, from 1995 to 2001; Foreign Service Officer, United States Foreign Service, from 1961 to 1995; Career Minister, from 1989 to 1995; Deputy Inspector General, U.S. Department of State, from 1991 to 1994; U.S. Ambassador to the Hashemite Kingdom of Jordan, from 1987 to 1990.

        RICHARD R. WEST (63)—Director(2)(3)—Box 604, Genoa, Nevada 89411. Professor of Finance since 1984, Dean from 1984 to 1993, and currently Dean Emeritus of New York University Leonard N. Stern School of Business Administration; Director of Bowne & Co., Inc. (financial printers), Vornado Realty Trust, Inc. (real estate holding company) and Alexander’s, Inc. (real estate company).

        EDWARD D. ZINBARG (66)—Director(2)(3)—5 Hardwell Road, Short Hills, New Jersey 07078-2117. Self-employed financial consultant since 1994; Executive Vice President of The Prudential Insurance Company of America from 1988 to 1994; former Director of Prudential Reinsurance Company and former Trustee of The Prudential Foundation.

        KENNETH A. JACOB (50)—Senior Vice President(1)(2)—First Vice President of MLIM since 1997; Vice President of MLIM from 1984 to 1997; Vice President of FAM since 1984.

        JOHN LOFFREDO (38)—Senior Vice President(1)(2)—First Vice President of MLIM since 1997; Vice President of MLIM from 1991 to 1997.

        DONALD C. BURKE (41)—Vice President and Treasurer(1)(2)—First Vice President of FAM and MLIM since 1997 and Treasurer thereof since 1999; Senior Vice President and Treasurer of Princeton Services since 1999; Vice President of FAMD since 1999; Vice President of FAM and MLIM from 1990 to 1997; Director of Taxation of MLIM since 1990.

        WALTER O’CONNOR (39)—Vice President and Portfolio Manager of the National Portfolio(1)(2)—Director (Tax-Exempt Fund Management) of MLIM since 1997; Vice President of MLIM from 1993 to 1997.

        ALICE A. PELLEGRINO (41)—Secretary(1)(2)—Director (Legal Advisory) of MLIM since 2002; Vice President of MLIM from 1999 to 2002; Attorney associated with MLIM since 1997; Associate with Kirkpatrick & Lockhart LLP from 1992 to 1997.

(1)	Interested person, as defined in the Investment Company Act, of Municipal Bond Fund.
(2)	Such Board Member or officer is a director, trustee or officer of certain other investment companies for which FAM or MLIM acts as the investment adviser or manager.
(3)	Member of Municipal Bond Fund’s Audit and Nominating Committee, which is responsible for the selection of the independent auditors and the selection and nomination of non-interested Board Members.
        Investment Advisory Arrangements.    FAM serves as the Investment Adviser for the National Portfolio pursuant to an Investment Advisory Agreement with Municipal Bond Fund, on behalf of the National Portfolio. FAM also serves as the Investment Adviser for each State Fund pursuant to separate Investment Advisory Agreements with Municipal Series Trust, on behalf of the applicable State Fund. Under each Investment Advisory Agreement, except for certain minor differences, FAM provides substantially similar services to the Funds.

        Pursuant to the Investment Advisory Agreement between Municipal Series Trust, on behalf of each State Fund, and FAM, each State Fund pays FAM a monthly advisory fee based upon the annual rate and breakpoints set forth below:

Average Daily Net Assets of each State Fund	Investment Advisory Fee Rate
Not exceeding $500 million	0.550%
In excess of $500 million but not exceeding $1 billion	0.525
In excess of $1 billion	0.500

        For the fiscal year ended July 31, 2001, the investment advisory fee payable by each State Fund to FAM was equal to 0.55% of the average daily net assets of the applicable State Fund. However, during that period, FAM voluntarily waived a portion of the advisory fee payable by the Connecticut Fund and the Maryland Fund. FAM may discontinue or reduce such waivers of investment advisory fees at any time without notice.

        As compensation for FAM’s services to the three portfolios of Municipal Bond Fund, FAM receives at the end of each month a fee with respect to each of the three portfolios. The fee for the National Portfolio is determined based on the annual advisory fee rates set forth in the table below. These annual advisory fee rates are applied with respect to the aggregate average daily net assets of the three portfolios of Municipal Bond Fund. The advisory fee rates for the National Portfolio are subject to reduction to the extent that the aggregate average daily net assets of the three portfolios of Municipal Bond Fund are $250 million or less or exceed $250 million (each such amount being a “breakpoint level”). The portion of the assets of the National Portfolio to which a fee rate applies will be determined on a “uniform percentage” basis for each breakpoint level. The uniform percentage for a breakpoint level is determined by dividing the aggregate average daily net assets of the three portfolios of Municipal Bond Fund that fall within that breakpoint level by the aggregate average daily net assets of the three portfolios of Municipal Bond Fund. The amount of the fee for the National Portfolio at each breakpoint level is determined by multiplying the average daily net assets of the National Portfolio by the uniform percentage applicable to that breakpoint level and multiplying the product by the applicable advisory fee rate. Stated otherwise, the advisory fee for the National Portfolio is computed as follows:

(	Breakpoint Asset Level	)
(		)	x Assets of the National Portfolio x Applicable Advisory Fee Rate for Breakpoint
(	Aggregate Average Daily Net Assets of the 3 Portfolios	)

Aggregate of the Average Daily Net Assets of the Three Portfolios	National Portfolio Advisory Fee Rate
Not exceeding $250 million	0.500%
In excess of $250 million	0.475

        As of June 30, 2001, the aggregate net assets of the three portfolios of Municipal Bond Fund were approximately $2.608 billion. As of that date, the aggregate net assets of the National Portfolio were approximately $1.037 billion and the advisory fee rate of the National Portfolio was 0.48%. Assuming the applicable State Fund Acquisition had taken place on June 30, 2001, the pro forma investment advisory fee rate for the Combined Fund would have been lower than the investment advisory fee rate for each State Fund. See “Summary—Fee Tables.”

        12b-1 Fees.    As discussed above, each State Fund and the National Portfolio pay account maintenance and distribution fees under separate class-specific plans adopted pursuant to Rule 12b-1 under the Investment Company Act (together, “12b-1 Fees”). Set forth below is a comparison of the 12b-1 Fees for the State Funds and the National Portfolio:

12b-1 Annual Fee Rates
(as a percentage of average daily net assets attributable to the applicable share class)

	Account Maintenance Fee		Distribution Fee
Share Class	State Funds	National Portfolio	State Funds	National Portfolio
Class B	0.25%	0.25%	0.25%	0.50%
Class C	0.25%	0.25%	0.35%	0.55%
Class D	0.10%	0.25%	N/A	N/A

        Although the account maintenance fee for Class D shares of the Combined Fund will be higher than the account maintenance fee for Class D shares of each State Fund and the distribution fees for Class B and Class C shares of the Combined Fund will be higher than the distribution fees for Class B and Class C shares of each State Fund, it is expected that such higher fees will be more than offset by the Combined Fund’s lower expected total operating expense ratio. See “Summary—Fee Tables.”

Purchase of Shares

        Each Fund offers four classes of shares under the Merrill Lynch Select Pricing SM System. The Class A, Class B, Class C and Class D shares issued by the National Portfolio are substantially similar in all respects to the Class A, Class B, Class C and Class D shares issued by each State Fund, except that (i) the shares of the National Portfolio are common stock in a series of a Maryland corporation and the shares of a State Fund are beneficial interests in a series of a Massachusetts business trust, (ii) the account maintenance fees for Class D shares of the National Portfolio are higher than the account maintenance fees for Class D shares of each State Fund and (iii) the distribution fees for Class B and Class C shares of the National Portfolio are higher than the distribution fees for Class B and Class C shares of each State Fund. For a complete discussion of the four classes of shares and the purchase and distribution procedures related thereto see “Your Account—Merrill Lynch Select Pricing SM System,” “Your Account—How to Buy, Sell, Transfer and Exchange Shares” and “Your Account—Participation in Fee Based Programs” in the Prospectus of each State Fund and “Your Account—Merrill Lynch Select Pricing SM System” and “Your Account—How to Buy, Sell, Transfer and Exchange Shares” in Municipal Bond Fund Prospectus.

Redemption of Shares

        The procedure for redeeming shares of the National Portfolio is the same as the procedure for redeeming shares of each State Fund. For purposes of computing any CDSC that may be payable upon disposition of shares of the National Portfolio acquired by the State Fund’s shareholders in a State Fund Acquisition, the holding period for the shares of each State Fund that are outstanding on the date of such State Fund Acquisition will be tacked onto the holding period of the shares of the National Portfolio that are distributed in such State Fund Acquisition. See “Your Account—Merrill Lynch Select Pricing SM System,” “Your Account—How to Buy, Sell, Transfer and Exchange Shares” and “Your Account—Participation in Fee Based Programs” in the Prospectus of each State Fund and “Your Account—Merrill Lynch Select Pricing SM System” and “Your Account—How to Buy, Sell, Transfer and Exchange Shares” in the Municipal Bond Fund Prospectus.

Performance

        General.    The following tables provide performance information for each class of shares of each State Fund and the National Portfolio, including and excluding maximum applicable sales charges, for the periods indicated. Past performance does not indicate future performance.

Arizona Fund
Average Annual Total Return*

	Class A Shares		Class B Shares		Class C Shares		Class D Shares
Period	With Sales Charge**	Without Sales Charge	With Sales Charge**	Without Sales Charge	With Sales Charge**	Without Sales Charge	With Sales Charge**	Without Sales Charge
Year Ended 06/30/01	4.81%	9.17%	4.62%	8.62%	7.52%	8.52%	4.71%	9.07%
Five Years Ended 06/30/01	4.66%	5.52%	4.99%	4.99%	4.88%	4.88%	4.56%	5.42%
Ten Years/Inception*** through 06/30/01	6.05%	6.51%	5.97%	5.97%	5.59%	5.59%	5.49%	6.14%

*	The Average Annual Total Return figures presented have been calculated based on actual sales charge and expense levels for the time periods indicated.
**
Assumes the maximum applicable sales charge. The maximum initial sales charge on Class A and Class D shares is 4.00%. The CDSC on Class B shares is 4.00% and is reduced to 0.00% after four years. The CDSC on Class C shares is 1.00% and is reduced to 0.00% after one year.

***	Class A and Class B shares commenced operations on November 29, 1991. Class C and Class D shares commenced operations on October 21, 1994.

Arizona Fund
Yield and Tax Equivalent Yield*

	Class A Shares		Class B Shares		Class C Shares		Class D Shares
Period	Yield	Tax Equivalent Yield**	Yield	Tax Equivalent Yield**	Yield	Tax Equivalent Yield**	Yield	Tax Equivalent Yield**
30 Days Ended 06/30/01	4.00%	5.56%	3.66%	5.09%	3.56%	4.95%	3.91%	5.42%

*	Assumes the maximum applicable sales charge currently in effect.
**
Assumes a Federal income tax rate of 28% but does not assume any exemption of dividend income from State Taxes. If the exemption of dividend income from State Taxes was taken into account, the tax-equivalent yield of the Arizona Fund would have been higher. Dividends received by shareholders of the Combined Fund will not be exempt from State Taxes.

Connecticut Fund
Average Annual Total Return*

	Class A Shares		Class B Shares		Class C Shares		Class D Shares
Period	With Sales Charge**	Without Sales Charge	With Sales Charge**	Without Sales Charge	With Sales Charge**	Without Sales Charge	With Sales Charge**	Without Sales Charge
Year Ended 06/30/01	4.81%	9.18%	4.63%	8.63%	7.63%	8.63%	4.71%	9.07%
Five Years Ended 06/30/01	4.85%	5.71%	5.18%	5.18%	5.08%	5.08%	4.75%	5.61%
Inception*** through 06/30/01	5.52%	6.13%	5.60%	5.60%	5.80%	5.80%	5.68%	6.32%

*
The Average Annual Total Return figures presented have been calculated based on actual sales charge and expense levels for the time periods indicated. FAM waived a portion of its advisory fee with respect to the Connecticut Fund. Without such waiver, the Connecticut Fund’s performance would have been lower.

**
Assumes the maximum applicable sales charge. The maximum initial sales charge on Class A and Class D shares is 4.00%. The CDSC on Class B shares is 4.00% and is reduced to 0.00% after four years. The CDSC on Class C shares is 1.00% and is reduced to 0.00% after one year.

***	Class A and Class B shares commenced operations on July 1, 1994. Class C and Class D shares commenced operations on October 21, 1994.

Connecticut Fund
Yield and Tax Equivalent Yield*

	Class A Shares		Class B Shares		Class C Shares		Class D Shares
Period	Yield	Tax Equivalent Yield**	Yield	Tax Equivalent Yield**	Yield	Tax Equivalent Yield**	Yield	Tax Equivalent Yield**
30 Days Ended 06/30/01	4.17%	5.79%	3.84%	5.33%	3.74%	5.19%	4.08%	5.66%

*	Assumes the maximum applicable sales charge currently in effect.
**
Assumes a Federal income tax rate of 28% but does not assume any exemption of dividend income from State Taxes. If the exemption of dividend income from State Taxes was taken into account, the tax-equivalent yield of the Connecticut Fund would have been higher. Dividends received by shareholders of the Combined Fund will not be exempt from State Taxes.

Maryland Fund
Average Annual Total Return*

	Class A Shares		Class B Shares		Class C Shares		Class D Shares
Period	With Sales Charge**	Without Sales Charge	With Sales Charge**	Without Sales Charge	With Sales Charge**	Without Sales Charge	With Sales Charge**	Without Sales Charge
Year Ended 06/30/01	5.36%	9.75%	5.20%	9.20%	7.97%	8.97%	5.25%	9.64%
Five Years Ended 06/30/01	5.32%	6.19%	5.65%	5.65%	5.52%	5.52%	5.22%	6.08%
Inception*** through 06/30/01	4.18%	4.73%	4.20%	4.20%	6.01%	6.01%	5.91%	6.56%

*
The Average Annual Total Return figures presented have been calculated based on actual sales charge and expense levels for the time periods indicated. FAM waived a portion of its advisory fee with respect to the Maryland Fund. Without such waiver, the Maryland Fund’s performance would have been lower.

**
Assumes the maximum applicable sales charge. The maximum initial sales charge on Class A and Class D shares is 4.00%. The CDSC on Class B shares is 4.00% and is reduced to 0.00% after four years. The CDSC on Class C shares is 1.00% and is reduced to 0.00% after one year.

***	Class A and Class B shares commenced operations on October 29, 1993. Class C and Class D shares commenced operations on October 21, 1994.

Maryland Fund
Yield and Tax Equivalent Yield*

	Class A Shares		Class B Shares		Class C Shares		Class D Shares
Period	Yield	Tax Equivalent Yield**	Yield	Tax Equivalent Yield**	Yield	Tax Equivalent Yield**	Yield	Tax Equivalent Yield**
30 Days Ended 06/30/01	3.62%	5.03%	3.26%	4.53%	3.16%	4.39%	3.52%	4.89%

*	Assumes the maximum applicable sales charge currently in effect.
**
Assumes a Federal income tax rate of 28% but does not assume any exemption of dividend income from State Taxes. If the exemption of dividend income from State Taxes was taken into account, the tax-equivalent yield of the Maryland Fund would have been higher. Dividends received by shareholders of the Combined Fund will not be exempt from State Taxes.

Massachusetts Fund
Average Annual Total Return*

	Class A Shares		Class B Shares		Class C Shares		Class D Shares
Period	With Sales Charge**	Without Sales Charge	With Sales Charge**	Without Sales Charge	With Sales Charge**	Without Sales Charge	With Sales Charge**	Without Sales Charge
Year Ended 06/30/01	5.69%	10.09%	5.54%	9.54%	8.43%	9.43%	5.58%	9.98%
Five Years Ended 06/30/01	4.41%	5.27%	4.74%	4.74%	4.63%	4.63%	4.31%	5.16%
Ten Years/Inception*** through 06/30/01	5.73%	6.20%	5.66%	5.66%	5.40%	5.40%	5.31%	5.95%

*	The Average Annual Total Return figures presented have been calculated based on actual sales charge and expense levels for the time periods indicated.
**
Assumes the maximum applicable sales charge. The maximum initial sales charge on Class A and Class D shares is 4.00%. The CDSC on Class B shares is 4.00% and is reduced to 0.00% after four years. The CDSC on Class C shares is 1.00% and is reduced to 0.00% after one year.

***	Class A and Class B shares commenced operations on February 28, 1992. Class C and Class D shares commenced operations on October 21, 1994.

Massachusetts Fund
Yield and Tax Equivalent Yield*

	Class A Shares		Class B Shares		Class C Shares		Class D Shares
Period	Yield	Tax Equivalent Yield**	Yield	Tax Equivalent Yield**	Yield	Tax Equivalent Yield**	Yield	Tax Equivalent Yield**
30 Days Ended 06/30/01	4.02%	5.59%	3.68%	5.11%	3.58%	4.98%	3.93%	5.45%

*	Assumes the maximum applicable sales charge currently in effect.
**
Assumes a Federal income tax rate of 28% but does not assume any exemption of dividend income from State Taxes. If the exemption of dividend income from State Taxes was taken into account, the tax-equivalent yield of the Massachusetts Fund would have been higher. Dividends received by shareholders of the Combined Fund will not be exempt from State Taxes.

Michigan Fund
Average Annual Total Return*

	Class A Shares		Class B Shares		Class C Shares		Class D Shares
Period	With Sales Charge**	Without Sales Charge	With Sales Charge**	Without Sales Charge	With Sales Charge**	Without Sales Charge	With Sales Charge**	Without Sales Charge
Year Ended 06/30/01	5.29%	9.68%	5.13%	9.13%	8.02%	9.02%	5.19%	9.58%
Five Years Ended 06/30/01	4.18%	5.03%	4.50%	4.50%	4.39%	4.39%	4.07%	4.93%
Ten Years/Inception*** through 06/30/01	4.59%	5.10%	4.57%	4.57%	5.21%	5.21%	5.10%	5.74%

*	The Average Annual Total Return figures presented have been calculated based on actual sales charge and expense levels for the time periods indicated.
**
Assumes the maximum applicable sales charge. The maximum initial sales charge on Class A and Class D shares is 4.00%. The CDSC on Class B shares is 4.00% and is reduced to 0.00% after four years. The CDSC on Class C shares is 1.00% and is reduced to 0.00% after one year.

***	Class A and Class B shares commenced operations on January 29, 1993. Class C and Class D shares commenced operations on October 21, 1994.

Michigan Fund
Yield and Tax Equivalent Yield*

	Class A Shares		Class B Shares		Class C Shares		Class D Shares
Period	Yield	Tax Equivalent Yield**	Yield	Tax Equivalent Yield**	Yield	Tax Equivalent Yield**	Yield	Tax Equivalent Yield**
30 Days Ended 06/30/01	3.96%	5.50%	3.62%	5.02%	3.52%	4.89%	3.87%	5.37%

*	Assumes the maximum applicable sales charge currently in effect.
**
Assumes a Federal income tax rate of 28% but does not assume any exemption of dividend income from State Taxes. If the exemption of dividend income from State Taxes was taken into account, the tax-equivalent yield of the Michigan Fund would have been higher. Dividends received by shareholders of the Combined Fund will not be exempt from State Taxes.

Minnesota Fund
Average Annual Total Return*

	Class A Shares		Class B Shares		Class C Shares		Class D Shares
Period	With Sales Charge**	Without Sales Charge	With Sales Charge**	Without Sales Charge	With Sales Charge**	Without Sales Charge	With Sales Charge**	Without Sales Charge
Year Ended 06/30/01	4.55%	8.91%	4.46%	8.46%	7.35%	8.35%	4.44%	8.79%
Five Years Ended 06/30/01	5.00%	5.86%	5.34%	5.34%	5.24%	5.24%	4.89%	5.75%
Ten Years/Inception*** through 06/30/01	5.73%	6.20%	5.67%	5.67%	5.53%	5.53%	5.42%	6.07%

*	The Average Annual Total Return figures presented have been calculated based on actual sales charge and expense levels for the time periods indicated.
**
Assumes the maximum applicable sales charge. The maximum initial sales charge on Class A and Class D shares is 4.00%. The CDSC on Class B shares is 4.00% and is reduced to 0.00% after four years. The CDSC on Class C shares is 1.00% and is reduced to 0.00% after one year.

***	Class A and Class B shares commenced operations on March 27, 1992. Class C and Class D shares commenced operations on October 21, 1994.

Minnesota Fund
Yield and Tax Equivalent Yield*

	Class A Shares		Class B Shares		Class C Shares		Class D Shares
Period	Yield	Tax Equivalent Yield**	Yield	Tax Equivalent Yield**	Yield	Tax Equivalent Yield**	Yield	Tax Equivalent Yield**
30 Days Ended 06/30/01	3.96%	5.50%	3.62%	5.02%	3.52%	4.88%	3.87%	5.37%

*	Assumes the maximum applicable sales charge currently in effect.
**
Assumes a Federal income tax rate of 28% but does not assume any exemption of dividend income from State Taxes. If the exemption of dividend income from State Taxes was taken into account, the tax-equivalent yield of the Minnesota Fund would have been higher. Dividends received by shareholders of the Combined Fund will not be exempt from State Taxes.

North Carolina Fund
Average Annual Total Return*

	Class A Shares		Class B Shares		Class C Shares		Class D Shares
Period	With Sales Charge**	Without Sales Charge	With Sales Charge**	Without Sales Charge	With Sales Charge**	Without Sales Charge	With Sales Charge**	Without Sales Charge
Year Ended 06/30/01	4.88%	9.25%	4.70%	8.70%	7.59%	8.59%	4.78%	9.14%
Five Years Ended 06/30/01	4.84%	5.70%	5.16%	5.16%	5.06%	5.06%	4.73%	5.59%
Ten Years/Inception*** through 06/30/01	5.47%	5.96%	5.42%	5.42%	5.74%	5.74%	5.63%	6.27%

*	The Average Annual Total Return figures presented have been calculated based on actual sales charge and expense levels for the time periods indicated.
**
Assumes the maximum applicable sales charge. The maximum initial sales charge on Class A and Class D shares is 4.00%. The CDSC on Class B shares is 4.00% and is reduced to 0.00% after four years. The CDSC on Class C shares is 1.00% and is reduced to 0.00% after one year.

***	Class A and Class B shares commenced operations on September 25, 1992. Class C and Class D shares commenced operations on October 21, 1994.

North Carolina Fund
Yield and Tax Equivalent Yield*

	Class A Shares		Class B Shares		Class C Shares		Class D Shares
Period	Yield	Tax Equivalent Yield**	Yield	Tax Equivalent Yield**	Yield	Tax Equivalent Yield**	Yield	Tax Equivalent Yield**
30 Days Ended 06/30/01	3.47%	4.81%	3.10%	4.31%	3.00%	4.17%	3.37%	4.68%

*	Assumes the maximum applicable sales charge currently in effect.
**
Assumes a Federal income tax rate of 28% but does not assume any exemption of dividend income from State Taxes. If the exemption of dividend income from State Taxes was taken into account, the tax-equivalent yield of the North Carolina Fund would have been higher. Dividends received by shareholders of the Combined Fund will not be exempt from State Taxes.

Ohio Fund
Average Annual Total Return*

	Class A Shares		Class B Shares		Class C Shares		Class D Shares
Period	With Sales Charge**	Without Sales Charge	With Sales Charge**	Without Sales Charge	With Sales Charge**	Without Sales Charge	With Sales Charge**	Without Sales Charge
Year Ended 06/30/01	2.95%	7.24%	2.70%	6.70%	5.59%	6.59%	2.95%	7.24%
Five Years Ended 06/30/01	4.10%	4.95%	4.42%	4.42%	4.32%	4.32%	4.02%	4.87%
Ten Years/Inception*** through 06/30/01	5.53%	6.00%	5.46%	5.46%	5.23%	5.23%	5.12%	5.77%

*	The Average Annual Total Return figures presented have been calculated based on actual sales charge and expense levels for the time periods indicated.
**
Assumes the maximum applicable sales charge. The maximum initial sales charge on Class A and Class D shares is 4.00%. The CDSC on Class B shares is 4.00% and is reduced to 0.00% after four years. The CDSC on Class C shares is 1.00% and is reduced to 0.00% after one year.

***	Class A and Class B shares commenced operations on February 28, 1992. Class C and Class D shares commenced operations on October 21, 1994.

Ohio Fund
Yield and Tax Equivalent Yield*

	Class A Shares		Class B Shares		Class C Shares		Class D Shares
Period	Yield	Tax Equivalent Yield**	Yield	Tax Equivalent Yield**	Yield	Tax Equivalent Yield**	Yield	Tax Equivalent Yield**
30 Days Ended 06/30/01	3.65%	5.07%	3.30%	4.58%	3.20%	4.44%	3.56%	4.94%

*	Assumes the maximum applicable sales charge currently in effect.
**
Assumes a Federal income tax rate of 28% but does not assume any exemption of dividend income from State Taxes. If the exemption of dividend income from State Taxes was taken into account, the tax-equivalent yield of the Ohio Fund would have been higher. Dividends received by shareholders of the Combined Fund will not be exempt from State Taxes.

Texas Fund
Average Annual Total Return*

	Class A Shares		Class B Shares		Class C Shares		Class D Shares
Period	With Sales Charge**	Without Sales Charge	With Sales Charge**	Without Sales Charge	With Sales Charge**	Without Sales Charge	With Sales Charge**	Without Sales Charge
Year Ended 06/30/01	5.34%	9.73%	5.18%	9.18%	8.06%	9.06%	5.13%	9.51%
Five Years Ended 06/30/01	4.07%	4.93%	4.40%	4.40%	4.28%	4.28%	3.95%	4.80%
Ten Years/Inception*** through 06/30/01	5.84%	6.28%	5.74%	5.74%	5.00%	5.00%	4.91%	5.55%

*	The Average Annual Total Return figures presented have been calculated based on actual sales charge and expense levels for the time periods indicated.
**
Assumes the maximum applicable sales charge. The maximum initial sales charge on Class A and Class D shares is 4.00%. The CDSC on Class B shares is 4.00% and is reduced to 0.00% after four years. The CDSC on Class C shares is 1.00% and is reduced to 0.00% after one year.

***	Class A and Class B shares commenced operations on August 30, 1991. Class C and Class D shares commenced operations on October 21, 1994.

Texas Fund
Yield and Tax Equivalent Yield*

	Class A Shares		Class B Shares		Class C Shares		Class D Shares
Period	Yield	Tax Equivalent Yield**	Yield	Tax Equivalent Yield**	Yield	Tax Equivalent Yield**	Yield	Tax Equivalent Yield**
30 Days Ended 06/30/01	4.13%	5.74%	3.79%	5.27%	3.69%	5.12%	4.04%	5.61%

*	Assumes the maximum applicable sales charge currently in effect.
**	Assumes a Federal income tax rate of 28%.

National Portfolio
Average Annual Total Return*

	Class A Shares		Class B Shares		Class C Shares		Class D Shares
Period	With Sales Charge**	Without Sales Charge	With Sales Charge**	Without Sales Charge	With Sales Charge**	Without Sales Charge	With Sales Charge**	Without Sales Charge
Year Ended 06/30/01	5.91%	10.32%	5.49%	9.49%	8.33%	9.33%	5.64%	10.04%
Five Years Ended 06/30/01	4.94%	5.80%	5.00%	5.00%	4.95%	4.95%	4.67%	5.53%
Ten Years/Inception*** through 06/30/01	6.37%	6.81%	6.01%	6.01%	5.79%	5.79%	5.75%	6.39%

*	The Average Annual Total Return figures presented have been calculated based on actual sales charge and expense levels for the time periods indicated.
**
Assumes the maximum applicable sales charge. The maximum initial sales charge on Class A and Class D shares is 4.00%. The CDSC on Class B shares is 4.00% and is reduced to 0.00% after four years. The CDSC on Class C shares is 1.00% and is reduced to 0.00% after one year.

***	Class A shares commenced operations on November 2, 1979. Class B shares commenced operations on October 21, 1988. Class C and Class D shares commenced operations on October 21, 1994.

National Portfolio
Yield and Tax Equivalent Yield*

	Class A Shares		Class B Shares		Class C Shares		Class D Shares
Period	Yield	Tax Equivalent Yield**	Yield	Tax Equivalent Yield**	Yield	Tax Equivalent Yield**	Yield	Tax Equivalent Yield**
30 Days Ended 06/30/01	4.62%	6.42%	4.05%	5.63%	4.00%	5.56%	4.38%	6.08%

*	Assumes the maximum applicable sales charge currently in effect.
**	Assumes a Federal income tax rate of 28%.

Code of Ethics

        The Board of each of Municipal Bond Fund and Municipal Series Trust has approved the same Code of Ethics under Rule 17j-1 of the Investment Company Act, which covers the Funds, FAM, and FAMD. The Code of Ethics establishes procedures for personal investing and restricts certain transactions. Employees subject to the Code of Ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by the respective Fund.

Shareholder Rights

        Voting rights for Board Members are not cumulative. Shares of the National Portfolio to be issued to a State Fund in a State Fund Acquisition and thereafter distributed to the shareholders of such State Fund will be fully paid and non assessable, will have no preemptive rights and will have the conversion rights described in this Prospectus and Proxy Statement and in the Municipal Bond Fund Prospectus. Each share of the National Portfolio is entitled to participate equally in dividends declared with respect to the National Portfolio and in the net assets of the National Portfolio on liquidation or dissolution after satisfaction of outstanding liabilities, except that Class B, Class C, and Class D shares bear certain additional expenses. The account maintenance fees for Class D shares of the National Portfolio are higher than the account maintenance fees for Class D shares of each State Fund and the distribution fees for Class B and Class C shares of the National Portfolio are higher than the distribution fees for Class B and Class C shares of each State Fund. Rights attributable to shares of each State Fund are identical to those described above.

Dividends

        The current policy of each State Fund with respect to dividends is substantially similar to the current dividend policy of the National Portfolio. It is the intention of each Fund to distribute net investment income, if any, monthly. In addition, each Fund declares and distributes all net realized capital gains, if any, to shareholders at least annually. Capital gains distributions will be automatically reinvested in shares unless the shareholder elects to receive such distributions in cash.

Automatic Dividend Reinvestment Plan

        Each Fund offers its shareholders an Automatic Dividend Reinvestment Plan (each, a “Plan” and collectively, the “Plans”) with the same terms. Pursuant to the Plans, dividends will be automatically reinvested, without a sales charge, in additional full and fractional shares of the relevant Fund unless a shareholder has elected to receive such dividends in cash. For further information about the Plans, see “Shareholder Services—Automatic Reinvestment of Dividends” in the Municipal Bond Fund Statement.

        After a State Fund Acquisition, prior shareholders of the applicable State Fund who elected to receive dividends in cash will continue to receive dividends in cash from the Combined Fund; all other shareholders of the applicable State Fund will have their dividends automatically reinvested in shares of the Combined Fund. However, if a shareholder owns shares of any State Fund and the National Portfolio, after the applicable State Fund Acquisition, the shareholder’s election with respect to the dividends of the National Portfolio will control unless the shareholder specifically elects a different option at that time.

Tax Information

        The tax consequences associated with an investment in shares of a State Fund are substantially similar to the tax consequences associated with an investment in shares of the National Portfolio, except that dividends received by shareholders of the Combined Fund will not be exempt from State Taxes. See “Your Account—Dividends and Taxes” in the Municipal Bond Fund Prospectus.

Portfolio Transactions

        The procedures for engaging in portfolio transactions are generally the same for each State Fund and Municipal Bond Fund. For a discussion of these procedures, see “Portfolio Transactions and Brokerage Commissions” in the Municipal Bond Fund Statement.

Portfolio Turnover

        Generally, none of the Funds purchases securities for short term trading profits. However, each Fund may dispose of securities without regard to the time that they have been held when such action, for defensive or other reasons, appears advisable to FAM. Neither Fund has any limit on its rate of portfolio turnover. A high portfolio turnover may result in negative tax consequences, such as an increase in capital gain dividends or in ordinary income dividends of accrued market discount. High portfolio turnover also may involve correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions that are borne directly by the Funds. The following table illustrates the portfolio turnover rates for each Fund for the last two fiscal years:

Fund	Portfolio Turnover Rate for Fiscal Year End 2000*	Portfolio Turnover Rate for Fiscal Year End 2001*
Arizona Fund	41.15%	41.00%
Connecticut Fund	85.68%	57.42%
Maryland Fund	35.57%	37.69%
Massachusetts Fund	25.66%	32.60%
Michigan Fund	85.25%	59.61%
Minnesota Fund	43.42%	45.63%
North Carolina Fund	58.02%	28.58%
Ohio Fund	57.46%	38.01%
Texas Fund	97.91%	26.93%
National Portfolio	108.43%	80.88%

*	The fiscal year end for each State Fund is July 31 and the fiscal year end for the National Portfolio is June 30.

Additional Information

        Net Asset Value.    The State Funds and the National Portfolio determine net asset value of each class of their shares once daily as of the close of business on the NYSE on each day the NYSE is open for trading based on prices at the time of closing. The NYSE generally closes at 4:00 p.m., Eastern time. Net asset value is computed by dividing the market value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time. For a discussion of these procedures, see “Determination of Net Asset Value” in the Municipal Bond Fund Statement.

        Shareholder Services.    Municipal Bond Fund offers a number of shareholder services and investment plans designed to facilitate investment in shares of Municipal Bond Fund. For a description of these services, see “Shareholder Services” in the Municipal Bond Fund Statement.

        Custodian.    State Street Bank and Trust Company (“State Street”) acts as custodian of each State Fund. The principal business address of State Street in such capacity is P.O. Box 351, Boston, Massachusetts 02101. The Bank of New York acts as custodian of Municipal Bond Fund. The principal business address of The Bank of New York in such capacity is 100 Church Street, New York, New York 10007. It is presently anticipated that The Bank of New York will serve as the custodian of the Combined Fund.

        Accounting Services.    Both Municipal Series Trust, on behalf of each State Fund, and Municipal Bond Fund on behalf of its three Portfolios, have entered into an agreement with State Street effective January 1, 2001, pursuant to which State Street provides certain accounting services to each Fund. Each State Fund and Municipal Bond Fund pays a fee for these services. Prior to January 1, 2001, FAM provided accounting services to each Fund and was reimbursed by each State Fund and Municipal Bond Fund at its cost in connection with such services. FAM continues to provide certain accounting services to each Fund and each State Fund and Municipal Bond Fund reimburses FAM for these services.

        The tables below show the amounts paid by each State Fund and Municipal Bond Fund to State Street and to FAM for the periods indicated:

Fees for Accounting Services
	Fiscal Year End 2001*		Fiscal Year End 2000*		Fiscal Year End 1999*
	Paid to State Street**	Paid to FAM	Paid to State Street	Paid to FAM	Paid to State Street	Paid to FAM
Arizona Fund	$ 40,790	$ 28,351	N/A	$ 26,186	N/A	$ 56,198
Connecticut Fund	$ 38,425	$ 22,890	N/A	$ 60,072	N/A	$ 43,334
Maryland Fund	$ 31,311	$ 6,025	N/A	$ 43,512	N/A	$ 45,934
Massachusetts Fund	$ 27,015	$ 17,561	N/A	$ 67,762	N/A	$ 53,354
Michigan Fund	$ 36,017	$ 31,006	N/A	$ 17,838	N/A	$ 84,307
Minnesota Fund	$ 22,234	$ 4,768	N/A	$ 48,518	N/A	$ 56,907
North Carolina Fund	$ 29,040	$ 20,010	N/A	$ 53,762	N/A	$ 64,647
Ohio Fund	$ 39,277	$ 31,064	N/A	$ 48,681	N/A	$ 56,012
Texas Fund	$ 30,476	$ 14,697	N/A	$ 47,047	N/A	$ 62,699

Municipal Bond Fund***	$362,706	$265,020	N/A	$416,856	N/A	$429,103

*	The fiscal year end for each State Fund is July 31 and the fiscal year end for the National Portfolio is June 30.
**	Represents payments pursuant to the agreement with State Street commencing January 1, 2001.
***	Represents payments made on behalf of all three Portfolios of Municipal Bond Fund.

        Transfer Agent, Dividend Disbursing Agent and Shareholder Servicing Agent.    Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, an affiliate of FAM, serves as the transfer agent, dividend disbursing agent and shareholder servicing agent with respect to each Fund (the “Transfer Agent”), at the same fee schedule, pursuant to separate agreements with each of the Funds. Each Fund currently pays between $16.00 and $20.00 for each Class A or Class D shareholder account and between $19.00 and $23.00 for each Class B or Class C shareholder account, depending on the level of service required. Each also reimburses the Transfer Agent’s reasonable out-of-pocket expenses and pays a fee of 0.10% of account assets for certain accounts that participate in the Merrill Lynch Mutual Fund Advisor (Merrill Lynch MFSA SM ) Program. The following table sets forth the transfer agent fees paid by each Fund for the last three fiscal years:

Transfer Agent Fees†
Fund	Fiscal Year End 1999*	Fiscal Year End 2000*	Fiscal Year End 2001*
Arizona Fund	$ 30,195	$ 14,967	$ 24,036
Connecticut Fund	$ 19,350	$ 17,749	$ 20,612
Maryland Fund	$ 16,671	$ 14,656	$ 17,853
Massachusetts Fund	$ 27,039	$ 24,382	$ 25,348
Michigan Fund	$ 38,662	$ 28,041	$ 29,462
Minnesota Fund	$ 23,491	$ 17,689	$ 22,814
North Carolina Fund	$ 24,602	$ 20,821	$ 22,575
Ohio Fund	$ 39,654	$ 24,989	$ 31,100
Texas Fund	$ 24,812	$ 22,316	$ 22,279
National Portfolio	$599,800	$456,342	$445,860

†
For the fiscal year ends 1999, 2000, and 2001, each Fund generally paid fees to the Transfer Agent at lower rates than the ones currently in effect. If the current rates were in effect for the fiscal year ends 1999, 2000, and 2001, the fees paid by each Fund to the Transfer Agent may have been higher.

*	The fiscal year end for each State Fund is July 31 and the fiscal year end for the National Portfolio is June 30.

        Shares of Beneficial Interest/Capital Stock.    Municipal Bond Fund is authorized to issue 3,850,000,000 shares of common stock, par value $.10 per share, of which the National Portfolio is authorized to issue 1,500,000,000 shares divided into four classes, designated Class A, Class B, Class C, and Class D Common
Stock. Each of Class A, Class B, Class C, and Class D of the National Portfolio is authorized to issue up to 375,000,000 shares. Each outstanding share of the National Portfolio is fully paid and non-assessable and has full voting rights. Municipal Series Trust is authorized to issue an unlimited number of shares of beneficial interest, par value $.10 per share, which have been divided into thirteen series, and further divided into four classes, designated Class A, Class B, Class C and Class D shares; each outstanding share is fully paid and nonassessable, except that shareholders of each State Fund may under certain circumstances be held personally liable for the obligations of Municipal Series Trust, and has full voting rights. The Class A, Class B, Class C, and Class D shares issued by the National Portfolio are substantially similar to the Class A, Class B, Class C, and Class D shares issued by each State Fund, except that (i) the shares of the National Portfolio are common stock in a series of a Maryland corporation and the shares of a State Fund are beneficial interests in a series of a Massachusetts business trust, (ii) the account maintenance fees for Class D shares of the National Portfolio are higher than the account maintenance fees for Class D shares of each State Fund and (iii) the distribution fees for Class B and Class C shares of the National Portfolio are higher than the distribution fees for Class B and Class C shares of each State Fund. See “Summary—Fee Tables.”

        Shareholder Inquiries.    Shareholder inquiries with respect to each State Fund and the National Portfolio may be addressed to the respective Fund by telephone at (609) 282-2800 or at the address set forth on the cover page of this Proxy Statement and Prospectus.

THE REORGANIZATION

General

        Under the Agreement and Plan (attached hereto as Exhibit I), the National Portfolio will acquire substantially all of the assets, and will assume substantially all of the liabilities, of each State Fund, and will simultaneously distribute to each State Fund shares of common stock of the National Portfolio. Such shares will then be distributed on a proportionate basis to the shareholders of the applicable State Fund in liquidation of such Fund.

        Generally, the assets transferred by each State Fund to the National Portfolio will equal all investments of such State Fund held in its portfolio as of the applicable Valuation Time (as defined below) and all other assets of such State Fund as of such time.

        Each State Fund will distribute shares of the National Portfolio received by it pro rata to its shareholders in return for such shareholders’ proportionate interest in such State Fund. The shares of the National Portfolio received by the shareholders of a State Fund will be of the same class and have the same aggregate net asset value as each such shareholder’s interest in the respective State Fund as of the applicable Valuation Time. (See “Terms of the Agreement and Plan of Reorganization—Valuation of Assets and Liabilities” for information concerning the calculation of net asset value.) Such distribution of the shares of the National Portfolio will be accomplished by opening new accounts on the books of Municipal Bond Fund in the names of the shareholders of each State Fund, including shareholders holding shares of a State Fund in certificate form, and transferring to those shareholders’ accounts the shares of common stock of the National Portfolio representing such shareholders’ interest previously credited to the account of the respective State Fund. Shareholders holding shares of a State Fund in certificate form may receive certificates representing the shares of the National Portfolio credited to their account in respect of such shares of a State Fund by sending the certificates to the Transfer Agent accompanied by a written request for such exchange.

        Since the shares of the National Portfolio will be issued at net asset value, and the shares of each State Fund will be valued at net asset value, the holders of shares of each State Fund will not be diluted as a result of any State Fund Acquisition. However, a shareholder of a State Fund will hold a lower ownership percentage in the Combined Fund after a State Fund Acquisition than such shareholder currently holds in the applicable State Fund.

        Under the Agreement and Plan, the failure of the shareholders of any State Fund to approve the Agreement and Plan as described herein will not affect the ability of any other State Fund to proceed with the Reorganization. The consummation of any State Fund Acquisition is not contingent upon the consummation of any other State Fund Acquisition.

Procedure

        On December 14, 2001, the Board of Municipal Series Trust, including all of the Board Members who are not “interested persons” of Municipal Series Trust as defined by the Investment Company Act, unanimously approved the Agreement and Plan and the submission of the Agreement and Plan to the shareholders of each State Fund for their approval. The Board of Municipal Bond Fund, including all of the Board Members who are not “interested persons” of Municipal Bond Fund as defined by the Investment Company Act, unanimously approved the Agreement and Plan on November 29, 2001.

        If the shareholders of a State Fund approve the Agreement and Plan at the applicable Meeting, all required regulatory approvals are obtained and certain other conditions are either met or waived, it is presently anticipated that the applicable State Fund Acquisition will take place as soon as practicable after such shareholder approval.

        The Board of Municipal Series Trust recommends that the shareholders of each State Fund vote FOR approval of the Agreement and Plan.

Terms of the Agreement and Plan of Reorganization

        The following is a summary of the significant terms of the Agreement and Plan of Reorganization. This summary is qualified in its entirety by reference to the Agreement and Plan of Reorganization, a copy of which is attached hereto as Exhibit I.

        Valuation of Assets and Liabilities.    The assets of a State Fund and the assets of the National Portfolio will be valued as of the close of business on the NYSE on the business day prior to the date on which the applicable State Fund Acquisition takes place (each a “Valuation Time” and collectively, the “Valuation Times”). The assets of each State Fund and the assets of the National Portfolio will be valued according to the procedures set forth under “Determination of Net Asset Value” in the Municipal Bond Fund Statement. These procedures are identical to those used by Municipal Series Trust to value the assets of each State Fund. Purchase orders for shares of a State Fund that have not been confirmed as of the applicable Valuation Time will be treated as assets of such State Fund for purposes of the applicable State Fund Acquisition; redemption requests with respect to shares of a State Fund which have not settled as of the applicable Valuation Time will be treated as liabilities of such State Fund for purposes of the applicable State Fund Acquisition.

        Distribution of Shares of the National Portfolio.    On the business day on which the applicable State Fund Acquisition takes place (each a “Closing Date” and collectively, the “Closing Dates”), Municipal Bond Fund will issue to the State Fund a number of shares of the National Portfolio with an aggregate net asset value equal to the value of the assets of such State Fund acquired by the National Portfolio, reduced by the amount of liabilities of such State Fund assumed by the National Portfolio. As soon as practicable after the applicable Closing Date, a State Fund will distribute the shares of the National Portfolio received by it pro rata to its shareholders in proportion to such shareholders’ interest in that State Fund. The shares of the National Portfolio received by the shareholders of a State Fund will be of the same class and have the same aggregate net asset value as the shares of that State Fund held by such shareholder as of the applicable Valuation Time.

        Expenses.    The expenses of a State Fund Acquisition that are directly attributable to a State Fund and the conduct of its business will be deducted from its assets as of the applicable Valuation Time. These expenses are expected to include, among other things, the expenses incurred in preparing, printing and mailing the proxy materials to be used in connection with the applicable Meeting, the expenses related to the solicitation of proxies to be voted at the applicable Meeting, and the expenses of printing the N-14 Registration Statement. The expenses of a State Fund Acquisition that are directly attributable to Municipal Bond Fund and the conduct of its business will be deducted from the assets of the National Portfolio as of the applicable Valuation Time. These expenses are expected to include the costs of printing sufficient copies of the Municipal Bond Fund Prospectus and the most recent annual report of Municipal Bond Fund to accompany this Proxy Statement and Prospectus. Certain additional expenses of a State Fund Acquisition or the Reorganization, including expenses incurred in connection with obtaining an opinion of counsel with respect to the tax consequences of any State Fund Acquisition or the Reorganization, the preparation of the Agreement and Plan, legal fees, transfer agent fees and audit fees, will be borne equally by each Fund. The aggregate expenses of the Reorganization attributable to Municipal Bond Fund are currently estimated to be $50,608. The aggregate expenses of the Reorganization attributable to each State Fund are estimated below:

State Fund	Estimated Aggregate Expenses
Arizona Fund	$48,019
Connecticut Fund	47,150
Maryland Fund	44,750
Massachusetts Fund	49,268
Michigan Fund	52,489
Minnesota Fund	47,603
North Carolina Fund	47,444
Ohio Fund	53,370
Texas Fund	46,329

        Required Approvals.    Consummation of each State Fund Acquisition requires, among other things, (i) the affirmative vote of the shareholders of each State Fund, voting together as a single class, representing two-thirds of the outstanding shares entitled to be voted thereon, and (ii) the affirmative vote of Class B, Class C, and Class D shareholders of each State Fund, each voting separately as a single class, representing two-thirds of the outstanding Class B, Class C, and Class D shares entitled to be voted thereon. Under the Agreement and Plan, the failure of any State Fund’s shareholders to approve the Agreement and Plan will not affect the ability of the other State Funds to proceed with their State Fund Acquisition. The Board may amend the Agreement and Plan to change the terms of a State Fund Acquisition at any time prior to the approval thereof by the shareholders of the applicable State Fund. The consummation of each State Fund Acquisition is also conditioned upon the receipt of certain regulatory approvals as well as an opinion of counsel relating to the tax-free treatment of the transaction.

        Termination of the State Funds.    After a State Fund Acquisition, the Board of Municipal Series Trust will take action to: (a) terminate such State Fund as a separate series of Municipal Series Trust in accordance with the Charter of Municipal Series Trust, and (b) terminate such State Fund’s registration under the Securities Act.

        Amendments and Conditions.    The Agreement and Plan may be amended with respect to a State Fund Acquisition at any time prior to the applicable Closing Date with respect to any of the terms therein. The obligations of Municipal Series Trust and Municipal Bond Fund pursuant to the Agreement and Plan are subject to various conditions, including a registration statement on Form N-14 becoming effective, approval of each State Fund Acquisition by shareholders of the applicable State Fund as described herein, an opinion of counsel being received as to tax matters, an opinion of counsel being received as to securities matters and the continuing accuracy of various representations and warranties of Municipal Series Trust and Municipal Bond Fund being confirmed by the respective parties. The Board may amend the Agreement and Plan to change the terms of a State Fund Acquisition at any time prior to the approval thereof by the shareholders of the applicable State Fund.

        Termination, Postponement and Waivers.    The Agreement and Plan may be terminated, and any State Fund Acquisition abandoned at any time, whether before or after adoption thereof by the shareholders of the applicable State Fund, prior to the applicable Closing Date, or the Closing Dates may be postponed (i) by mutual consent of the Board of Municipal Series Trust and the Board of Municipal Bond Fund; (ii) by the Board of Municipal Series Trust if any condition of the obligations of Municipal Series Trust has not been fulfilled or waived by such Board; or (iii) by the Board of Municipal Bond Fund if any condition of the obligations of Municipal Bond Fund has not been fulfilled or waived by such Board.

Potential Benefits to Shareholders of each Fund as a Result of a State Fund Acquisition or the Reorganization

        FAM and the Board of Municipal Series Trust have determined that the shareholders of each Fund are likely to benefit from the Reorganization. First, following the applicable State Fund Acquisition, shareholders of each State Fund will remain invested in an open-end fund that seeks to provide income exempt from Federal income taxes. In addition, shareholders of each Fund are likely to experience certain additional benefits as a result of the Reorganization, including lower expenses per share, economies of scale, greater investment diversification and greater flexibility in portfolio management. See “Comparison of the Funds—Redemption of Shares” and “—Additional Information—Shareholder Services.”

        Specifically, after a State Fund Acquisition or the Reorganization, on a pro forma basis, it is expected that the investment advisory fee rate for the Combined Fund will be lower than the investment advisory fee rate for each State Fund. After a State Fund Acquisition or the Reorganization, the total operating expense ratio of the Combined Fund, as a percentage of its net assets, is also expected to be lower than the current total operating expense ratio for each State Fund (including any voluntary waiver of investment advisory fees due from the Connecticut Fund or the Maryland Fund). In the past, FAM voluntarily waived a portion of the investment advisory fees payable by the Connecticut Fund and the Maryland Fund; however, FAM is not obligated to waive its fees and may reduce or discontinue such waivers at any time without notice. Also, after the Reorganization, the total operating expense ratio of the Combined Fund, as a percentage of its net assets, is expected to be lower than the current total operating expense ratio of the National Portfolio. These lower total operating expense ratios are expected to be achieved because certain fixed costs, such as costs of printing shareholder reports and proxy statements, legal expenses, audit fees, registration fees, mailing costs and other expenses, would be spread across the larger asset base of the Combined Fund. In addition, since each State Fund invests primarily in State Municipal Bonds of its applicable State, and the National Portfolio may invest in Municipal Bonds of any State, shareholders of each State Fund will experience greater investment diversification as a result of the applicable State Fund Acquisition. FAM expects that the benefits from a State Fund Acquisition or the Reorganization to shareholders of each State Fund will more than offset: (a) the higher account maintenance fees for Class D shares of the National Portfolio, (b) the higher distribution fees for Class B and Class C shares of the National Portfolio, and (c) any tax benefits lost because such shareholders will no longer own shares in a single-state, tax-exempt fund.

        To illustrate the potential economies of scale, the tables below show the total operating expense ratio for each class of shares for each State Fund and the National Portfolio as of June 30, 2001 and, assuming each State Fund Acquisition and the Reorganization had taken place on June 30, 2001, the estimated pro forma total operating expense ratio for each class of shares of the Combined Fund (in each case, including class specific distribution fees and account maintenance fees with respect to all Funds and without giving effect to the waiver of a portion of the investment advisory fees due from the Connecticut Fund and the Maryland Fund).

Total Operating Expense Ratios

Fund	Class A	Class B	Class C	Class D
Arizona Fund	1.00%	1.51%	1.61%	1.10%
Connecticut Fund*	0.97%	1.48%	1.57%	1.07%
Maryland Fund*	1.36%	1.87%	1.97%	1.47%
Massachusetts Fund	1.02%	1.53%	1.63%	1.13%
Michigan Fund	1.04%	1.55%	1.65%	1.14%
Minnesota Fund	1.03%	1.53%	1.64%	1.13%
North Carolina Fund	1.11%	1.63%	1.73%	1.24%
Ohio Fund	1.03%	1.54%	1.65%	1.13%
Texas Fund	1.13%	1.64%	1.75%	1.25%

National Portfolio	0.58%	1.34%	1.39%	0.83%

*
In the past, FAM voluntarily waived a portion of the investment advisory fees due from the Connecticut Fund and the Maryland Fund. The Total Operating Expense Ratio does not give effect to such waivers because FAM may discontinue or reduce such waivers of investment advisory fees at any time without notice.

Combined Fund Pro Forma Total Operating Expense Ratios*

	Class A	Class B	Class C	Class D
Assuming Only Arizona
Fund Acquired	0.58%	1.34%	1.39%	0.83%
Assuming Only Connecticut
Fund Acquired	0.58%	1.34%	1.39%	0.83%
Assuming Only Maryland
Fund Acquired	0.58%	1.34%	1.39%	0.83%
Assuming Only Massachusetts
Fund Acquired	0.58%	1.34%	1.39%	0.83%
Assuming Only Michigan
Fund Acquired	0.58%	1.34%	1.39%	0.83%
Assuming Only Minnesota
Fund Acquired	0.58%	1.34%	1.39%	0.83%
Assuming Only North Carolina
Fund Acquired	0.58%	1.34%	1.39%	0.83%
Assuming Only Ohio
Fund Acquired	0.58%	1.34%	1.39%	0.83%
Assuming Only Texas
Fund Acquired	0.58%	1.34%	1.39%	0.83%

Assuming All State Funds
Acquired	0.57%	1.33%	1.38%	0.82%

*	Assumes the applicable State Fund Acquisition and the Reorganization had taken place on June 30, 2001. Future fees and expenses may be higher or lower than those indicated above.

        The following table sets forth the net assets of each State Fund as of its last three fiscal year ends.

	Net Assets
	Fiscal Year End 1999*	Fiscal Year End 2000*	Fiscal Year End 2001*
Arizona Fund	$60,782,256	$51,739,709	$53,194,418
Connecticut Fund	64,867,396	52,702,341	60,087,800
Maryland Fund	30,936,702	24,008,121	27,372,688
Massachusetts Fund	58,528,668	46,559,733	45,771,025
Michigan Fund	71,905,285	52,493,753	47,135,048
Minnesota Fund	47,244,549	39,935,470	40,762,931
North Carolina Fund	47,441,011	37,389,903	35,380,574
Ohio Fund	68,633,044	50,096,227	45,717,243
Texas Fund	55,049,048	37,690,786	33,059,355

*	The fiscal year end for each State Fund is July 31.

        The preceding table illustrates that (i) the net assets of several of the State Funds have decreased over the past several years and (ii) in all cases, net assets for each State Fund as of their fiscal year ends in 2001 are below the net assets for each State Fund as of their fiscal year ends in 1999. FAM anticipates that if this decrease in net assets continues, each State Fund might experience higher operating expense ratios. Conversely, FAM anticipates that the State Funds and the National Portfolio as a combined entity might experience certain economies of scale, which might in turn result in a substantially lower total operating expense ratio for shareholders of each State Fund and a lower operating expense ratio for shareholders of the Combined Fund. Absent a State Fund Acquisition, the applicable State Fund might experience the opposite result, that is, a higher total operating expense ratio due to a continuing reduction in an already relatively small asset base. Although no assurance can be given that the foregoing would in fact occur, FAM believes that the economies of scale that may be realized as a result of each State Fund Acquisition and the Reorganization would be beneficial to shareholders of each State Fund.

        Based on the foregoing, the Board of Municipal Series Trust and the Board of Municipal Bond Fund concluded that each State Fund Acquisition presents no significant risks or costs (including legal, accounting and administrative costs) that would outweigh the benefits described above. In approving each State Fund Acquisition, the Board of Municipal Series Trust and the Board of Municipal Bond Fund determined that the interests of existing shareholders of each State Fund and the existing shareholders of the National Portfolio, respectively, would not be diluted as a result of the applicable State Fund Acquisition.

Tax Consequences of each State Fund Acquisition

        Summary.    Municipal Series Trust and Municipal Bond Fund will receive an opinion of counsel with respect to each State Fund Acquisition to the effect that, among other things, neither the State Funds nor the National Portfolio will recognize any gain or loss on the transaction, and no shareholder of a State Fund will recognize any gain or loss upon receipt of shares of the National Portfolio in a State Fund Acquisition.

        General.    Each State Fund Acquisition has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund has elected and qualified for the special tax treatment afforded RICs under the Code, and the National Portfolio intends to continue to so qualify after each State Fund Acquisition. The Funds will receive an opinion of counsel to the effect that for Federal income tax purposes: (i) the transfer of substantially all of the assets of each State Fund to the National Portfolio and the simultaneous distribution of shares of the National Portfolio as provided in the Agreement and Plan will each constitute a reorganization within the meaning of Section 368(a)(1)(C) of the Code, and the National Portfolio and the State Funds each will be deemed to be a “party” to a reorganization within the meaning of Section 368(b) of the Code; (ii) in accordance with Section 361(a) of the Code, no gain or loss will be recognized by any State Fund as a result of the asset transfer in return for shares of the National Portfolio or on the distribution of the shares of the National Portfolio to shareholders of such State Fund under Section 361(c)(1) of the Code; (iii) under Section 1032 of the Code, no gain or loss will be recognized to the National Portfolio on the receipt of assets of any State Fund in return for shares of the National Portfolio; (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the shareholders of any State Fund on the receipt of shares of common stock of the National Portfolio in return for their respective State Fund shares; (v) in accordance with Section 362(b) of the Code, the tax basis of assets of each State Fund in the hands of the National Portfolio will be the same as the tax basis of such assets in the hands of the respective State Fund immediately prior to the consummation of the applicable State Fund Acquisition; (vi) in accordance with Section 358 of the Code, immediately after the applicable State Fund Acquisition, the tax basis of the shares of the National Portfolio received by the shareholders of a State Fund in the applicable State Fund Acquisition will be equal to the tax basis of the shares of the respective State Fund surrendered in the Reorganization; (vii) in accordance with Section 1223 of the Code, a shareholder’s holding period for the shares of the National Portfolio will be determined by including the period for which such shareholder held the shares of their respective State Fund, provided, that such shares of a State Fund were held as a capital asset; (viii) in accordance with Section 1223 of the Code, the National Portfolio’s holding period with respect to the assets of any State Fund transferred will include the period for which such assets were held by the State Funds; and (ix) the taxable year of each State Fund will end on the effective date of the applicable State Fund Acquisition, and pursuant to Section 381(a) of the Code and regulations thereunder, the National Portfolio will succeed to and take into account certain tax attributes of the State Funds, such as earnings and profits, capital loss carryovers and method of accounting.

        Under Section 381(a) of the Code, the National Portfolio will succeed to and take into account certain tax attributes of each State Fund including, but not limited to, earnings and profits, any net operating loss carryovers, any capital loss carryovers and method of accounting. The Code, however, contains special limitations with regard to the use of net operating losses, capital losses, and other similar items in the context of certain reorganizations, including a tax-free reorganization pursuant to Section 368(a)(1)(C) of the Code, which could reduce the benefit of these attributes to the National Portfolio. As of September 30, 2001, each State Fund other than the Minnesota Fund had net realized capital losses. As of that date, each Fund also had net unrealized capital gains. As a result of the Reorganization, shareholders of the State Funds may benefit from the ability of the Combined Fund to use the net realized capital losses of the State Funds to offset future net realized capital gains, if any, of the Combined Fund.

        Shareholders should consult their tax advisers regarding the effect of a State Fund Acquisition in light of their individual circumstances. As the foregoing relates only to Federal income tax consequences, shareholders also should consult their tax advisers as to the foreign, state and local tax consequences of each State Fund Acquisition. As set forth under the heading “Investment Objectives and Policies—Tax Information,” dividends received by shareholders of the Combined Fund will not be exempt from State Taxes.

        Status as a Regulated Investment Company.    Each State Fund and the National Portfolio have elected and qualified to be taxed as RICs under Sections 851–855 of the Code, and, after each State Fund Acquisition, the National Portfolio intends to continue to operate so as to qualify as a RIC.

Appraisal Rights

        Shareholders of the State Funds are not entitled to appraisal rights in connection with any State Fund Acquisition.

Capitalization

        The following tables set forth as of June 30, 2001: (i) the capitalization of each State Fund, (ii) the capitalization of the National Portfolio and (iii) the pro forma capitalization of the Combined Fund as adjusted to give effect to the Reorganization.

Capitalization of Each State Fund and the National Portfolio
and Pro Forma Capitalization of the Combined Fund as of June 30, 2001

Fund and Class	Total Net Assets	Shares Outstanding	Net Asset Value Per Share
Arizona Fund
Class A	$11,470,561	1,087,604	$10.55
Class B	$34,094,912	3,232,674	$10.55
Class C	$ 1,508,990	143,187	$10.54
Class D	$ 6,010,713	570,416	$10.54
Connecticut Fund
Class A	$ 6,852,524	651,337	$10.52
Class B	$40,419,386	3,841,406	$10.52
Class C	$ 5,589,921	530,907	$10.53
Class D	$ 5,713,519	542,916	$10.52
Maryland Fund
Class A	$ 1,737,489	178,229	$ 9.75
Class B	$21,301,233	2,184,493	$ 9.75
Class C	$ 2,134,644	218,849	$ 9.75
Class D	$ 1,709,256	175,373	$ 9.75
Massachusetts Fund
Class A	$ 3,858,557	365,688	$10.55
Class B	$35,636,611	3,377,554	$10.55
Class C	$ 2,519,498	239,008	$10.54
Class D	$ 3,220,182	305,136	$10.55
Michigan Fund
Class A	$ 7,919,848	801,727	$ 9.88
Class B	$33,630,745	3,404,349	$ 9.88
Class C	$ 3,251,077	329,095	$ 9.88
Class D	$ 2,545,093	257,859	$ 9.87
Minnesota Fund
Class A	$ 4,209,283	395,799	$10.63
Class B	$31,779,531	2,987,560	$10.64
Class C	$ 2,301,484	216,330	$10.64
Class D	$ 2,092,450	196,586	$10.64
North Carolina Fund
Class A	$ 6,375,803	609,831	$10.46
Class B	$23,007,037	2,200,120	$10.46
Class C	$ 1,694,860	162,105	$10.46
Class D	$ 3,871,260	370,145	$10.46
Ohio Fund
Class A	$ 6,089,218	593,487	$10.26
Class B	$32,694,487	3,186,508	$10.26
Class C	$ 3,211,535	313,030	$10.26
Class D	$ 4,038,476	393,732	$10.26
Fund and Class	Total Net Assets	Shares Outstanding	Net Asset Value Per Share
Texas Fund
Class A	$ 4,303,778	427,001	$10.08
Class B	$ 26,518,674	2,631,028	$10.08
Class C	$ 693,946	68,775	$10.09
Class D	$ 1,369,850	135,701	$10.09
National Portfolio
Class A	$653,685,063	64,446,120	$10.14
Class B	$227,592,229	22,446,024	$10.14
Class C	$ 31,879,825	3,142,464	$10.14
Class D	$124,081,663	12,228,620	$10.15
Combined Fund*
Class A	$706,502,124	69,674,766	$10.14
Class B	$506,674,845	49,967,933	$10.14
Class C	$ 54,785,780	5,402,937	$10.14
Class D	$154,652,462	15,236,696	$10.15

*
Total Net Assets and Net Asset Value Per Share include the aggregate value of the net assets of the National Portfolio as of June 30, 2001 and the aggregate value of the net assets of each State Fund that would have been transferred to the National Portfolio had the Reorganization been consummated on June 30, 2001. The data does not take into account expenses incurred in connection with each State Fund Acquisition or the actual number of shares that would have been issued to each State Fund. No assurance can be given as to how many shares of the National Portfolio the shareholders of a State Fund will receive on the date of a State Fund Acquisition. The foregoing should not be relied upon to reflect the number of shares of the National Portfolio that actually will be received by the shareholder of that State Fund on or after such date.

INFORMATION CONCERNING THE SPECIAL MEETINGS

Date, Time and Place of Meetings

        The Meetings will be held at the offices of FAM, 800 Scudders Mill Road, Plainsboro, New Jersey on Monday, March 18, 2002, at the following times:

State Fund	Meeting Time
Arizona Fund	9:30 a.m. Eastern time
Connecticut Fund	10:00 a.m. Eastern time
Maryland Fund	10:30 a.m. Eastern time
Massachusetts Fund	11:00 a.m. Eastern time
Michigan Fund	11:30 a.m. Eastern time
Minnesota Fund	12:00 p.m. Eastern time
North Carolina Fund	12:30 p.m. Eastern time
Ohio Fund	1:00 p.m. Eastern time
Texas Fund	1:30 p.m. Eastern time

Solicitation, Revocation and Use of Proxies

        A shareholder executing and returning a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a notice of revocation to the Secretary of Municipal Series Trust. Although mere attendance at a Meeting for a State Fund in which you own shares will not revoke a proxy, a shareholder present at such a Meeting may withdraw his or her proxy and vote in person.

        All shares represented by properly executed proxies, unless such proxies previously have been revoked, will be voted at the applicable Meeting in accordance with the directions on the proxies; if no direction is indicated on a properly executed proxy, such shares will be voted (i) “FOR” the election of the Board of Municipal Series Trust, and (ii) “FOR” approval of the Agreement and Plan.

        It is not anticipated that any other matters will be brought before the Meetings. If, however, any other business properly is brought before any Meeting, proxies will be voted in accordance with the judgment of the persons designated on such proxies.

Record Date and Outstanding Shares

        Only holders of record of shares of a State Fund as of the close of business on the Record Date are entitled to vote at the applicable Meeting or any adjournment thereof. As of the close of business on the Record Date, the number of shares of each class issued, outstanding and entitled to vote is set forth below for each State Fund:

State Fund	Class A	Class B	Class C	Class D
Arizona Fund	1,085,660	2,780,258	198,235	1,099,009
Connecticut Fund	628,766	4,030,680	606,889	564,201
Maryland Fund	217,069	2,202,587	265,191	212,552
Massachusetts Fund	355,268	3,277,915	265,951	309,353
Michigan Fund	531,547	3,107,369	382,797	302,380
Minnesota Fund	376,761	2,973,074	259,066	219,310
North Carolina Fund	569,525	2,089,171	187,573	412,106
Ohio Fund	574,613	2,786,036	351,331	394,789
Texas Fund	408,701	1,821,739	139,417	800,340

Security Ownership of Certain Beneficial Owners and Management of the State Funds and the National Portfolio

        As of the Record Date, the Board Members and officers of Municipal Series Trust as a group (17 persons) owned an aggregate of less than 1% of the outstanding shares of each State Fund and owned an aggregate of less than 1% of the outstanding shares of common stock of ML & Co.

        As of the Record Date, the Board Members and officers of Municipal Bond Fund as a group (15 persons) owned an aggregate of less than 1% of the outstanding shares of the National Portfolio and owned less than 1% of the outstanding shares of common stock of ML & Co.

        To the knowledge of Municipal Series Trust, as of the Record Date, except as set forth in Exhibit IV to this Proxy Statement and Prospectus, no person or entity owned of record or beneficially 5% or more of any class of the outstanding shares of any State Fund.

        To the knowledge of Municipal Bond Fund, as of the Record Date, no person or entity owned of record or beneficially 5% or more of any class of the outstanding shares of the National Portfolio.

Voting Rights and Required Vote

        For purposes of this Proxy Statement and Prospectus, each share of each class of a State Fund’s outstanding shares is entitled to one vote as described herein. Assuming a quorum with respect to each Series of Municipal Series Trust is present at the Meetings, the election of the Board of Municipal Series Trust requires the affirmative vote of a majority of the shares of each Series represented at the applicable Meeting.

        Assuming a quorum is present at the applicable Meeting of the shareholders of a State Fund, shareholder approval of the Agreement and Plan requires: (i) the affirmative vote of the shareholders of each State Fund, voting together as a single class, representing two-thirds of the outstanding shares entitled to be voted thereon, and (ii) the affirmative vote of Class B, Class C, and Class D shareholders of each State Fund, each voting separately as a single class, representing two-thirds of the outstanding Class B, Class C, and Class D shares entitled to be voted thereon. Under the Agreement and Plan, the failure of the shareholders of a State Fund to approve the Agreement and Plan will not affect the ability of any other State Fund to proceed with its State Fund Acquisition. Consummation of each State Fund Acquisition is also conditioned upon, among other things, the receipt of certain regulatory approvals as well as an opinion of counsel relating to the tax-free treatment of the transaction. The consummation of any State Fund Acquisition is not contingent upon the consummation of any other State Fund Acquisition.

        This Proxy Statement and Prospectus is being used to solicit the vote of the shareholders of each State Fund with respect to the election of the Board of Municipal Series Trust and the approval of the Agreement and Plan. The vote of the shareholders of the Florida Fund, the New Jersey Fund, the New York Fund, and the Pennsylvania Fund with respect to the election of the Board of Municipal Series Trust is being solicited by a separate Proxy Statement.

        A quorum for purposes of a Meeting of the shareholders of a State Fund consists of one-third of the shares of the applicable State Fund and one-third of the shares of each of Class B, Class C, and Class D of the applicable State Fund entitled to vote at the Meeting, present in person or by proxy. If, by the time scheduled for such a Meeting, the required quorum of a State Fund’s shareholders is not present or if a quorum is present but sufficient votes to elect the Board of Municipal Series Trust or to approve or disapprove the Agreement and Plan are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies from shareholders. Any such adjournment will require the affirmative vote of a majority of the shares of the applicable State Fund and a majority of the shares of each of Class B, Class C, and Class D of the applicable State Fund, present in person or by proxy and entitled to vote at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of any such adjournment if they determine that adjournment and additional solicitation are reasonable and in the interests of the shareholders of such State Fund.

ADDITIONAL INFORMATION

        The expenses of preparation, printing and mailing of the enclosed form of proxy, the accompanying Notice and this Proxy Statement and Prospectus will be borne by the applicable State Fund for its shareholders. The State Funds will reimburse banks, brokers and others for their reasonable expenses in forwarding proxy solicitation materials to the beneficial owners of its shares and will reimburse certain persons that may be employed for their reasonable expenses in assisting in the solicitation of proxies. See “The Reorganization—Terms of the Agreement and Plan of Reorganization—Expenses.”

        In order to obtain the necessary quorum at a Meeting of the shareholders of a State Fund, supplementary solicitation may be made by mail, telephone, telegraph or personal interview by the officers of the State Funds. Each State Fund has retained Georgeson Shareholder, 17 State Street, New York, New York 10004, to assist in the solicitation of proxies at a cost to each State Fund of approximately $3,000 plus out-of-pocket expenses, which are estimated to be approximately $16,000 per State Fund.

        Broker dealer firms, including Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”), holding shares of a State Fund in “street name” for the benefit of their customers and clients will request the instructions of such customers and clients on how to vote their shares before the Meetings. The State Funds understand that, under the rules of the NYSE, broker-dealer firms, including Merrill Lynch may, without instructions from their customers and clients, grant authority to the proxies designated to vote on the election of the Board of Municipal Series Trust if no instructions have been received prior to the date specified in the broker-dealer firm’s request for voting instructions. Such broker-dealer firms will not be permitted to vote without instructions with respect to the approval of the Agreement and Plan and the Reorganization. Each State Fund will include shares held of record by broker-dealers as to which such authority has been granted in its tabulation of the total number of shares present for purposes of determining whether the necessary quorum of shareholders exists. Merrill Lynch has advised each State Fund that it intends to vote shares held in its name for which no instructions have been received, except as limited by agreement or applicable law, on the election of the Board of Municipal Series Trust in the same proportion as the votes received from beneficial owners of such State Fund shares for which instructions have been received, whether or not held in nominee name. Properly executed proxies that are returned but that are marked “abstain” or with respect to which a broker-dealer has received no instructions and therefore has declined to vote on the proposal (“broker non-votes”) will be counted as present for the purposes of determining a quorum. However, such abstentions and broker non-votes will have the same effect as a vote against the election of the Board of Municipal Series Trust and against approval of the Agreement and Plan and the Reorganization.

        The Board of Municipal Series Trust knows of no other matters to be presented at the Meetings. However, if other matters are presented for a vote at a Meeting or any adjournment thereof, the persons named as proxies will vote the shares represented by properly executed proxies in accordance with their best judgment on these matters.

        This Proxy Statement and Prospectus does not contain all of the information set forth in the registration statements and the exhibits relating thereto, which each State Fund and Municipal Bond Fund, respectively, have filed with the Commission under the Securities Act and the Investment Company Act, to which reference is hereby made.

        Each State Fund and Municipal Bond Fund file reports and other information with the Commission. Reports, proxy statements, registration statements and other information filed by each State Fund and Municipal Bond Fund can be inspected and copied at the public reference facilities of the Commission at Room 1024, Judiciary Plaza, 450 Fifth Street, N.W., Washington, D.C. 20549, and at the following regional offices of the Commission: Pacific Regional Office, at 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036; and Midwest Regional Office, at Citicorp Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661-2511. Copies of such materials can be obtained from the public reference section of the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates. The Commission maintains a Web site at http://www.sec.gov containing reports, proxy and information statements and other information regarding registrants, including each State Fund and Municipal Bond Fund, that file electronically with the Commission.

LEGAL PROCEEDINGS

        There are no material legal proceedings to which any State Fund, the National Portfolio, Municipal Series Trust or Municipal Bond Fund is a party.

LEGAL OPINIONS

        Certain legal matters in connection with each State Fund Acquisition will be passed upon for the applicable State Fund by Sidley Austin Brown & Wood LLP , 875 Third Avenue, New York, New York 10022 and for the National Portfolio by Clifford Chance Rogers & Wells LLP , 200 Park Avenue, New York, New York 10166. Sidley Austin Brown & Wood LLP will rely as to matters of Massachusetts law on the opinion of Bingham Dana LLP, 150 Federal Street, Boston, Massachusetts 02110-1726. Clifford Chance Rogers & Wells LLP will rely as to matters of Maryland law on the opinion of Sidley Austin Brown & Wood LLP , 1501 K. Street, N.W., Washington, D.C. 20005. Certain tax matters in connection with each State Fund Acquisition will be passed upon for each Fund by Sidley Austin Brown & Wood LLP , 875 Third Avenue, New York, New York 10022, counsel to each State Fund and special tax counsel to the National Portfolio.

EXPERTS

        The financial highlights of the Funds included in this Proxy Statement and Prospectus have been so included in reliance on the reports of Deloitte & Touche LLP , independent auditors, given on their authority as experts in auditing and accounting. The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1008. Deloitte & Touche LLP will serve as the independent auditors for the Combined Fund after the Reorganization.

SHAREHOLDERS’ MEETINGS

        Shareholders of the National Portfolio are entitled to one vote for each share held and fractional votes for fractional shares held and will vote on the election of Board Members and any other matter submitted to a shareholder vote. Municipal Bond Fund does not intend to hold meetings of shareholders in any year in which the Investment Company Act does not require shareholders to act upon any of the following matters: (i) election of Board Members; (ii) approval of a management or an investment advisory agreement; and (iii) approval of distribution arrangements. The Charter of Municipal Bond Fund does not require Municipal Bond Fund to hold an annual meeting of shareholders of the National Portfolio. The Charter of Municipal Series Trust does not require Municipal Series Trust to hold an annual meeting of shareholders of any State Fund. Municipal Bond Fund and Municipal Series Trust will be required, however, to call special meetings of shareholders of the National Portfolio and each State Fund, respectively, in accordance with the requirements of the Investment Company Act to seek approval of new management and advisory arrangements or of a change in the fundamental policies, objectives or restrictions of any Fund. Municipal Bond Fund and Municipal Series Trust also would be required to hold a shareholders’ meeting to elect new Board Members at such time as less than a majority of the Board Members holding office have been elected by shareholders. In addition, each State Fund may hold shareholder meetings for approval of certain other matters as required by the Charter of Municipal Series Trust. The by-laws of Municipal Bond Fund provide that a shareholders’ meeting may be called with respect to the National Portfolio at any time by a majority of the Board Members, the President, or on the written request of the holders of at least 10% of the outstanding shares of the National Portfolio entitled to vote at such meeting. The Charter of Municipal Series Trust provides that a shareholders’ meeting may be called with respect to any State Fund at any time by a majority of the Board Members of Municipal Series Trust and shall be called by any Board Member upon written request of shareholders of any State Fund holding in the aggregate not less than 10% of the outstanding shares of such State Fund having voting rights.

SHAREHOLDER PROPOSALS

        A shareholder proposal intended to be presented at any subsequent meetings of shareholders of a State Fund must be received by the applicable State Fund in a reasonable time before the solicitation relating to such meeting is to be made by the Board of Municipal Series Trust in order to be considered in that State Fund’s proxy statement and form of proxy relating to the meeting. Any shareholder of a State Fund who desires to bring a proposal at any subsequent meeting of the shareholders of the State Fund without including such proposal in the State Fund’s proxy statement relating to the meeting must deliver notice of such proposal to the State Fund in a reasonable time before the State Fund begins to print and mail the proxy solicitation materials to be used in connection with such meeting.

By Order of the Board of Trustees,

ALICE A. PELLEGRINO
Secretary
Merrill Lynch Multi-State Municipal Series Trust

EXHIBIT I

AGREEMENT AND PLAN OF REORGANIZATION

        THIS AGREEMENT AND PLAN OF REORGANIZATION (this “Agreement”) is made as of the 8th day of February, 2002, by and between Merrill Lynch Multi-State Municipal Series Trust, a Massachusetts business trust (“Municipal Series Trust”), on behalf of Merrill Lynch Arizona Municipal Bond Fund (the “Arizona Fund”), Merrill Lynch Connecticut Municipal Bond Fund (the “Connecticut Fund”), Merrill Lynch Maryland Municipal Bond Fund (the “Maryland Fund”), Merrill Lynch Massachusetts Municipal Bond Fund (the “Massachusetts Fund”), Merrill Lynch Michigan Municipal Bond Fund (the “Michigan Fund”), Merrill Lynch Minnesota Municipal Bond Fund (the “Minnesota Fund”), Merrill Lynch North Carolina Municipal Bond Fund (the “North Carolina Fund”), Merrill Lynch Ohio Municipal Bond Fund (the “Ohio Fund”), and Merrill Lynch Texas Municipal Bond Fund (the “Texas Fund”), each a series of Municipal Series Trust, and Merrill Lynch Municipal Bond Fund, Inc., a Maryland corporation (“Municipal Bond Fund”) on behalf of the National Portfolio, a portfolio of Municipal Bond Fund (the “National Portfolio”).

PLAN OF REORGANIZATION

        The reorganization will comprise the following:

        (a)  (1) the acquisition by the National Portfolio of substantially all of the assets, and the assumption by the National Portfolio of substantially all of the liabilities, of the Arizona Fund, a series of Municipal Series Trust, (2) the issuance by Municipal Bond Fund of shares of common stock of the National Portfolio to the Arizona Fund with an aggregate net asset value equal to the aggregate net value of the assets acquired by the National Portfolio, reduced by the amount of the liabilities assumed by the National Portfolio, and (3) the subsequent distribution of Corresponding Shares (defined below) of the National Portfolio to the shareholders of the Arizona Fund in proportion to such shareholders’ interest in the Arizona Fund;

        (b)  (1) the acquisition by National Portfolio of substantially all of the assets, and the assumption by National Portfolio of substantially all of the liabilities, of the Connecticut Fund, a series of Municipal Series Trust, (2) the issuance by Municipal Bond Fund of shares of common stock of the National Portfolio to the Connecticut Fund with an aggregate net asset value equal to the aggregate net value of the assets acquired by the National Portfolio, reduced by the amount of the liabilities assumed by the National Portfolio, and (3) the subsequent distribution of Corresponding Shares of the National Portfolio to the shareholders of the Connecticut Fund in proportion to such shareholders’ interest in the Connecticut Fund;

        (c)  (1) the acquisition by the National Portfolio of substantially all of the assets, and the assumption by the National Portfolio of substantially all of the liabilities, of the Maryland Fund, a series of Municipal Series Trust, (2) the issuance by Municipal Bond Fund of shares of common stock of the National Portfolio to the Maryland Fund with an aggregate net asset value equal to the aggregate net value of the assets acquired by the National Portfolio, reduced by the amount of the liabilities assumed by the National Portfolio, and (3) the subsequent distribution of Corresponding Shares of the National Portfolio to the shareholders of the Maryland Fund in proportion to such shareholders’ interest in the Maryland Fund;

        (d)  (1) the acquisition by the National Portfolio of substantially all of the assets, and the assumption by the National Portfolio of substantially all of the liabilities, of the Massachusetts Fund, a series of Municipal Series Trust, (2) the issuance by Municipal Bond Fund of shares of common stock of the National Portfolio to the Massachusetts Fund with an aggregate net asset value equal to the aggregate net value of the assets acquired by the National Portfolio, reduced by the amount of the liabilities assumed by the National Portfolio, and (3) the subsequent distribution of Corresponding Shares of the National Portfolio to the shareholders of the Massachusetts Fund in proportion to such shareholders’ interest in the Massachusetts Fund;

        (e)  (1) the acquisition by National Portfolio of substantially all of the assets, and the assumption by National Portfolio of substantially all of the liabilities, of the Michigan Fund, a series of Municipal Series Trust, (2) the issuance by Municipal Bond Fund of shares of common stock of the National Portfolio to the Michigan Fund with an aggregate net asset value equal to the aggregate net value of the assets acquired by the National Portfolio, reduced by the amount of the liabilities assumed by the National Portfolio, and (3) the subsequent distribution of Corresponding Shares of the National Portfolio to the shareholders of the Michigan Fund in proportion to such shareholders’ interest in the Michigan Fund;

        (f)  (1) the acquisition by the National Portfolio of substantially all of the assets, and the assumption by the National Portfolio of substantially all of the liabilities, of the Minnesota Fund, a series of Municipal Series Trust, (2) the issuance by Municipal Bond Fund of shares of common stock of the National Portfolio to the Minnesota Fund with an aggregate net asset value equal to the aggregate net value of the assets acquired by the National Portfolio, reduced by the amount of the liabilities assumed by the National Portfolio, and (3) the subsequent distribution of Corresponding Shares of the National Portfolio to the shareholders of the Minnesota Fund in proportion to such shareholders’ interest in the Minnesota Fund;

        (g)  (1) the acquisition by the National Portfolio of substantially all of the assets, and the assumption by the National Portfolio of substantially all of the liabilities, of the North Carolina Fund, a series of Municipal Series Trust, (2) the issuance by Municipal Bond Fund of shares of common stock of the National Portfolio to the North Carolina Fund with an aggregate net asset value equal to the aggregate net value of the assets acquired by the National Portfolio, reduced by the amount of the liabilities assumed by the National Portfolio, and (3) the subsequent distribution of Corresponding Shares of the National Portfolio to the shareholders of the North Carolina Fund in proportion to such shareholders’ interest in the North Carolina Fund;

        (h)  (1) the acquisition by National Portfolio of substantially all of the assets, and the assumption by National Portfolio of substantially all of the liabilities, of the Ohio Fund, a series of Municipal Series Trust, (2) the issuance by Municipal Bond Fund of shares of common stock of the National Portfolio to the Ohio Fund with an aggregate net asset value equal to the aggregate net value of the assets acquired by the National Portfolio, reduced by the amount of the liabilities assumed by the National Portfolio, and (3) the subsequent distribution of Corresponding Shares of the National Portfolio to the shareholders of the Ohio Fund in proportion to such shareholders’ interest in the Ohio Fund; and

        (i)  (1) the acquisition by the National Portfolio of substantially all of the assets, and the assumption by the National Portfolio of substantially all of the liabilities, of the Texas Fund, a series of Municipal Series Trust, (2) the issuance by Municipal Bond Fund of shares of common stock of the National Portfolio to the Texas Fund with an aggregate net asset value equal to the aggregate net value of the assets acquired by the National Portfolio, reduced by the amount of the liabilities assumed by the National Portfolio, and (3) the subsequent distribution of Corresponding Shares of the National Portfolio to the shareholders of the Texas Fund in proportion to such shareholders’ interest in the Texas Fund.

        Any transaction described in each of paragraphs (a), (b), (c), (d), (e), (f), (g), (h), and (i) above may be consummated upon and subject to the terms hereinafter set forth without the consummation of any other transaction described in any of those paragraphs. Any such transaction will be referred to herein individually or collectively as the “Reorganization.” The consummation of any Reorganization is not contingent upon the consummation of any other Reorganization. The Board of Trustees of Municipal Series Trust and the Board of Directors of Municipal Bond Fund may change the terms of any Reorganization or the consideration for any Reorganization prior to the approval thereof by the shareholders of the applicable State Fund in accordance with the terms of this Agreement. Municipal Bond Fund and Municipal Series Trust are individually referred to herein as a “Fund” and collectively referred to herein as the “Funds,” as the context requires. The Arizona Fund, the Connecticut Fund, the Maryland Fund, the Massachusetts Fund, the Michigan Fund, the Minnesota Fund, the North Carolina Fund, the Ohio Fund, and the Texas Fund are individually referred to herein as a “State Fund” and collectively referred to herein as the “State Funds,” as the context requires. Any reference to any State Fund hereunder shall be deemed to include only those State Funds that participate in a Reorganization.

        The Reorganization may be consummated separately with respect to each State Fund on one or more Closing Dates. Any reference to any State Fund hereunder in connection with a Valuation Time (as defined in Section 3(c) of this Agreement) or a Closing Date (as defined in Section 7(a) of this Agreement) shall be deemed to include only those State Funds that participate in the applicable Reorganization.

        In the course of the Reorganization, shares of common stock of National Portfolio will be distributed to the shareholders of each State Fund as follows: each holder of shares of beneficial interest of a State Fund will be entitled to receive shares of the same class of common stock of the National Portfolio (e.g., Class A, Class B, Class C or Class D) (“Corresponding Shares”), as the shares of beneficial interest of the applicable State Fund owned by such shareholder as of the Valuation Time (as defined in Section 3(c) of this Agreement). The aggregate net asset value of the Corresponding Shares of the National Portfolio to be received by each shareholder of a State Fund will equal the aggregate net asset value of the shares of beneficial interest of that State Fund owned by such shareholder as of the Valuation Time. In consideration therefor, on the Closing Date (as defined in Section 7 of this Agreement), the National Portfolio shall acquire substantially all of the assets of each State Fund and assume substantially all of the liabilities of each State Fund. It is intended that the transactions between the National Portfolio and each of the State Funds as described in this Agreement shall be a reorganization within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the “Code”), and any successor provision.

        As promptly as practicable after the consummation of the Reorganization, the Board of Trustees of Municipal Series Trust shall take such action as necessary to terminate each State Fund as a separate series of Municipal Series Trust in accordance with the Declaration of Trust of Municipal Series Trust, as amended, and the laws of the Commonwealth of Massachusetts.

AGREEMENT

        In order to consummate the Reorganization and in consideration of the promises and the covenants and agreements hereinafter set forth, and intending to be legally bound, Municipal Bond Fund, on behalf of the National Portfolio, and Municipal Series Trust, on behalf of each State Fund, hereby agree as follows:

1.    Representations and Warranties of Municipal Bond Fund.

        Municipal Bond Fund, on behalf of the National Portfolio, represents and warrants to, and agrees with, Municipal Series Trust that:

        (a)  Municipal Bond Fund is a corporation duly organized, validly existing and in good standing in conformity with the laws of the State of Maryland, and has the power to own all of its assets and to carry out this Agreement. Municipal Bond Fund has all necessary Federal, state, and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

        (b)  Municipal Bond Fund is duly registered under the 1940 Act as a diversified, open-end management investment company (File No. 811-02688), and such registration has not been revoked or rescinded and is in full force and effect. Municipal Bond Fund has elected and qualified the National Portfolio for the special tax treatment afforded regulated investment companies (“RICs”) under Sections 851-855 of the Code at all times since the inception of the National Portfolio and intends to continue to so qualify the National Portfolio until consummation of the Reorganization and thereafter.

        (c)  Municipal Series Trust has been furnished with a statement of assets and liabilities and a schedule of investments of the National Portfolio, each as of June 30, 2001, said financial statements having been audited by Deloitte & Touche LLP , independent public accountants. Municipal Series Trust has been furnished with or will have been furnished prior to the Closing Date with an unaudited statement of assets and liabilities and an unaudited schedule of investments of the National Portfolio, each as of December 31, 2001. An unaudited statement of assets and liabilities of the National Portfolio and an unaudited schedule of investments of the National Portfolio, each as of the Valuation Time, will be furnished to Municipal Series Trust at or prior to the Closing Date for the purpose of determining the number of shares of the National Portfolio to be issued pursuant to Section 4 of this Agreement; and each will fairly present the financial position of the National Portfolio as of the Valuation Time in conformity with generally accepted accounting principles applied on a consistent basis.

        (d)  Municipal Series Trust has been furnished with Municipal Bond Fund’s Annual Report to Stockholders for the fiscal year ended June 30, 2001 and has been furnished or will have been furnished prior to the Closing Date with Municipal Bond Fund’s Semi-Annual Report to Stockholders for the fiscal period ended December 31, 2001, and the financial statements appearing therein fairly present the financial position of Municipal Bond Fund and the National Portfolio as of the date indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

        (e)  Municipal Series Trust has been furnished with the prospectus and statement of additional information of Municipal Bond Fund, each dated October 5, 2001, and said prospectus and said statement of additional information, each as amended and supplemented to date, does not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

        (f)  Municipal Bond Fund has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery, and performance of this Agreement on behalf of the National Portfolio has been duly authorized by all necessary action of the Board of Directors of Municipal Bond Fund, and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms except as enforceability thereof may be limited by bankruptcy, insolvency, reorganization or other similar laws pertaining to the enforcement of creditors’ rights generally and court decisions with respect thereto.

        (g)  There are no material legal, administrative or other proceedings pending or, to the knowledge of Municipal Bond Fund or the National Portfolio, threatened against Municipal Bond Fund or the National Portfolio which assert liability on the part of Municipal Bond Fund or the National Portfolio, or which materially affect their financial condition or their ability to consummate the Reorganization. Neither Municipal Bond Fund nor the National Portfolio is charged with or, to the knowledge of Municipal Bond Fund or the National Portfolio, threatened with any violation or investigation of any possible violation of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

        (h)  Municipal Bond Fund is not a party to or obligated under any provision of its Articles of Incorporation, as amended and supplemented, or its by-laws, as amended, or any contract or other commitment or obligation, and is not subject to any order or decree which would be violated by its execution of or performance under this Agreement.

        (i)  There are no material contracts outstanding to which Municipal Bond Fund or the National Portfolio is a party that have not been disclosed in the N-14 Registration Statement (as defined in subsection (l) below) or will not otherwise be disclosed to Municipal Series Trust prior to the Valuation Time.

        (j)  The National Portfolio has no known liabilities of a material amount, contingent or otherwise, other than those shown on the National Portfolio’s statements of assets and liabilities referred to above, those incurred in the ordinary course of its business as an investment company since June 30, 2001; and those incurred in connection with the Reorganization. As of the Valuation Time, Municipal Bond Fund will advise Municipal Series Trust in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time with respect to the National Portfolio.

        (k)  No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Municipal Bond Fund of the Reorganization, except such as may be required under the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico).

        (l)  The registration statement filed by Municipal Bond Fund on Form N-14 relating to the shares of common stock of the National Portfolio to be issued pursuant to this Agreement which includes the combined proxy statement of Municipal Series Trust with respect to each State Fund and the prospectus of Municipal Bond Fund with respect to the transactions contemplated herein (the “Combined Proxy Statement and Prospectus”), and any supplement or amendment thereto or to the documents therein (as amended or supplemented, the “N-14 Registration Statement”), on its effective date, at the time of the shareholders’ meeting referred to in Section 6(a) of this Agreement and at the Closing Date, insofar as it relates to the National Portfolio (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder, and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Proxy Statement and Prospectus did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall apply only to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by Municipal Bond Fund with respect to the National Portfolio for use in the N-14 Registration Statement as provided in Section 6(d) of this Agreement.

        (m)  Municipal Bond Fund is authorized to issue 3,850,000,000 shares of common stock, par value $.10 per share, and presently has three series, of which the National Portfolio is authorized to issue 1,500,000,000 shares divided into four classes, designated Class A, Class B, Class C and Class D Common Stock. Each of Class A, Class B, Class C and Class D of the National Portfolio consists of 375,000,000 authorized shares. Each outstanding share of the National Portfolio is fully paid and non-assessable and has full voting rights.

        (n)  The shares of common stock of the National Portfolio to be issued to Municipal Series Trust for distribution to the shareholders of each State Fund pursuant to this Agreement will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable and will have full voting rights, and no shareholder of the National Portfolio will have any preemptive right of subscription or purchase in respect thereof.

        (o)  At or prior to the Closing Date, the shares of common stock of the National Portfolio to be transferred to Municipal Series Trust for distribution to the shareholders of each State Fund on the Closing Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of beneficial interest of each State Fund presently are qualified, and there are a sufficient number of such shares registered under the 1933 Act and, as may be necessary, with each pertinent state securities commission to permit the transactions contemplated by this Agreement to be consummated.

        (p)  At or prior to the Closing Date, Municipal Bond Fund will have obtained any and all approvals, including regulatory and director approvals, with respect to the National Portfolio, necessary to issue the shares of common stock of the National Portfolio to Municipal Series Trust for distribution to the shareholders of each State Fund.

2.    Representations and Warranties of Municipal Series Trust.

        Municipal Series Trust, on behalf of each State Fund, represents and warrants to, and agrees with, Municipal Bond Fund that:

        (a)  Municipal Series Trust is a trust with transferable shares of beneficial interest duly organized, validly existing and in good standing in conformity with the laws of the Commonwealth of Massachusetts, and has the power to own all of its assets and to carry out this Agreement. Municipal Series Trust has all necessary Federal, state, and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

        (b)  Municipal Series Trust is duly registered under the 1940 Act as an open-end management investment company (File No. 811-4375), and such registration has not been revoked or rescinded and is in full force and effect. Municipal Series Trust has elected and qualified each State Fund for the special tax treatment afforded RICs under Sections 851-855 of the Code at all times since its inception, and intends to continue to so qualify each State Fund for their taxable years ending upon liquidation.

        (c)  As used in this Agreement, the term “Investments” shall mean (i) the investments of each State Fund as shown on their unaudited schedules of investments as of the Valuation Time as furnished to Municipal Bond Fund, and (ii) all other assets owned by each State Fund or liabilities incurred by each State Fund as of the Valuation Time.

        (d)  Municipal Series Trust has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery, and performance of this Agreement on behalf of each State Fund have been duly authorized by all necessary action of the Board of Trustees of Municipal Series Trust and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, except as enforceability thereof may be limited by bankruptcy, insolvency, reorganization or other similar laws pertaining to the enforcement of creditors’ rights generally and court decisions with respect thereto.

        (e)  Municipal Bond Fund has been furnished with a statement of assets and liabilities and a schedule of investments of each State Fund, each as of July 31, 2001, said financial statements having been audited by Deloitte & Touche LLP independent public accountants. Municipal Bond Fund has been furnished with or will have been furnished prior to the Closing Date with an unaudited statement of assets and liabilities and an unaudited schedule of investments of each State Fund, each as of January 31, 2002. An unaudited statement of assets and liabilities of each State Fund and an unaudited schedule of investments of each State Fund, each as of the Valuation Time, will be furnished to Municipal Bond Fund at or prior to the Closing Date for the purpose of determining the number of shares of common stock of the National Portfolio to be issued pursuant to Section 4 of this Agreement; and each will fairly present the financial position of the applicable State Fund as of the Valuation Time in conformity with generally accepted accounting principles applied on a consistent basis.

        (f)  Municipal Bond Fund has been furnished with each State Fund’s Annual Report to Shareholders for the fiscal year ended July 31, 2001 and has been furnished or will have been furnished prior to the Closing Date with each State Fund’s Semi-Annual Report to Shareholders for the fiscal period ended January 31, 2002, and the financial statements appearing therein fairly present the financial position of each State Fund as of the date indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

        (g)  Municipal Bond Fund has been furnished with the prospectus of each State Fund and the statement of additional information relating to each State Fund, each dated November 14, 2001, and said prospectuses and said statements of additional information, each as amended and supplemented to date, does not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

        (h)  There are no material legal, administrative or other proceedings pending or, to the knowledge of Municipal Series Trust or each State Fund, threatened against Municipal Series Trust or any State Fund which assert liability on the part of Municipal Series Trust or any State Fund or which materially affect their financial condition or their ability to consummate the Reorganization. Neither Municipal Series Trust nor any State Fund is charged with or, to the best of their knowledge, threatened with any violation or investigation of any possible violation of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of their respective businesses.

        (i)  There are no material contracts outstanding to which Municipal Series Trust or each State Fund is a party that have not been disclosed in the N-14 Registration Statement or will not otherwise be disclosed to Municipal Bond Fund prior to the Valuation Time.

        (j)  Municipal Series Trust is not a party to or obligated under any provision of its Declaration of Trust, as amended, or its by-laws, as amended, or any contract or other commitment or obligation, and is not subject to any order or decree which would be violated by its execution of or performance under this Agreement.

        (k)  No State Fund has any known liabilities of a material amount, contingent or otherwise, other than those shown on their statements of assets and liabilities referred to above, those incurred in the ordinary course of their respective businesses as an investment company since July 31, 2001 and those incurred in connection with the Reorganization. As of the Valuation Time, Municipal Series Trust will advise Municipal Bond Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time with respect to each State Fund.

        (l)  Each State Fund has filed, or has obtained extensions to file, all Federal, state, and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay, all Federal, state and local taxes shown on said returns to be due and owing and all assessments received by them, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of each State Fund have been adequately provided for on their books, and no tax deficiency or liability of any State Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service (the “IRS”) or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

        (m)  At both the Valuation Time and the Closing Date, Municipal Series Trust will have full right, power, and authority to sell, assign, transfer, and deliver the Investments. At the Closing Date, subject only to the delivery of the Investments as contemplated by this Agreement, Municipal Series Trust will have good and marketable title to all of the Investments, and Municipal Bond Fund will acquire all of the Investments free and clear of any encumbrances, liens or security interests and without any restrictions upon the transfer thereof (except those imposed by the Federal or state securities laws and those imperfections of title or encumbrances that do not materially detract from the value or use of the Investments or materially affect title thereto).

        (n)  No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Municipal Series Trust and each State Fund of the Reorganization, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities laws, and the Declaration of Trust of Municipal Series Trust, as amended.

        (o)  The N-14 Registration Statement, on its effective date, at the time of the shareholders’ meetings referred to in Section 6(a) of this Agreement, and on the Closing Date, insofar as it relates to the State Funds (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder, and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Combined Proxy Statement and Prospectus did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall apply only to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by Municipal Series Trust with respect to the State Funds for use in the N-14 Registration Statement as provided in Section 6(d) of this Agreement.

        (p)  Municipal Series Trust is authorized to issue an unlimited number of shares of beneficial interest, par value of $.10 per share, which have been divided into thirteen series, and further divided into four classes, designated Class A, Class B, Class C and Class D shares; each outstanding share is fully paid and nonassessable and has full voting rights.

        (q)  The books and records of Municipal Series Trust with respect to each State Fund made available to Municipal Bond Fund and/or its counsel are substantially true and correct and do not contain any material misstatements or omissions with respect to the operations of each State Fund.

        (r)  Municipal Series Trust will not sell or otherwise dispose of any of the shares of common stock of the National Portfolio to be received in the Reorganization, except in distribution to the shareholders of the applicable State Fund.

        (s)  At or prior to the Closing Date, Municipal Series Trust will have obtained any and all regulatory, trustee, and shareholder approvals with respect to each State Fund necessary to effect the Reorganization as set forth herein.

3.    The Reorganization.

        (a)  Subject to receiving the required approvals of the shareholders of each State Fund as described herein, and to the other terms and conditions contained herein, Municipal Series Trust agrees on behalf of each State Fund to convey, transfer, and deliver to Municipal Bond Fund for the benefit of the National Portfolio, and Municipal Bond Fund agrees to acquire from Municipal Series Trust for the benefit of the National Portfolio, on the Closing Date, all of the Investments (including interest accrued as of the Valuation Time on debt instruments), and shall cause the National Portfolio to assume substantially all of the liabilities of each State Fund, in return for that number of shares of common stock of the National Portfolio provided in Section 4 of this Agreement. Pursuant to this Agreement, as soon as practicable on or after the Closing Date, Municipal Series Trust will distribute all shares of common stock of the National Portfolio received by Municipal Series Trust to the shareholders of the State Funds in return for their corresponding State Fund shares. Such distribution shall be accomplished by the opening of shareholder accounts on the stock ledger records of the National Portfolio in the amounts due the shareholders of each State Fund based on their respective holdings in each State Fund as of the Valuation Time.

        (b)  Municipal Series Trust will pay or cause to be paid to Municipal Bond Fund for the benefit of the National Portfolio any interest or dividends it receives on or after the Closing Date with respect to the Investments transferred to Municipal Bond Fund for the benefit of National Portfolio hereunder.

        (c)  The Valuation Time shall be as follows: (i) for the Arizona Fund, the Connecticut Fund, and the Maryland Fund 4:00 P.M. Eastern time, on May 17, 2002; (ii) for the Massachusetts Fund, the Michigan Fund, and the Minnesota Fund 4:00 P.M. Eastern time on June 7, 2002; and (iii) for the North Carolina Fund, the Ohio Fund, and the Texas Fund 4:00 P.M. Eastern time, on June 21, 2002; or such earlier or later day and time with respect to a State Fund Acquisition as may be mutually agreed upon in writing by an officer of Municipal Bond Fund and an officer of Municipal Series Trust (each a “Valuation Time” and collectively, the “Valuation Times”).

        (d)  The National Portfolio will acquire substantially all of the assets of each State Fund and assume substantially all of the liabilities of each State Fund except that recourse for such liabilities will be limited to the net assets of each State Fund acquired by the National Portfolio. The known liabilities of each State Fund as of the Valuation Time shall be confirmed in writing to Municipal Bond Fund by Municipal Series Trust pursuant to Section 2(k) of this Agreement.

        (e)  Municipal Bond Fund and Municipal Series Trust will jointly execute any such instruments as required to effect the transfer of the Investments of each State Fund to the National Portfolio.

        (f)  The existence of each State Fund will terminate following the distribution referred to in subparagraph (a) of this Section 3 and a majority of the Trustees shall execute and lodge among the records of Municipal Series Trust an instrument in writing setting forth the fact of such termination and cause a copy thereof to be filed in the Office of the Secretary of the Commonwealth of Massachusetts.

4.    Issuance and Valuation of Shares of Common Stock of the National Portfolio in the Reorganization.

        Full shares of common stock of the National Portfolio, and to the extent necessary, fractional shares of common stock of the National Portfolio, of an aggregate net asset value equal to the value of the assets of each State Fund that are acquired, determined as hereinafter provided, reduced by the amount of liabilities of each State Fund assumed by the National Portfolio, shall be issued by Municipal Bond Fund on behalf of the National Portfolio in return for such assets of each State Fund. The net asset value of each State Fund and the National Portfolio shall be determined in accordance with the procedures described in the most recent effective prospectus of Municipal Bond Fund with respect to the National Portfolio as of the Valuation Time. Such valuation and determination shall be made by Municipal Bond Fund in cooperation with Municipal Series Trust. Municipal Bond Fund shall issue its Class A, Class B, Class C and Class D shares of common stock of the National Portfolio to Municipal Series Trust in certificates or share deposit receipts (one in respect of each class) registered in the name of Municipal Series Trust. Municipal Series Trust shall distribute Corresponding Shares of the National Portfolio to its shareholders by redelivering such certificates to Financial Data Services, Inc. (“FDS”).

5.    Payment of Expenses.

        (a)  The expenses of the Reorganization that are directly attributable to each State Fund and the conduct of its business will be deducted from the assets of that State Fund as of Valuation Time. These expenses are expected to include the expenses incurred in preparing, printing and mailing proxy materials to be utilized in connection with the State Fund’s shareholders meeting (the “Meeting”) and the expenses related to the solicitation of proxies to be voted at that Meeting. The expenses of the Reorganization that are directly attributable to Municipal Bond Fund will be deducted from the assets of the National Portfolio. These expenses are expected to include the costs of printing sufficient copies of its prospectus, and its most recent Annual Report to accompany the Combined Proxy Statement and Prospectus. Certain additional expenses of the Reorganization, including expenses incurred in connection with obtaining a tax opinion, the preparation of this Agreement, legal fees, transfer agent fees and audit fees will be borne equally by each State Fund and the National Portfolio.

        (b)  If for any reason the Reorganization is not consummated, no party shall be liable to any other party for any damages resulting therefrom, including, without limitation, consequential damages.

6.    Covenants of Municipal Bond Fund and Municipal Series Trust.

        (a)  Municipal Series Trust agrees to call a special meeting of the shareholders of each State Fund, to be held as soon as is practicable after the effective date of the N-14 Registration Statement, for the purpose of considering the Reorganization as described in this Agreement, and it shall be a condition to the obligations of each of the parties hereto that (i) the holders of two-thirds of the shares of beneficial interest of the applicable State Fund issued and outstanding and entitled to vote thereon, voting together as a single class, shall have approved this Agreement at such special meeting at or prior to the Valuation Time, and (ii) the holders of two-thirds of the shares of beneficial interest of each of Class B, Class C, and Class D of the applicable State Fund issued and outstanding and entitled to vote thereon, each class voting separately as a single class, shall have approved this Agreement at such special meeting at or prior to the Valuation Time.

        (b)  Each of Municipal Bond Fund and Municipal Series Trust covenants to operate the business of the National Portfolio and each State Fund, respectively, as presently conducted between the date hereof and the Closing Date.

        (c)  Municipal Series Trust agrees that following the consummation of the Reorganization, it will terminate each State Fund as a separate series of Municipal Series Trust in accordance with the Declaration of Trust of Municipal Series Trust, as amended, the laws of the Commonwealth of Massachusetts, and any other applicable law, it will not make any distributions of any shares of common stock of the National Portfolio other than to the shareholders of the State Funds and without first paying or adequately providing for the payment of all of the State Funds’ liabilities not assumed by the National Portfolio, if any, and on and after the Closing Date, it shall not conduct any business with respect to each State Fund except in connection with such State Fund’s termination.

        (d)  Municipal Bond Fund will file the N-14 Registration Statement with the Securities and Exchange Commission (the “Commission”) and will use its best efforts to provide that the N-14 Registration Statement becomes effective as promptly as practicable. Municipal Bond Fund and Municipal Series Trust agree to cooperate fully with each other, and each will furnish to the other the information relating to the National Portfolio and the State Funds, respectively, to be set forth in the N-14 Registration Statement as required by the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations thereunder, and the state securities laws.

        (e)  Municipal Bond Fund has no plan or intention to sell or otherwise dispose of the assets of any State Fund to be acquired in the Reorganization, except for dispositions made in the ordinary course of business.

        (f)  Each of Municipal Series Trust and Municipal Bond Fund agree that by the Closing Date, all of its Federal and other tax returns and reports required to be filed on or before such date by the State Funds and National Portfolio, respectively, shall have been filed and all taxes shown as due on said returns either have been paid or adequate liability reserves have been provided for the payment of such taxes. In connection with this covenant, the Funds agree to cooperate with each other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes. Municipal Bond Fund agrees to retain for a period of ten (10) years following the Closing Date all returns, schedules and work papers and all material records or other documents relating to tax matters of each State Fund for such State Fund’s taxable period first ending after the Closing Date and for all prior taxable periods. Any information obtained under this subsection shall be kept confidential except as otherwise may be necessary in connection with the filing of returns or claims for refund or in conducting an audit or other proceeding. After the Closing Date, Municipal Series Trust shall prepare, or shall cause its agents to prepare, any Federal, state or local tax returns, including any Forms 1099, required to be filed by or with respect to each State Fund with respect to such State Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and further shall cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities. Notwithstanding the aforementioned provisions of this subsection, any expenses incurred by Municipal Series Trust (other than for payment of taxes) in connection with the preparation and filing of said tax returns and Forms 1099 after the Closing Date shall be borne by such State Funds to the extent such expenses have been accrued by such State Fund in the ordinary course without regard to the Reorganization; any excess expenses shall be borne by Fund Asset Management, L.P. (“FAM”) at the time such tax returns and Forms 1099 are prepared.

        (g)  Municipal Series Trust agrees to mail to the shareholders of record of each State Fund entitled to vote at the special meeting of shareholders of the applicable State Fund at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, a Combined Proxy Statement and Prospectus which complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

        (h)  Following the consummation of the Reorganization, National Portfolio expects to stay in existence and continue its business as a series of an open-end management investment company registered under the 1940 Act.

7.    Closing Date.

        (a)  Delivery of the assets of each State Fund to be transferred, together with any other Investments, and the shares of common stock of the National Portfolio to be issued, shall be made at the offices of Sidley Austin Brown & Wood LLP , 875 Third Avenue, New York, New York 10022, at 10:00 A.M. on the next full business day following the Valuation Time, or at such other place, time and date agreed to in writing by an officer of Municipal Series Trust and an officer of Municipal Bond Fund, the date and time upon which such delivery is to take place being referred to herein as the “Closing Date.” To the extent that any Investments, for any reason, are not transferable on the Closing Date, Municipal Series Trust shall cause such Investments to be transferred to Municipal Bond Fund’s account with The Bank of New York at the earliest practicable date thereafter.

        (b)  Municipal Series Trust will deliver to Municipal Bond Fund on the Closing Date confirmations or other adequate evidence as to the tax basis of each of the Investments delivered to Municipal Bond Fund hereunder, certified by Deloitte & Touche LLP .

        (c)  As soon as practicable after the close of business on the Closing Date, Municipal Series Trust shall deliver to Municipal Bond Fund a list of the names and addresses of all of the shareholders of record of each State Fund on the Closing Date and the number of shares of beneficial interest of each State Fund owned by each such shareholder, certified to the best of their knowledge and belief by FDS or by the President (or any Vice President) of Municipal Series Trust.

        (d)  As used in this Section 7 and throughout this Agreement, the term Closing Date shall refer to each date on which a Reorganization is consummated with respect to the applicable State Fund or State Funds. Each Fund agrees that (i) the consummation of any Reorganization is not contingent upon the consummation of any other Reorganization; (ii) the Reorganization may be consummated separately with respect to each State Fund on one or more Closing Dates; and (iii) the terms of one Reorganization may differ from the terms of any other Reorganization.

8.    Municipal Series Trust Conditions.

        The obligations of Municipal Series Trust on behalf of each State Fund hereunder shall be subject to the following conditions:

        (a)  That this Agreement shall have been adopted, and the Reorganization shall have been approved, by the affirmative vote of (i) the holders of two-thirds of the shares of beneficial interest of the applicable State Fund issued and outstanding and entitled to vote thereon, voting together as a single class at a special meeting of the shareholders of each State Fund, at or prior to the Valuation Time, and (ii) the holders of two-thirds of the shares of beneficial interest of each of Class B, Class C, and Class D of the applicable State Fund issued and outstanding and entitled to vote thereon, each class voting separately as a single class at such special meeting at or prior to the Valuation Time. In addition, this Agreement shall have been adopted, and the Reorganization shall have been approved by the Board of Directors of Municipal Bond Fund; and that Municipal Bond Fund shall have delivered to Municipal Series Trust a copy of the resolution approving this Agreement adopted by the Board of Directors of Municipal Bond Fund, certified by the Secretary of Municipal Bond Fund.

        (b)  That Municipal Bond Fund shall have furnished to Municipal Series Trust a statement of the National Portfolio’s assets and liabilities, with values determined as provided in Section 4 of this Agreement, together with a schedule of the National Portfolio’s investments, all as of the Valuation Time, certified on Municipal Bond Fund’s behalf by its President (or any Vice President) and its Treasurer, and a certificate signed by Municipal Bond Fund’s President (or any Vice President) and its Treasurer, dated as of the Closing Date, certifying that, as of the Valuation Time and as of the Closing Date, there has been no material adverse change in the financial position of the National Portfolio since the date of the most recent Annual Report to Stockholders of Municipal Bond Fund, other than changes in its portfolio securities since that date or changes in the market value of its portfolio securities.

        (c)  That Municipal Bond Fund shall have furnished to Municipal Series Trust a certificate signed by Municipal Bond Fund’s President (or any Vice President) and its Treasurer, dated as of the Closing Date, certifying that, as of the Valuation Time and as of the Closing Date all representations and warranties of Municipal Bond Fund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates, and that Municipal Bond Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

        (e)  That Municipal Series Trust shall have received an opinion as to Maryland law of Sidley Austin Brown & Wood LLP , special Maryland counsel to Municipal Bond Fund, in form satisfactory to Municipal Series Trust and dated as of the Closing Date, to the effect that (i) Municipal Bond Fund is a corporation duly organized, validly existing, and in good standing in conformity with the laws of the State of Maryland; (ii) the Corresponding Shares of the National Portfolio to be delivered to the shareholders of the State Funds as provided for by this Agreement are duly authorized and, upon delivery, will be validly issued and outstanding and fully paid and nonassessable by Municipal Bond Fund, and no shareholder of Municipal Bond Fund has any preemptive right to subscription or purchase in respect thereof (pursuant to the Articles of Incorporation of Municipal Bond Fund, as amended and supplemented, or the by-laws of Municipal Bond Fund, as amended, or, to the best of such counsel’s knowledge, otherwise); (iii) this Agreement has been duly authorized, executed, and delivered by Municipal Bond Fund, and represents a valid and binding contract, enforceable in accordance with its terms, except as enforceability thereof may be limited by bankruptcy, insolvency, reorganization or other similar laws pertaining to the enforcement of creditors’ rights generally and court decisions with respect thereto; provided, such counsel shall express no opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity, and provided further, that such counsel shall express no opinion whether the indemnification covenants contained in this Agreement are permitted by law; (iv) the execution and delivery of this Agreement does not, and the consummation of the Reorganization will not, violate the Articles of Incorporation of Municipal Bond Fund, as amended and supplemented, the by-laws of Municipal Bond Fund, as amended, or, to the best of such counsel’s knowledge, Maryland law; (v) to the best of such counsel’s knowledge, no consent, approval, authorization or order of any Maryland state court or governmental authority is required for the consummation by Municipal Bond Fund of the Reorganization, except such as have been obtained under Maryland law; and (vi) such opinion is solely for the benefit of Municipal Series Trust and its Trustees and officers. In giving the opinion set forth above, Sidley Austin Brown & Wood LLP may state that it is relying on certain certificates of officers of FAM, Merrill Lynch Investment Managers, L.P. (“MLIM”), FDS, and Municipal Bond Fund with regard to matters of fact and certain certificates and written statements of government officials with respect to the organization, existence, and good standing of Municipal Bond Fund.

        (f)  That Municipal Series Trust shall have received an opinion of Clifford Chance Rogers & Wells LLP (“Clifford Chance”), as counsel to Municipal Bond Fund, in form satisfactory to Municipal Series Trust and dated the Closing Date, to the effect that (i) no consent, approval, authorization or order of any United States Federal court or governmental authority is required for the consummation by Municipal Bond Fund of the Reorganization, except such as have been obtained under the 1933 Act, the 1934 Act, and the 1940 Act and the published rules and regulations of the Commission thereunder, and under applicable state securities laws, if any; (ii) the N-14 Registration Statement has become effective under the 1933 Act, no stop order suspending the effectiveness of the N-14 Registration Statement has been issued and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act, and the N-14 Registration Statement, as of its effective date, appears on its face to be appropriately responsive in all material respects to the requirements of the 1933 Act, the 1934 Act, and the1940 Act and the published rules and regulations of the Commission thereunder; (iii) the descriptions in the N-14 Registration Statement of statutes, legal and governmental proceedings and contracts and other documents are accurate and fairly present the information required to be shown; (iv) such counsel does not know of any statutes, legal or governmental proceedings or contracts or other documents related to the Reorganization of a character required to be described in the N-14 Registration Statement which are not described therein or, if required to be filed, filed as required; (v) the execution and delivery of this Agreement does not, and the consummation of the Reorganization will not, violate any material provision of any agreement (known to such counsel) to which Municipal Bond Fund is a party or by which Municipal Bond Fund is bound; (vi) Municipal Bond Fund, to the knowledge of such counsel, is not required to qualify to do business as a foreign corporation in any jurisdiction, except as may be required by state securities laws, and except where each has so qualified or the failure so to qualify would not have a material adverse effect on Municipal Bond Fund, or its stockholders; (vii) such counsel does not have actual knowledge of any material suit, action or legal or administrative proceeding pending or threatened against Municipal Bond Fund, the unfavorable outcome of which would materially and adversely affect Municipal Bond Fund; and (viii) all corporate actions required to be taken by Municipal Bond Fund to authorize this Agreement and to effect the Reorganization have been duly authorized by all necessary corporate actions on the part of Municipal Bond Fund. Such opinion also shall state that (x) while such counsel cannot make any representation as to the accuracy or completeness of statements of fact in the N-14 Registration Statement, nothing has come to its attention that would lead it to believe that, on the effective date of the N-14 Registration Statement, (1) the N-14 Registration Statement contained any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and (2) the combined proxy statement and prospectus included in the N-14 Registration Statement contained any untrue statement of a material fact or omitted to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; and (y) such counsel does not express any opinion or belief as to the financial statements or other financial or statistical data contained or incorporated by reference in the N-14 Registration Statement. In giving the opinion set forth above, Clifford Chance may state that it is relying on certain certificates of officers of FAM, MLIM, FDS, and Municipal Bond Fund with regard to matters of fact; certain certificates and written statements of governmental officials with respect to the good standing of Municipal Bond Fund, and the opinion of Sidley Austin Brown & Wood LLP as to matters of Maryland law.

        (g)  That Municipal Bond Fund on behalf of the National Portfolio shall have received an opinion of Sidley Austin Brown & Wood LLP , special tax counsel to Municipal Bond Fund and the National Portfolio to the effect that for Federal income tax purposes (i) the transfer of substantially all of the assets of each State Fund to the National Portfolio and the simultaneous distribution of shares of common stock of the National Portfolio as provided in the Agreement and Plan will each constitute a reorganization within the meaning of Section 368(a)(1)(C) of the Code, and the National Portfolio and each State Fund will be deemed to be a “party” to the applicable Reorganization within the meaning of Section 368(b) of the Code; (ii) in accordance with Section 361(a) of the Code, no gain or loss will be recognized to any State Fund as a result of the asset transfer in return for shares of common stock of the National Portfolio or on the distribution of the shares of common stock of the National Portfolio to shareholders of such State Fund under Section 361(c)(1) of the Code; (iii) under Section 1032 of the Code, no gain or loss will be recognized to the National Portfolio on the receipt of assets of any State Fund in return for shares of the National Portfolio; (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the shareholders of any State Fund on the receipt of Corresponding Shares of the National Portfolio in return for their respective State Fund shares; (v) in accordance with Section 362(b) of the Code, the tax basis of assets of each State Fund in the hands of the National Portfolio will be the same as the tax basis of such assets in the hands of the respective State Fund immediately prior to the consummation of the applicable Reorganization; (vi) in accordance with Section 358 of the Code, immediately after the applicable Reorganization, the tax basis of the Corresponding Shares of the National Portfolio received by the shareholders of a State Fund in the applicable Reorganization will be equal to the tax basis of the shares of beneficial interest of the respective State Fund surrendered; (vii) in accordance with Section 1223 of the Code, a shareholder’s holding period for the Corresponding Shares of the National Portfolio will be determined by including the period for which such shareholder held the shares of their respective State Fund, provided, that such State Fund shares were held as a capital asset; (viii) in accordance with Section 1223 of the Code, the National Portfolio’s holding period with respect to the assets of any State Fund transferred will include the period for which such assets were held by the State Funds; and (ix) the taxable year of each State Fund will end on the effective date of the applicable Reorganization, and pursuant to Section 381(a) of the Code and regulations thereunder, the National Portfolio will succeed to and take into account certain tax attributes of the State Funds, such as earnings and profits, capital loss carryovers and method of accounting.

        (h)  That all proceedings taken by Municipal Bond Fund and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to Municipal Series Trust.

        (i)  That the N-14 Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Municipal Bond Fund, contemplated by the Commission.

        (j)  That Municipal Series Trust shall have received from Deloitte & Touche LLP a letter dated within three days prior to the effective date of the N-14 Registration Statement and a similar letter dated within five days prior to the Closing Date, in form and substance satisfactory to Municipal Series Trust, to the effect that (i) they are independent public accountants with respect to Municipal Bond Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder; (ii) in their opinion, the financial statements and supplementary information of the National Portfolio included or incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder; and (iii) on the basis of limited procedures agreed upon by Municipal Series Trust and Municipal Bond Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards) consisting of a reading of any unaudited interim financial statements and unaudited supplementary information of the National Portfolio included in the N-14 Registration Statement, and inquiries of certain officials of Municipal Bond Fund responsible for financial and accounting matters, nothing came to its attention that caused them to believe that (a) such unaudited financial statements and related unaudited supplementary information do not comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder, (b) such unaudited financial statements are not fairly presented in conformity with generally accepted accounting principles, applied on a basis substantially consistent with that of the audited financial statements, or (c) such unaudited supplementary information is not fairly stated in all material respects in relation to the unaudited financial statements taken as a whole; and (iv) on the basis of limited procedures agreed upon by Municipal Series Trust and Municipal Bond Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the information relating to the National Portfolio appearing in the N-14 Registration Statement, which information is expressed in dollars (or percentages derived from such dollars) (with the exception of performance comparisons, if any), if any, has been obtained from the accounting records of Municipal Bond Fund or from schedules prepared by officials of Municipal Bond Fund having responsibility for financial and reporting matters and such information is in agreement with such records, schedules or computations made therefrom.

        (k)  That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened which would materially affect the financial condition of Municipal Bond Fund or would prohibit the Reorganization.

        (l)  That Municipal Series Trust shall have received from the Commission such orders or interpretations as Sidley Austin Brown & Wood LLP , as counsel to Municipal Series Trust and each State Fund, deems reasonably necessary or desirable under the 1933 Act, the 1934 Act, and the 1940 Act in connection with the Reorganization, provided, that such counsel shall have requested such orders as promptly as practicable, and all such orders shall be in full force and effect.

    9.    Municipal Bond Fund Conditions.

        The obligations of Municipal Bond Fund, on behalf of the National Portfolio hereunder shall be subject to the following conditions:

        (a)  That this Agreement shall have been adopted, and the Reorganization shall have been approved, by the Board of Trustees of Municipal Series Trust and by the affirmative vote of (i) the holders of two-thirds of the shares of beneficial interest of the applicable State Fund issued and outstanding and entitled to vote thereon, all classes voting together as a single class at a special meeting of the shareholders of each State Fund, at or prior to the Valuation Time, and (ii) the holders of two-thirds of the shares of beneficial interest of each of Class B, Class C, and Class D of the applicable State Fund issued and outstanding and entitled to vote thereon, each class voting separately as a single class at such special meeting at or prior to the Valuation Time; and that Municipal Series Trust shall have delivered to Municipal Bond Fund a copy of the resolution approving this Agreement adopted by the Board of Trustees of Municipal Series Trust, and a certificate setting forth the vote of the shareholders of each State Fund obtained, each certified by the Secretary of Municipal Series Trust.

        (b)  That Municipal Series Trust shall have furnished to Municipal Bond Fund a statement of each State Fund’s assets and liabilities, with values determined as provided in Section 4 of this Agreement, together with a schedule of Investments with their respective dates of acquisition and tax costs, all as of the Valuation Time, certified on behalf of Municipal Series Trust by its President (or any Vice President) and its Treasurer, and a certificate of both such officers, dated the Closing Date, certifying that as of the Valuation Time and as of the Closing Date, there has been no material adverse change in the financial position of each State Fund since the date of the most recent Annual Report to shareholders of each such State Fund, other than changes in the Investments since that date or changes in the market value of the Investments.

        (c)  That Municipal Series Trust shall have furnished to Municipal Bond Fund a certificate signed by the President of Municipal Series Trust (or any Vice President) and its Treasurer, dated the Closing Date, certifying that as of the Valuation Time and as of the Closing Date, all representations and warranties of Municipal Series Trust made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates and that Municipal Series Trust has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to such dates.

        (d)  That Municipal Series Trust shall have delivered to Municipal Bond Fund a letter from Deloitte & Touche LLP , dated the Closing Date, stating that such firm has performed a limited review of the Federal, state and local income tax returns of Municipal Series Trust with respect to each State Fund for the period ended July 31, 2001 (which returns originally were prepared and filed by Municipal Series Trust), and that based on such limited review, nothing came to their attention which caused them to believe that such returns did not properly reflect, in all material respects, the Federal, state and local income taxes of each State Fund for the period covered thereby; and that for the period from August 1, 2001, to and including the Closing Date and for any taxable year of Municipal Series Trust ending upon the termination of the last State Fund to be so terminated, such firm has performed a limited review to ascertain the amount of applicable Federal, state and local taxes, and has determined that either such amount has been paid or reserves established for payment of such taxes, this review to be based on unaudited financial data; and that based on such limited review, nothing has come to their attention which caused them to believe that the taxes paid or reserves set aside for payment of such taxes were not adequate in all material respects for the satisfaction of Federal, state and local taxes for the period from August 1, 2001, to and including the Closing Date and for any taxable year of Municipal Series Trust ending upon the termination of the last State Fund to be so terminated or that Municipal Series Trust would not continue to qualify as a regulated investment company for Federal income tax purposes.

(e) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

        (f)  That Municipal Bond Fund shall have received an opinion of Bingham Dana LLP, Massachusetts counsel to Municipal Series Trust, in form satisfactory to Municipal Bond Fund and dated as of the Closing Date, to the effect that (i) Municipal Series Trust is a trust with transferable shares of beneficial interests validly existing and in good standing in conformity with the laws of the Commonwealth of Massachusetts; (ii) this Agreement, to the extent Massachusetts law applies, has been duly authorized and executed by Municipal Series Trust; (iii) the execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly authorized by Municipal Series Trust; (iv) the execution and delivery of this Agreement and the consummation of the Reorganization do not violate the Declaration of Trust of Municipal Series Trust, as amended, the by-laws of Municipal Series Trust, as amended, or, to the best of such counsel’s knowledge, Massachusetts law; and (v) to the best of such counsel’s knowledge, no consent, approval, authorization or order of any Massachusetts state court or governmental authority is required for the consummation by Municipal Series Trust of the Reorganization, except (a) a filing with the Secretary of the Commonwealth of Massachusetts to terminate each State Fund as a series of Municipal Series Trust, and (b) such as may be required under Massachusetts state securities laws, about which such counsel need not express any opinion. Such opinion may state that it is solely for the benefit of Municipal Bond Fund and its Directors and officers. In giving the opinion set forth above, Bingham Dana LLP may state that it is relying on certain certificates of officers of FAM, MLIM, FDS, and Municipal Series Trust with regard to matters of fact and certain certificates and written statements of government officials with respect to the organization, existence, and good standing of Municipal Series Trust.

        (g)  That Municipal Bond Fund shall have received an opinion of Sidley Austin Brown & Wood LLP , as counsel to Municipal Series Trust and each State Fund, in form satisfactory to Municipal Bond Fund and dated as of the Closing Date, with respect to the matters specified in Section 8(f) of this Agreement and such other matters as Municipal Bond Fund reasonably may deem necessary or desirable.

        (h)  That Municipal Bond Fund shall have received an opinion of Sidley Austin Brown & Wood LLP , as special tax counsel to Municipal Series Trust and each State Fund, with respect to the matters specified in Section 8(g) of this Agreement.

        (i)  That the Investments to be transferred to Municipal Bond Fund shall not include any assets or liabilities which the National Portfolio, by reason of charter limitations or otherwise, may not properly acquire or assume [or which may not be disposed of in the ordinary course of business of the National Portfolio].

        (j)  That all proceedings taken by Municipal Series Trust and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to Municipal Bond Fund.

        (k)  That the N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Municipal Series Trust, contemplated by the Commission.

        (l)  That Municipal Bond Fund shall have received from Deloitte & Touche LLP a letter dated within three days prior to the effective date of the N-14 Registration Statement and a similar letter dated within five days prior to the Closing Date, in form and substance satisfactory to Municipal Bond Fund, to the effect that (i) they are independent public accountants with respect to Municipal Series Trust within the meaning of the 1933 Act and the applicable published rules and regulations thereunder; (ii) in their opinion, the financial statements and supplementary information of each State Fund included or incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder; (iii) on the basis of limited procedures agreed upon by Municipal Series Trust and Municipal Bond Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards) consisting of a reading of any unaudited interim financial statements and unaudited supplementary information of each State Fund included in the N-14 Registration Statement, and inquiries of certain officials of Municipal Series Trust responsible for financial and accounting matters, nothing came to their attention that caused them to believe that (a) such unaudited financial statements and related unaudited supplementary information do not comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder, (b) such unaudited financial statements are not fairly presented in conformity with generally accepted accounting principles, applied on a basis substantially consistent with that of the audited financial statements, or (c) such unaudited supplementary information is not fairly stated in all material respects in relation to the unaudited financial statements taken as a whole; and (iv) on the basis of limited procedures agreed upon by Municipal Series Trust and Municipal Bond Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the information relating to each State Fund appearing in the N-14 Registration Statement, which information is expressed in dollars (or percentages derived from such dollars) (with the exception of performance comparisons, if any), if any, has been obtained from the accounting records of Municipal Series Trust or from schedules prepared by officials of Municipal Series Trust having responsibility for financial and reporting matters and such information is in agreement with such records, schedules or computations made therefrom.

        (m)  That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened which would materially affect the financial condition of Municipal Series Trust or would prohibit the Reorganization.

        (n)  That, Municipal Bond Fund shall have received from the Commission such orders or interpretations as Clifford Chance, as counsel to Municipal Bond Fund, deems reasonably necessary or desirable under the 1933 Act, the 1934 Act, and the 1940 Act in connection with the Reorganization, provided, that such counsel shall have requested such orders as promptly as practicable, and all such orders shall be in full force and effect.

        (o)  That prior to the Closing Date, Municipal Series Trust shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to shareholders of each State Fund all of such State Fund’s investment company taxable income, tax-exempt net income, and net capital gain for the period from August 1, 2001 to and including the Closing Date, if any (computed without regard to any deduction for dividends paid), and all of such State Fund’s net capital gain, if any, realized for the period from August 1, 2001 to and including the Closing Date.

10.    Termination, Postponement and Waivers.

        (a)  Notwithstanding anything contained in this Agreement to the contrary, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of a State Fund) prior to the Closing Date, or the Closing Date may be postponed, (i) by mutual consent of the Board of Trustees of Municipal Series Trust and the Board of Directors of Municipal Bond Fund; (ii) by the Board of Trustees of Municipal Series Trust if any condition of Municipal Series Trust’s obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by such Board; or (iii) by the Board of Directors of Municipal Bond Fund if any condition of Municipal Bond Fund’s obligations set forth in Section 9 of this Agreement has not been fulfilled or waived by such Board.

        (b)  If the transaction or transactions contemplated by this Agreement have not been consummated by December 31, 2002, this Agreement automatically shall terminate on that date, unless a later date is mutually agreed to in writing by the Board of Trustees of Municipal Series Trust and the Board of Directors of Municipal Bond Fund.

        (c)  In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of either Municipal Series Trust or Municipal Bond Fund or persons who are their trustees, directors, officers, agents, stockholders or shareholders in respect of this Agreement.

        (d)  At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the Board of Trustees of Municipal Series Trust or the Board of Directors of Municipal Bond Fund, respectively (whichever is entitled to the benefit thereof), if, in the judgment of such Board after consultation with its counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of each State Fund and the National Portfolio, respectively, on behalf of which such action is taken. In addition, the Board of Trustees of Municipal Series Trust and the Board of Directors of Municipal Bond Fund have delegated to FAM, as the investment advisor to each, the ability to make non-material changes to the transaction if FAM deems it to be in the best interests of Municipal Series Trust and Municipal Bond Fund to do so.

        (e)  The respective representations and warranties contained in Sections 1 and 2 of this Agreement shall expire with, and be terminated by, the consummation of the Reorganization, and neither Municipal Series Trust nor Municipal Bond Fund nor any of their officers, directors or trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, director or trustee, agent or shareholder of Municipal Series Trust or any officer, director or trustee, agent or stockholder of Municipal Bond Fund against any liability to the entity for which that officer, director or trustee, agent or stockholder or shareholder so acts or to its shareholders or stockholders, to which that officer, director or trustee, agent or shareholder or shareholder otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

        (f)  If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing Date and shall impose any terms or conditions which are determined by action of the Board of Trustees of Municipal Series Trust and the Board of Directors of Municipal Bond Fund to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of each State Fund unless such terms and conditions shall result in a change in the method of computing the number of shares of common stock of the National Portfolio to be issued to Municipal Series Trust for distribution to the shareholders of each State Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of each State Fund prior to the meetings at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless Municipal Series Trust promptly shall call a special meeting of shareholders of each State Fund at which such conditions so imposed shall be submitted for approval.

11.    Indemnification.

        (a)  Municipal Series Trust hereby agrees to indemnify and hold Municipal Bond Fund harmless from all loss, liability and expense (including reasonable counsel fees and expenses in connection with the contest of any claim) which Municipal Bond Fund may incur or sustain by reason of the fact that (i) Municipal Bond Fund shall be required to pay any corporate obligation of Municipal Series Trust, whether consisting of tax deficiencies or otherwise, based upon a claim or claims against Municipal Series Trust or the State Funds which were omitted or not fairly reflected in the financial statements to be delivered to Municipal Bond Fund in connection with the Reorganization; (ii) prior to the Reorganization, any representations or warranties made by Municipal Series Trust in this Agreement should prove to be false or erroneous in any material respect; (iii) any covenant of Municipal Series Trust has been breached in any material respect; or (iv) any claim is made alleging that (a) the N-14 Registration Statement included any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein not misleading or (b) the Combined Proxy Statement and Prospectus delivered to the shareholders of the State Funds and forming a part of the N-14 Registration Statement included any untrue statement of a material fact or omitted to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading, except insofar as such claim is based on written information furnished to Municipal Series Trust by Municipal Bond Fund.

        (b)  Municipal Bond Fund hereby agrees to indemnify and hold Municipal Series Trust harmless from all loss, liability and expenses (including reasonable counsel fees and expenses in connection with the contest of any claim) which Municipal Series Trust may incur or sustain by reason of the fact that (i) prior to the Reorganization, any representations or warranties made by Municipal Bond Fund in this Agreement should prove false or erroneous in any material respect, (ii) any covenant of Municipal Bond Fund has been breached in any material respect, or (iii) any claim is made alleging that (a) the N-14 Registration Statement included any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein, not misleading or (b) the Combined Proxy Statement and Prospectus delivered to shareholders of the State Funds and forming a part of the N-14 Registration Statement included any untrue statement of a material fact or omitted to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made not misleading, except insofar as such claim is based on written information furnished to Municipal Bond Fund by Municipal Series Trust.

        (c)  In the event that any claim is made against Municipal Bond Fund in respect of which indemnity may be sought by Municipal Bond Fund from Municipal Series Trust under Section 11(a) of this Agreement, or in the event that any claim is made against Municipal Series Trust in respect of which indemnity may be sought by Municipal Series Trust from Municipal Bond Fund under Section 11(b) of this Agreement, then the party seeking indemnification (the “Indemnified Party”), with reasonable promptness and before payment of such claim, shall give written notice of such claim to the other party (the “Indemnifying Party”). If no objection as to the validity of the claim is made in writing to the Indemnified Party by the Indemnifying Party within thirty (30) days after the giving of notice hereunder, then the Indemnified Party may pay such claim and shall be entitled to reimbursement therefor, pursuant to this Agreement. If, prior to the termination of such thirty-day period, objection in writing as to the validity of such claim is made to the Indemnified Party, the Indemnified Party shall withhold payment thereof until the validity of such claim is established (i) to the satisfaction of the Indemnifying Party, or (ii) by a final determination of a court of competent jurisdiction, whereupon the Indemnified Party may pay such claim and shall be entitled to reimbursement thereof, pursuant to this Agreement, or (iii) with respect to any tax claims, within seven (7) calendar days following the earlier of (A) an agreement between Municipal Series Trust and Municipal Bond Fund that an indemnity amount is payable, (B) an assessment of a tax by a taxing authority, or (c) a “determination” as defined in Section 1313(a) of the Code. For purposes of this Section 11, the term “assessment” shall have the same meaning as used in Chapter 63 of the Code and Treasury Regulations thereunder, or any comparable provision under the laws of the appropriate taxing authority. In the event of any objection by the Indemnifying Party, the Indemnifying Party promptly shall investigate the claim, and if it is not satisfied with the validity thereof, the Indemnifying Party shall conduct the defense against such claim. All costs and expenses incurred by the Indemnifying Party in connection with such investigation and defense of such claim shall be borne by it. These indemnification provisions are in addition to, and not in limitation of, any other rights the parties may have under applicable law.

12.    Other Matters.

        (a)  Pursuant to Rule 145 under the 1933 Act, and in connection with the issuance of any shares of common stock of the National Portfolio to any person who at the time of the Reorganization is, to its knowledge, an affiliate of a party to the Reorganization pursuant to Rule 145(c) under the 1933 Act, Municipal Bond Fund will cause to be affixed upon the certificate(s) issued to such person (if any) a legend as follows:

THESE SHARES ARE SUBJECT TO RESTRICTIONS ON TRANSFER UNDER THE SECURITIES ACT OF 1933 AND MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO MERRILL LYNCH MUNICIPAL BOND FUND, INC. (OR ITS STATUTORY SUCCESSOR) OR ITS PRINCIPAL UNDERWRITER UNLESS (I) A REGISTRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933 OR (II) IN THE OPINION OF COUNSEL REASONABLY SATISFACTORY TO THE FUND, SUCH REGISTRATION IS NOT REQUIRED.

and, further, that stop transfer instructions will be issued to FDS with respect to such shares of common stock. Municipal Series Trust will provide Municipal Bond Fund on the Closing Date with the name of any shareholder of any State Fund who is to the knowledge of Municipal Series Trust an affiliate of Municipal Series Trust on such date.

        (b)  All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

        (c)  Any notice, report or demand required or permitted by any provision of this Agreement shall be in writing and shall be made by hand delivery, prepaid certified mail or overnight service, addressed to Municipal Series Trust or Municipal Bond Fund, in either case at 800 Scudders Mill Road, Plainsboro, New Jersey 08536, Attn: Terry K. Glenn, President.

        (d)  This Agreement supersedes all previous correspondence and oral communications between the parties regarding the Reorganization, constitutes the only understanding with respect to the Reorganization, may not be changed except by a letter of agreement signed by each party and shall be governed by and construed in accordance with the laws of the State of New York applicable to agreements made and to be performed in said state.

        (e)  A copy of Municipal Series Trust’s Declaration of Trust, as amended, is on file with the Secretary of the Commonwealth of Massachusetts. Municipal Bond Fund acknowledges that the obligations of or arising out of this instrument are not binding upon any of Municipal Series Trust’s trustees, officers, employees, agents or shareholders individually, but are binding solely upon the assets and property of Municipal Series Trust. Municipal Bond Fund further acknowledges that the assets and liabilities of each series of Municipal Series Trust are separate and distinct and that the obligations of or arising out of this instrument are binding solely upon the assets or property of the series on whose behalf Municipal Series Trust has executed this Agreement.

        (f)  Copies of the Articles of Incorporation of Municipal Bond Fund, as amended and supplemented, are on file with the Department of Assessments and Taxation of the State of Maryland and notice is hereby given that this instrument is executed on behalf of the Directors of Municipal Bond Fund.

        This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

MERRILL LYNCH MUNICIPAL BOND FUND , INC . ON BEHALF OF THE NATIONAL PORTFOLIO

Attest:

By: /s/ DONALD C. BURKE
Donald C. Burke, Vice President and Treasurer

/s/ ALICE A. PELLEGRINO

Alice A. Pellegrino, Secretary

MERRILL LYNCH MULTI -STATE MUNICIPAL SERIES TRUST ON BEHALF OF MERRILL LYNCH ARIZONA MUNICIPAL BOND FUND

Attest:

By: /s/ DONALD C. BURKE
Donald C. Burke, Vice President and Treasurer

/s/ ALICE A. PELLEGRINO

Alice A. Pellegrino, Secretary

MERRILL LYNCH MULTI -STATE MUNICIPAL SERIES TRUST ON BEHALF OF MERRILL LYNCH CONNECTICUT MUNICIPAL BOND FUND

Attest:

By: /s/ DONALD C. BURKE
Donald C. Burke, Vice President and Treasurer

/s/ ALICE A. PELLEGRINO

Alice A. Pellegrino, Secretary

MERRILL LYNCH MULTI -STATE MUNICIPAL SERIES TRUST ON BEHALF OF MERRILL LYNCH MARYLAND MUNICIPAL BOND FUND

Attest:

By: /s/ DONALD C. BURKE
Donald C. Burke, Vice President and Treasurer

/s/ ALICE A. PELLEGRINO

Alice A. Pellegrino, Secretary

MERRILL LYNCH MULTI -STATE MUNICIPAL SERIES TRUST ON BEHALF OF MERRILL LYNCH MASSACHUSETTS MUNICIPAL BOND FUND

Attest:

By: /s/ DONALD C. BURKE
Donald C. Burke, Vice President and Treasurer

/s/ ALICE A. PELLEGRINO

Alice A. Pellegrino, Secretary

MERRILL LYNCH MULTI -STATE MUNICIPAL SERIES TRUST ON BEHALF OF MERRILL LYNCH MICHIGAN MUNICIPAL BOND FUND

Attest:

By: /s/ DONALD C. BURKE
Donald C. Burke, Vice President and Treasurer

/s/ ALICE A. PELLEGRINO

Alice A. Pellegrino, Secretary

MERRILL LYNCH MULTI -STATE MUNICIPAL SERIES TRUST ON BEHALF OF MERRILL LYNCH MINNESOTA MUNICIPAL BOND FUND

Attest:

By: /s/ DONALD C. BURKE
Donald C. Burke, Vice President and Treasurer

/s/ ALICE A. PELLEGRINO

Alice A. Pellegrino, Secretary

MERRILL LYNCH MULTI -STATE MUNICIPAL SERIES TRUST ON BEHALF OF MERRILL LYNCH NORTH CAROLINA MUNICIPAL BOND FUND

Attest:

By: /s/ DONALD C. BURKE
Donald C. Burke, Vice President and Treasurer

/s/ ALICE A. PELLEGRINO

Alice A. Pellegrino, Secretary

MERRILL LYNCH MULTI -STATE MUNICIPAL SERIES TRUST ON BEHALF OF MERRILL LYNCH OHIO MUNICIPAL BOND FUND

Attest:

By: /s/ DONALD C. BURKE
Donald C. Burke, Vice President and Treasurer

/s/ ALICE A. PELLEGRINO

Alice A. Pellegrino, Secretary

MERRILL LYNCH MULTI -STATE MUNICIPAL SERIES TRUST ON BEHALF OF MERRILL LYNCH TEXAS MUNICIPAL BOND FUND

Attest:

By: /s/ DONALD C. BURKE
Donald C. Burke, Vice President and Treasurer

/s/ ALICE A. PELLEGRINO

Alice A. Pellegrino, Secretary

EXHIBIT II

INFORMATION PERTAINING TO BOARD MEMBER NOMINEES

        Certain biographical and other information relating to the Board Member nominee who is an “interested person”, as defined in the Investment Company Act, of Municipal Series Trust is set forth below:

Name, Address and Age of Board Member Nominee	Position(s) Held with Municipal Series Trust	Term of Office* and Length of Time Served	Principal Occupation During Past Five Years	Number of MLIM/FAM- Advised Funds Overseen	Public Directorships
Terry K. Glenn (61)** P.O. Box 9011 Princeton, New Jersey 08543-9011	Trustee and President	Trustee since 1999; President since 1999***	Chairman (Americas Region) since 2001, and Executive Vice
President since 1983 of FAM and MLIM (the terms FAM and
MLIM, as used herein, include their corporate predecessors);
President of Merrill Lynch Mutual Funds since 1999; President of
FAM Distributors, Inc. (“FAMD”) since 1986 and Director thereof since 1991; Executive Vice President and Director of Princeton
Services, Inc. (“Princeton Services”) since 1993; President of
Princeton Administrators, L.P. since 1988; Director of Financial
			Data Services, Inc. since 1985.	133 registered investment companies consisting of 196 portfolios	None

*	If elected each Board Member nominee will serve until their successors have been duly elected and qualified or until their resignation or removal.

**
Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an “interested person,” as defined in the Investment Company Act, of Municipal Series Trust based on his positions as Chairman (Americas Region) and Executive Vice President of FAM and MLIM; President of FAMD; Executive Vice President of Princeton Services; and President of Princeton Administrators, L.P.

***	Mr. Glenn served as Executive Vice President from 1993 until his election as President in 1999.

        Certain biographical and other information relating to the Board Member nominees who are not “interested persons”, as defined in the Investment Company Act, of the Municipal Series Trust is set forth below:

Name, Address and Age of Board Member Nominee	Position(s) Held with Municipal Series Trust	Term of Office* and Length of Time Served	Principal Occupation During Past Five Years	Number of MLIM/FAM- Advised Funds Overseen	Public Directorships
James H. Bodurtha (57)** 36 Popponesset Road Cotuit, Massachusetts 02635	Trustee	Trustee since 1995	Director and Executive Vice President, The China Business
Group, Inc. since 1995; Director, The Cahoon Museum of
American Art since 1999; Chairman and Chief Executive
Officer, China Enterprise Management Corporation from
1993 to 1996; Chairman, Berkshire Holdings Corporation
since 1980; Partner, Squire, Sanders & Dempsey from 1980
			to 1993.	33 registered investment companies consisting of 37 portfolios	None

Joe Grills (66)** P.O. Box 98 Rapidan, Virginia 22733	N/A	N/A	Member of the Committee of Investment of Employee
Benefit Assets of the Association of Financial Professionals
(“CIEBA”) since 1986; Member of CIEBA’s Executive
Committee since 1988 and its Chairman from 1991 to 1992;
Assistant Treasurer of International Business Machines
Corporation (“IBM”) and Chief Investment Officer of IBM
Retirement Funds from 1986 to 1993; Member of the
Investment Advisory Committee of the State of New York
Common Retirement Fund since 1989; Member of the
Investment Advisory Committee of the Howard Hughes
Medical Institute from 1997 to 2000; Director, Duke
Management Company since 1992 and Vice Chairman
thereof since 1998; Director, LaSalle Street Fund since 1995;
Director, Kimco Realty Corporation since 1997; Member of
the Investment Advisory Committee of the Virginia
Retirement System since 1998; Director, Montpelier
Foundation since 1998 and its Vice Chairman since 2000;
Member of the Investment Committee of the Woodberry
Forest School since 2000; Member of the Investment
Committee of the National Trust for Historic Preservation
			since 2000.	20 registered investment companies consisting of 49 portfolios	Kimco Realty Corporation

Herbert I. London (62)** 2 Washington Square Village New York, New York 10012	Trustee	Trustee since 1987	John M. Olin Professor of Humanities, New York University
since 1993 and Professor thereof since 1980; President,
Hudson Institute since 1997 and Trustee thereof since 1980;
Dean, Gallatin Division of New York University from 1976
to 1993; Distinguished Fellow, Herman Kahn Chair, Hudson
Institute from 1984 to 1985; Director, Damon Corp. from
1991 to 1995; Overseer, Center for Naval Analyses from
			1983 to 1993; Limited Partner, Hypertech LP since 1996.	33 registered investment companies consisting of 37 portfolios	None

Name, Address and Age of Board Member Nominee	Position(s) Held with Municipal Series Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of MLIM/FAM- Advised Funds Overseen	Public Directorships
André F. Perold (49)** Morgan Hall Soldiers Field Boston, Massachusetts 02163	Trustee	Trustee since 1985	Harvard Business School: George Gund Professor of Finance
and Banking since 2000; Sylvan C. Coleman Professor of
Financial Management from 1993 to 2000; Trustee,
Commonfund since 1989; Director, Sanlam Limited and
Sanlam Life since 2001; Director, Genbel Securities Limited
and Gensec Bank since 1999; Director, Stockback.com since
2000; Director, Sanlam Investment Management from 1999
to 2001; Director, Bulldogresearch.com since 2000; Director,
			Quantec Limited 1991 to 1999.	33 registered investment companies consisting of 37 portfolios	None

Roberta Cooper Ramo (58)** P.O. Box 2168 500 Fourth Street, N.W. Albuquerque, New Mexico 87107	Trustee	Trustee since 2000	Shareholder, Modrall, Sperling, Roehl, Harris & Sisk, P.A.
since 1993; President, American Bar Association from 1995
to 1996 and Member of the Board of Governors thereof from
1994 to 1997; Partner, Poole, Kelly & Ramo, Attorneys at
Law, P.C. from 1977 to 1993; Director, Coopers, Inc. since
1999; Director ECMC Group (service provider to students,
schools and lenders) since 2001; Director, United New
Mexico Bank (now Wells Fargo) from 1983 to 1988;
Director, First National Bank of New Mexico (now First
			Security) from 1975 to 1976.	33 registered investment companies consisting of 37 portfolios	None

Robert S. Salomon, Jr. (64)** 106 Dolphin Cove Quay Stamford, Connecticut 06902	N/A	N/A	Principal of STI Management (investment adviser) since
1994; Chairman and CEO of Salomon Brothers Asset
Management Inc. from 1992 to 1995; Chairman of Salomon
Brothers Equity Mutual Funds from 1992 to 1995; regular
columnist with Forbes Magazine from 1991 to 2001;
Director of Stock Research and U.S. Equity Strategist at
Salomon Brothers Inc. from 1975 to 1991; Trustee,
Commonfund
			from 1980 to 2001.	16 registered investment companies consisting of 36 portfolios	None

Melvin R. Seiden (71)** 780 Third Avenue, Suite 2502, New York, New York 10017	N/A	N/A	Director of Silbanc Properties, Ltd. (real estate, investment and consulting) since 1987; Chairman and President of Seiden & de Cuevas, Inc. (private investment firm) from 1964 to 1987.	16 registered investment companies consisting of 36 portfolios	None

Stephen B. Swensrud (68)** 88 Broad Street, 2nd Floor, Boston, Massachusetts 02110	N/A	N/A	Chairman of Fernwood Advisors (investment adviser) since
1996; Principal of Fernwood Associates (financial
consultant) since 1975; Chairman of RPP Corporation
(manufacturing) since 1978; Director, International Mobile
			Communications, Inc. (telecommunications) since 1998.	42 registered investment companies consisting of 87 portfolios	None

*	If elected each Board Member nominee will serve until their successors have been duly elected and qualified or until their registration or removal.
**
Each of the Board Member nominees is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. and is a member of the Audit and Nominating Committee of each B on which he or she currently serves as a Board Member and will be a member of the Audit and Nominating Committee of Municipal Series Trust.

        Certain biographical and other information relating to the officers of Municipal Series Trust is set forth below:

Name, Address and Age of Officer	Position(s) Held with Municipal Series Trust	Term of Office** and Length of Time Served	Principal Occupation During Past Five Years	Number of MLIM/FAM- Advised Funds Overseen	Public Directorships
Donald C. Burke (41)	Vice President and Treasurer	Vice President since 1993; Treasurer since 1999	First Vice President of FAM and MLIM since 1997 and the
Treasurer thereof since 1999; Senior Vice President and
Treasurer of Princeton since 1999; Vice President of FAMD
since 1999; Vice President of FAM and MLIM from 1990 to
			1997; Director of Taxation of MLIM since 1990.	133 registered investment companies consisting of 196 portfolios	None

Kenneth A. Jacob (50)	Senior Vice President	Senior Vice President since 2001***	First Vice President of MLIM since 1997; Vice President of MLIM from 1984 to 1997; Vice President of FAM since 1984.	47 registered investment companies consisting of 50 portfolios	None

John Loffredo (38)	Senior Vice President	Senior Vice President since 2001	First Vice President of MLIM since 1997; Vice President of MLIM from 1991 to 1997.	47 registered investment companies consisting of 50 portfolios	None

Alice A. Pellegrino (41)	Secretary	Secretary since 1999	Director (Legal Advisory) of MLIM since 2002; Vice President of MLIM from 1999 to 2002; Attorney associated with MLIM; Associate with Kirkpatrick & Lockhart LLP from 1992 to 1997.	40 registered investment companies consisting of 49 portfolios	None

William R. Bock (66)	Vice President and Portfolio Manager	Vice President since 1997	Vice President of MLIM since 1989.	8 registered investment companies consisting of 8 portfolios	None

Robert A. DiMella, CFA (35)	Vice President and Portfolio Manager	Vice President since 1998	Vice President of MLIM since 1997; Assistant Vice President of MLIM from 1995 to 1997.	11 registered investment companies consisting of 14 portfolios	None

Theodore R. Jaeckel, Jr. (42)	Vice President and Portfolio Manager	Vice President since 1997	Director (Municipal Tax-Exempt Fund Management) of MLIM since 1997; Vice President of MLIM since 1991.	10 registered investment companies consisting of 10 portfolios	None

Michael Kalinoski (31)	Vice President and Portfolio Manager	Vice President since 1999	Vice President and Portfolio Manager of MLIM since 1999; Head Municipal Bond Trader with Strong Funds from 1996 to 1999.	6 registered investment companies consisting of 6 portfolios	None

Walter O’Connor (40)	Vice President and Portfolio Manager	Vice President since 1998	Director (Municipal Tax-Exempt) of MLIM since 1997; Vice President of MLIM from 1993 to 1997.	4 registered investment companies consisting of 4 portfolios	None

Roberto W. Roffo (36)	Vice President and Portfolio Manager	Vice President since 1998	Vice President of MLIM since 1996; Portfolio Manager with MLIM since 1992.	5 registered investment companies consisting of 5 portfolios	None

Robert D. Sneeden (49)	Vice President and Portfolio Manager	Vice President since 1997	Assistant Vice President and Portfolio Manager of MLIM since 1994.	4 registered investment companies consisting of 4 portfolios	None

Fred K. Steube (51)	Vice President and Portfolio Manager	Vice President since 1993	Vice President of MLIM since 1989.	6 registered investment companies consisting of 6 portfolios	None

*	The address of each officer listed above is P.O. Box 9011, Princeton, New Jersey 08543-9011.
**	Elected by and serves at the pleasure of the Board of Municipal Series Trust.
***	Mr. Jacob served as Vice President from 1993 until his election as Senior Vice President in 2001.

        Information relating to the share ownership by the Board Member nominees as of the Record Date is set forth in the chart below:

Name	Aggregate Dollar Range of Equity in Each Series	Aggregate Dollar Range of Securities in All Registered Funds Overseen by Nominee in Merrill Lynch Family of Funds
Terry K. Glenn	$0	over $100,000
James H. Bodurtha	$0	$50,001-$100,000
Joe Grills	$0	over $100,000
Herbert I. London	$10,001-$50,000 of the New York Fund	$50,001-$100,000
André F. Perold	$0	over $100,000
Roberta Cooper Ramo	$0	$0
Robert S. Salomon, Jr.	$0	$0
Melvin R. Seiden	$0	$1-$10,000
Stephen B. Swensrud	$0	$0

        As of the Record Date, no Board Member Nominee who is a non-interested person of Municipal Series Fund owned securities beneficially or of record in ML & Co.

EXHIBIT III

RATINGS OF MUNICIPAL BONDS AND COMMERCIAL PAPER

Description of Moody’s Investors Service, Inc.’s (“Moody’s”) Municipal Bond Ratings

Aaa	Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A	Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca	Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C	Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

        Note:    These bonds in the Aa, A, Baa, Ba and B groups which Moody’s believes possess the strongest investment attributes are designated by the symbols Aal, A1, Baal, Bal and B1.

        Short term Notes:    The three ratings of Moody’s for short-term notes are MIG 1/VMIG 1, MIG 2/VMIG 2, and MIG 3/VMIG 3; MIG I/VMIG 1 denotes “best quality, enjoying strong protection from established cash flows”; MIG 2/VMIG 2 denotes “high quality” with “ample margins of protection”; MIG 3/VMIG 3 instruments are of “favorable quality . . . but . . . lacking the undeniable strength of the preceding grades.”

Description of Moody’s Commercial Paper Ratings

        Moody’s Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

        Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins, in earning coverage of fixed financial charges and high internal cash generation; and with established access to a range of financial markets and assured sources of alternate liquidity.

        Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of short term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

        Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes to the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

        Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor’s, A Division of The McGraw-Hill Companies, Inc. (“Standard & Poor’s”), Municipal Debt Ratings

        A Standard & Poor’s municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations or a specific program. It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation.

        The debt rating is not a recommendation to purchase, sell or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

        The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources Standard & Poor’s considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

        The ratings are based, in varying degrees, on the following considerations:

I.	Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.	Nature of and provisions of the obligation;

III.	Protection afforded to, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors’
rights.

AAA	Debt rated “AAA” has the highest rating assigned by Standard & Poor’s. Capacity of the obligor to meet its financial commitment on the obligation is extremely strong.

AA	Debt rated “AA” differs from the highest-rated issues only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A	Debt rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	Debt rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB	Debt rated “BB,” “B,” “CCC,” “CC,” and “C” are regarded as having significant speculative

B	characteristics. “BB” indicates the least degree of speculation and “C” the highest degree of speculation

CCC CC	While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.
C

D	Debt rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless
Standard & Poor’s believes that such payments will be made during such grace period. The “D”
rating also will be used upon the tiling of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

        Plus (+) or Minus (-): The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

c	The “c” subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment grade level and/or the issuer’s bonds are deemed taxable.

p	The letter “p” indicates that the rating is provisional, A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of the debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows,

r	The “r” highlights derivative hybrid and certain other obligations that Standard & Poor’s believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies: certain swans and options: and interest-only and principal-only mortgage securities. The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

Description of Standard & Poor’s Commercial Paper Ratings

        A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from “A-1” for the highest quality obligations to “D” for the lowest. These categories are as follows:

A-1	This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+)
designation.
A-2	Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1.”

A-3	Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B	Issues rated “B” are regarded as having only speculative capacity for timely payment.

C	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D	Debt rated “D” is in payment default. The “D” rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired unless Standard & Poor’s believes that such payments will be made during such grace period.

A	commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor’s by the issuer or obtained by Standard & Poor’s from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information.

Description of Standard & Poor’s Note Rating

        A Standard & Poor’s note rating reflects the liquidity factors and market access risks unique to such notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

—Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note.

—Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest

Description of Fitch Rating’s (“Fitch”) Investment Grade Bond Ratings

        Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The rating represents Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

        The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality.

        Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

        Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

        Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

        Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA	Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA	Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA.”
Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated “F-1+.”

A	Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB	Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

        Plus (+) or Minus (-):    Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the “AAA” category.

Description Of Fitch’s Speculative Grade Bond Ratings

        Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings (“BB” to “C”) represent Fitch’s assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating (“DDD” to “D”) is an assessment of the ultimate recovery value through reorganization or liquidation.

        The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength.

        Bonds that have the rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB	Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B	Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC	Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC	Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C	Bonds are in imminent default in payment of interest or principal.

DDD DD D	Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. “DDD” represents the highest potential for recovery on these bonds, and “D”
represents the lowest potential for recovery.

        Plus (+) or Minus (-):    Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the “DDD,” “DD,” or “D” categories.

Description of Fitch’s Short-Term Ratings

        Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

        The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer’s obligations in a timely manner.

        Fitch short-term ratings are as follows:

F-1+	Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1	Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated “F-1+”.

F-2	Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned “F-1+” and “F-1” ratings.

F-3	Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S	Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D	Default. Issues assigned this rating are in actual or imminent payment default.

LOC	The symbol “LOC” indicates that the rating is based on a letter of credit issued by a commercial bank.

Notes to Fitch’s Investment Grade Bond Ratings, Speculative Grade Bond Ratings and Short-Term Rating

NR	Indicates that Fitch does not rate the specific issue.

Conditional	A conditional ratite is premised on the successful completion of a project or the occurrence of a specific event.

Suspended	A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

Withdrawn	A rating will be withdrawn when an issue matures or is called or refinanced and, at Fitch’s discretion when an issuer fails to furnish proper and timely information.

Ratings Watch	Ratings are placed own Rating Watch to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as
“Positive:” indicating a potential upgrade. “Negative:” for potential downgrade, or
“Evolving:” where ratings may be raised or lowered. Rating Watch is relatively short-
term, and should be resolved within three to 12 months.

Ratings Outlook

        An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as “Positive” or “Negative.” The absence of a designation indicates a stable outlook.

EXHIBIT IV

SECURITY OWNERSHIP

        To the knowledge of Municipal Series Trust, the following persons or entities owned beneficially or of record 5% or more of any class of the State Fund’s outstanding shares as of the Record Date.

Arizona Fund

	Percentage of Class Owned				Owned
Shareholder Name and Address*	Class A	Class B	Class C	Class D	Beneficially	Of Record
Shemer Investment Co.
c/o Martha E. Shemer	12.49%	—	—	—	✓

Mr. Henry P. Marino and
Mrs. Joanne Marino JTWROS	7.67%	—	—	—	✓

F. Michael Geddes TTEE
Sheila P. Geddes TTEE
U/A DTD 04/05/1989
By Geddes Revocable Trust	7.19%	—	—	—	✓

Coe & Van Loo Conslt. Eng. Inc.	5.67%	—	—	—	✓

Karen Raskin-Young TTEE
U/A DTD 01/02/98
By Karen Raskin-Young	—	7.01%	—	—	✓

Rodney L. Fethke	—	—	14.67%	—	✓

Miss Roseanne C. Sonchik	—	—	7.57%	—	✓

Anne F. Pilecki	—	—	7.18%	—	✓

Francesca L. Beach	—	—	7.16%	—	✓

Mr. Lawrence R. McCally	—	—	5.54%	—	✓

Peter C. Brown TTEE
U/A DTD 01/31/2001
By Peter C. Brown Trust	—	—	—	5.77%	✓

*	Unless otherwise indicated, the address for each shareholder listed above is: c/o Merrill Lynch Arizona Municipal Bond Fund, 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

Connecticut Fund

	Percentage of Class Owned				Owned
Shareholder Name and Address*	Class A	Class B	Class C	Class D	Beneficially	Of Record
Jane C. Waters TTEE
U/A DTD 11/30/1999
By Jane C. Waters	16.36%	—	—	—	✓

Mr. William F. Waters TTEE
U/A DTD 11/30/1999
By William F. Waters	9.23%	—	—	—	✓

Helga A. Hershey	5.55%	—	—	—	✓

Mr. Janusz S. Podlasek	—	—	11.84%	—	✓

Anne Tyler Calabresi Family
Probate Trust DTD 06/01/75
J. Hirschoff, G. Harold Welch Jr.
and Ralph W. Halsey Jr. TTEES	—	—	11.27%	—	✓

Ralph Eustis and
Karen P. Eustis JTWROS	—	—	7.22%	—	✓

Miss Martha L. Robinson	—	—	7.10%	—	✓

Frank Vos	—	—	5.27%	—	✓

Mr. Charles Raymond	—	—	—	5.84%	✓

Terran A. Miller &
Lisa Tesoriero JTWROS	—	—	—	5.81%	✓

Yvette Pergola	—	—	—	5.41%	✓

*	Unless otherwise indicated, the address for each shareholder listed above is: c/o Merrill Lynch Connecticut Municipal Bond Fund, 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

Maryland Fund

	Percentage of Class Owned				Owned
Shareholder Name and Address*	Class A	Class B	Class C	Class D	Beneficially	Of Record
Mr. Brian Billick and
Mrs. Leslie Kim Billick JTWROS	6.60%	—	—	—	✓

Mrs. Martha R. Mindte	6.40%	—	—	—	✓

Mrs. Marcia R. Pruzan	—	—	14.67%	—	✓

Maribel F. Henschel TTEE
U/A DTD 12/04/1997
By Maribel F. Henschel	—	—	—	8.01%	✓

Susan R. Phillips and
Jack H. Phillips JTWROS	—	—	—	7.73%	✓

Marie L. Brinsfield TTEE U/A
1/18/89 By Marie L. Brinsfield	—	—	—	7.24%	✓

Maribel F. Henschel-TTEE
U/A 11-28-84 for
Eugene V. Henschel REV LIV TST	—	—	—	6.41%	✓

*	Unless otherwise indicated, the address for each shareholder listed above is: c/o Merrill Lynch Maryland Municipal Bond Fund, 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

Massachusetts Fund

	Percentage of Class Owned				Owned
Shareholder Name and Address*	Class A	Class B	Class C	Class D	Beneficially	Of Record
Mrs. Delia C. Flynn	8.49%	—	—	—	✓

Mrs. Rosalie A. Israel TTEE
U/A 1/26/76
By Alta Norma List	6.01%	—	—	—	✓

Mr. Clinton C. Moore	5.47%	—	—	—	✓

Robin Stahl Sub Trust B
UTD 12/6/66	—	—	16.41%	—	✓

Mr. David H. Godin and
Mrs. Dierdre J. Godin JTWROS	—	—	6.89%	—	✓

James F. Gvazdauskas and
Marina Gvazdauskas JTWROS	—	—	6.55%	—	✓

Philip D. O’Connell, Jr.	—	—	5.74%	—	✓

Richard T. Pagliazzo	—	—	—	28.94%	✓

Jack Killian and
Susan J. Killian JTWROS	—	—	—	8.87%	✓

*	Unless otherwise indicated, the address for each shareholder listed above is: c/o Merrill Lynch Massachusetts Municipal Bond Fund, 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

Michigan Fund

	Percentage of Class Owned				Owned
Shareholder Name and Address*	Class A	Class B	Class C	Class D	Beneficially	Of Record
Carole M. Karam TTEE
David P. Karam TTEE
U/A DTD 04/09/1987
By Abraham Karam Jr. FMLY Trust	—	—	26.06%	—	✓

Theresa M. Prince TTEE
U/A DTD 04/03/97
By Theresa M. Prince	—	—	9.39%	—	✓

Ruth E. Wright TTEE
U/A DTD 08/15/96
By Ruth E. Wright	—	—	6.82%	—	✓

Harriet J. Davidson TTEE
U/A DTD 12/06/95
By Harriet J. Davidson	—	—	5.12%	—	✓

Robert A. Elzerman Trustee
U/A 10-27-88
By Robert A. Elzerman	—	—	—	12.36%	✓

Anthony Potestivo and
Ernestine Potestivo JTWROS	—	—	—	6.79%	✓

*	Unless otherwise indicated, the address for each shareholder listed above is: c/o Merrill Lynch Michigan Municipal Bond Fund, 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

Minnesota Fund

	Percentage of Class Owned				Owned
Shareholder Name and Address*	Class A	Class B	Class C	Class D	Beneficially	Of Record
Elden H. Banitt TTEE
Kay S. Banitt TTEE
U/A DTD 07/14/2000
By Bannitt Living Trust	6.30%	—	—	—	✓

Rex L. Carter and
Teri L. Carter TIC	5.74%	—	—	—	✓

Julia S. Beck	—	—	11.69%	—

Edward B. Stanford TTEE
U/A DTD 09/27/96
By Edward B. Stanford	—	—	8.22%	—	✓

*	Unless otherwise indicated, the address for each shareholder listed above is: c/o Merrill Lynch Minnesota Municipal Bond Fund, 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

North Carolina Fund

	Percentage of Class Owned				Owned
Shareholder Name and Address*	Class A	Class B	Class C	Class D	Beneficially	Of Record
Mr. Fletcher Horn	13.99%	—	—	—	✓

T. Jerry Walker and Marie L. Walker JTWROS	9.41%	—	—	—	✓

Merrill Lynch Trust Company**	6.81%	—	—	—		✓

Eric G. Bolen and Elizabeth D. Bolen JTWROS c/o Dept. of Biology Univ. NC at Wilmington	—	—	17.60%	—	✓

Bernice Gulkin	—	—	7.65%	—	✓

Mr. M. Webster Henry	—	—	6.42%	—	✓

Mr. Richard A. Pence and Mrs. Chloe E. Pence JTWROS	—	—	5.78%	—	✓

Henry L. Coble	—	—	5.13%	—	✓

Barbara R. Schroeder TTEE U/A DTD 05/18/95 by Barbara R. Schroeder	—	—	—	14.79%	✓

Leo E. Magiera TTEE U/A DTD 07/12/90 by Leo E. Magiera Trust	—	—	—	6.06%	✓

*	Unless otherwise indicated, the address for each shareholder listed above is: c/o Merrill Lynch North Carolina Municipal Bond Fund, 800 Scudders Mill Road, Plainsboro, New Jersey 08536.
**
Merrill Lynch Trust Company does not have any voting authority or authority to buy or sell these shares except at the direction of the underlying plan fiduciary or an independent trustee. To the knowledge of the North Carolina Fund, no underlying plan participant is the beneficial owner of 5% or more of the shares of the North Carolina Fund.

Ohio Fund

	Percentage of Class Owned				Owned
Shareholder Name and Address*	Class A	Class B	Class C	Class D	Beneficially	Of Record
Mr. Ronald D. Morton Jr. and Mrs. Janis R. Morton JTWROS	7.02%	—	—	—	✓

Merrill Lynch Trust Company**	6.97%	—	—	—		✓

Kathryn Sanders Rieder TTEE U/A DTD 09/24/84 by Kathryn Sanders Rieder Smithville Western Commons	—	—	6.22%	—	✓

Jerry L. Trabue and Beverly A. Trabue CO-TTEES U/A 8/7/90 Trabue Loving Trust	—	—	6.02%	—	✓

Wilma Jean Weber TTEE U/A DTD 02/01/1993 by Wilma Jean Weber	—	—	5.23%	—	✓

Alice J. Noon TTEE DTD 12/10/86 Alice J. Noon Trust	—	—	7.30%	—	✓

*	Unless otherwise indicated, the address for each shareholder listed above is: c/o Merrill Lynch Ohio Municipal Bond Fund, 800 Scudders Mill Road, Plainsboro, New Jersey 08536.
**
Merrill Lynch Trust Company does not have any voting authority or authority to buy or sell these shares except at the direction of the underlying plan fiduciary or an independent trustee. To the knowledge of the Ohio Fund, no underlying plan participant is the beneficial owner of 5% or more of the shares of the Ohio Fund.

Texas Fund

	Percentage of Class Owned				Owned
Shareholder Name and Address*	Class A	Class B	Class C	Class D	Beneficially	Of Record
Thomas B. Howard Jr. TTEE Mary Stubbs Howard TTEE U/A DTD 03/17/94 by Thomas & Mary S. Howard	7.17%	—	—	—	✓

Janice W. McMurry	—	—	14.18%	—	✓

R. Z. Bratton and Shirley Bratton JTWROS	—	—	5.23%	—	✓

*	Unless otherwise indicated, the address for each shareholder listed above is: c/o Merrill Lynch Texas Municipal Bond Fund, 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

STATEMENT OF ADDITIONAL INFORMATION

MERRILL LYNCH ARIZONA MUNICIPAL BOND FUND,
MERRILL LYNCH CONNECTICUT MUNICIPAL BOND FUND,
MERRILL LYNCH MARYLAND MUNICIPAL BOND FUND,
MERRILL LYNCH MASSACHUSETTS MUNICIPAL BOND FUND,
MERRILL LYNCH MICHIGAN MUNICIPAL BOND FUND,
MERRILL LYNCH MINNESOTA MUNICIPAL BOND FUND,
MERRILL LYNCH NORTH CAROLINA MUNICIPAL BOND FUND,
MERRILL LYNCH OHIO MUNICIPAL BOND FUND, AND
MERRILL LYNCH TEXAS MUNICIPAL BOND FUND,
EACH A SERIES OF MERRILL LYNCH MULTI-STATE MUNICIPAL SERIES TRUST

THE NATIONAL PORTFOLIO OF MERRILL LYNCH MUNICIPAL BOND FUND, INC.
P.O. Box 9011
Princeton, New Jersey 08543-9011
(609) 282-2800

        This Statement of Additional Information is not a prospectus and should be read in conjunction with the Joint Proxy Statement and Prospectus of Merrill Lynch Arizona Municipal Bond Fund (the “Arizona Fund”), Merrill Lynch Connecticut Municipal Bond Fund (the “Connecticut Fund”), Merrill Lynch Maryland Municipal Bond Fund (the “Maryland Fund”), Merrill Lynch Massachusetts Municipal Bond Fund (the “Massachusetts Fund”), Merrill Lynch Michigan Municipal Bond Fund (the “Michigan Fund”), Merrill Lynch Minnesota Municipal Bond Fund (the “Minnesota Fund”), Merrill Lynch North Carolina Municipal Bond Fund (the “North Carolina Fund”), Merrill Lynch Ohio Municipal Bond Fund (the “Ohio Fund”), and Merrill Lynch Texas Municipal Bond Fund (the “Texas Fund”), each a series of Merrill Lynch Multi-State Municipal Series Trust (“Municipal Series Trust”), and the National Portfolio (the “National Portfolio”) of Merrill Lynch Municipal Bond Fund, Inc. (“Municipal Bond Fund”), dated February 9, 2002 (the “Proxy Statement and Prospectus”), which has been filed with the Securities and Exchange Commission (the “Commission”) and can be obtained, without charge, by calling Municipal Bond Fund at 1-800-995-6526, or by writing to Municipal Bond Fund at the above address. This Statement of Additional Information has been incorporated by reference into the Proxy Statement and Prospectus. The Arizona Fund, the Connecticut Fund, the Maryland Fund, the Massachusetts Fund, the Michigan Fund, the Minnesota Fund, the North Carolina Fund, the Ohio Fund, and the Texas Fund are individually referred to herein as a “State Fund” and collectively as the “State Funds,” as the context requires.

        Further information about the National Portfolio is contained in the Statement of Additional Information of Municipal Bond Fund, dated October 5, 2001 (the “Municipal Bond Fund Statement”), which is incorporated by reference into and accompanies this Statement of Additional Information.

        The Commission maintains a web site (http://www.sec.gov) that contains the prospectus relating to each State Fund, the statement of additional information relating to each State Fund, the prospectus of Municipal Bond Fund, the Municipal Bond Fund Statement, other material incorporated by reference and other information regarding Municipal Bond Fund, the National Portfolio Municipal Series Trust, and each State Fund.

The date of this Statement of Additional Information is February 9, 2002

TABLE OF CONTENTS

General Information	2
Financial Statements	2

GENERAL INFORMATION

        The shareholders of each State Fund are being asked to approve (i) the election of the Board of Trustees of Municipal Series Trust, and (ii) the acquisition of substantially all of the assets, and the assumption of substantially all of the liabilities, of the applicable State Fund, by the National Portfolio in return for an equal aggregate value of shares of common stock of the National Portfolio. Each acquisition of assets of a State Fund by the National Portfolio and assumption of liabilities of a State Fund by the National Portfolio is individually referred to herein as a “State Fund Acquisition” and the State Fund Acquisitions are collectively referred to herein as the “Reorganization.” Municipal Bond Fund is an open-end fund that is organized as a Maryland corporation. A Special Meeting of the Shareholders of each State Fund will be held at the offices of Fund Asset Management, L.P., 800 Scudders Mill Road, Plainsboro, New Jersey on Monday, March 18, 2002 at the following times:

State Fund	Meeting Time
Arizona Fund	9:30 a.m. Eastern time
Connecticut Fund	10:00 a.m. Eastern time
Maryland Fund	10:30 a.m. Eastern time
Massachusetts Fund	11:00 a.m. Eastern time
Michigan Fund	11:30 a.m. Eastern time
Minnesota Fund	12:00 p.m. Eastern time
North Carolina Fund	12:30 p.m. Eastern time
Ohio Fund	1:00 p.m. Eastern time
Texas Fund	1:30 p.m. Eastern time

        For detailed information about the election of the Board of Trustees of Municipal Series Trust and each State Fund Acquisition and the Reorganization, shareholders of each State Fund should refer to the Proxy Statement and Prospectus. For further information about the National Portfolio, shareholders should refer to the Municipal Bond Fund Statement, which accompanies this Statement of Additional Information and is incorporated by reference herein.

FINANCIAL STATEMENTS

        In accordance with Part B, Item 14(a) of Form N-14, pro forma financial statements reflecting consummation of a State Fund Acquisition or consummation of the Reorganization have not been prepared since, as of January 31, 2002, the net asset value of no State Fund exceeded 10% of the net asset value of the National Portfolio.

National Portfolio

        Audited financial statements and accompanying notes for the fiscal year ended June 30, 2001 and the independent auditors’ report thereon, dated August 17, 2001, of the National Portfolio are incorporated herein by reference from Municipal Bond Fund’s Annual Report to Stockholders, which accompanies this Statement of Additional Information.

Arizona Fund

        Audited financial statements and accompanying notes for the fiscal year ended July 31, 2001 and the independent auditors’ report thereon, dated September 13, 2001, of the Arizona Fund are incorporated herein by reference from the Arizona Fund’s Annual Report to Shareholders, which accompanies this Statement of Additional Information if you are a shareholder of the Arizona Fund.

Connecticut Fund

        Audited financial statements and accompanying notes for the fiscal year ended July 31, 2001 and the independent auditors’ report thereon, dated September 10, 2001, of the Connecticut Fund are incorporated herein by reference from the Connecticut Fund’s Annual Report to Shareholders, which accompanies this Statement of Additional Information if you are a shareholder of the Connecticut Fund.

Maryland Fund

        Audited financial statements and accompanying notes for the fiscal year ended July 31, 2001 and the independent auditors’ report thereon, dated September 10, 2001, of the Maryland Fund are incorporated herein by reference from the Maryland Fund’s Annual Report to Shareholders, which accompanies this Statement of Additional Information if you are a shareholder of the Maryland Fund.

Massachusetts Fund

        Audited financial statements and accompanying notes for the fiscal year ended July 31, 2001 and the independent auditors’ report thereon, dated September 10, 2001, of the Massachusetts Fund are incorporated herein by reference from the Massachusetts Fund’s Annual Report to Shareholders, which accompanies this Statement of Additional Information if you are a shareholder of the Massachusetts Fund.

Michigan Fund

        Audited financial statements and accompanying notes for the fiscal year ended July 31, 2001 and the independent auditors’ report thereon, dated September 10, 2001, of the Michigan Fund are incorporated herein by reference from the Michigan Fund’s Annual Report to Shareholders, which accompanies this Statement of Additional Information if you are a shareholder of the Michigan Fund.

Minnesota Fund

        Audited financial statements and accompanying notes for the fiscal year ended July 31, 2001 and the independent auditors’ report thereon, dated September 10, 2001, of the Minnesota Fund are incorporated herein by reference from the Minnesota Fund’s Annual Report to Shareholders, which accompanies this Statement of Additional Information if you are a shareholder of the Minnesota Fund.

North Carolina Fund

        Audited financial statements and accompanying notes for the fiscal year ended July 31, 2001 and the independent auditors’ report thereon, dated September 10, 2001, of the North Carolina Fund are incorporated herein by reference from the North Carolina Fund’s Annual Report to Shareholders, which accompanies this Statement of Additional Information if you are a shareholder of the North Carolina Fund.

Ohio Fund

        Audited financial statements and accompanying notes for the fiscal year ended July 31, 2001 and the independent auditors’ report thereon, dated September 10, 2001, of the Ohio Fund are incorporated herein by reference from the Ohio Fund’s Annual Report to Shareholders, which accompanies this Statement of Additional Information if you are a shareholder of the Ohio Fund.

Texas Fund

        Audited financial statements and accompanying notes for the fiscal year ended July 31, 2001 and the independent auditors’ report thereon, dated September 12, 2001, of the Texas Fund are incorporated herein by reference from the Texas Fund’s Annual Report to Shareholders, which accompanies this Statement of Additional Information if you are a shareholder of the Texas Fund.
[Proxy Card Front]
CLASS [•]

MERRILL LYNCH                      MUNICIPAL BOND FUND
OF MERRILL LYNCH MULTI-STATE MUNICIPAL SERIES TRUST
P.O. Box 9011
Princeton, New Jersey 08543-9011

PROXY

This proxy is solicited on behalf of the Board of Trustees

        The undersigned hereby appoints Terry K. Glenn, Donald C. Burke, and Alice A. Pellegrino as proxies, each with the power to appoint his or her substitute, and hereby authorizes each of them to represent and to vote, as designated on the reverse hereof, all of the shares of beneficial interest of Merrill Lynch                   Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust (the “Fund”) held of record by the undersigned on January 22, 2002 at a Special Meeting of Shareholders of the Fund to be held on March 18, 2002, or any adjournment thereof.

        THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER HEREIN DIRECTED BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL 1 AND PROPOSAL 2.

        By signing and dating the reverse side of this card, you authorize the proxies to vote each proposal as marked, or if not marked, to vote “FOR” each proposal, and to use their discretion to vote for any other matter as may properly come before the meeting or any adjournment thereof. If you do not intend to personally attend the meeting, please complete and return the card at once in the enclosed envelope.

(Continued and to be signed on the reverse side)

[Proxy Card Reverse]

1.	Election of Trustees of Merrill Lynch Multi-State Municipal Series Trust

	For All ☐	Withhold All ☐	For All Except ☐
01) James H. Bodurtha
02) Terry K. Glenn
03) Joe Grills
04) Herbert I. London
05) André F. Perold
06) Roberta Cooper Ramo
07) Robert S. Salomon Jr.
08) Melvin R. Seiden
09) Stephen B. Swensrud

To withhold authority to vote for certain nominees only, mark “For All Except” and write each such nominee’s number on the line below.

2.	To consider and act upon a proposal to approve the Agreement and Plan of Reorganization between Merrill Lynch Multi-State Municipal Series Trust and Merrill Lynch Municipal Bond Fund, Inc.

FOR ☐	AGAINST ☐	ABSTAIN ☐

3.	In the discretion of such proxies, upon such other business as properly may come before the meeting or any adjournment thereof.

Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or as executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized persons.

Dated: , 2002

X

Signature

X

Signature, if held jointly

        PLEASE MARK BOXES /X/ OR ☒ IN BLUE OR BLACK INK. SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE.